1933 Act File No. 33-36729
                                                   1940 Act File No. 811-6165

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                       ------

     Pre-Effective Amendment No.     .................................

     Post-Effective Amendment No.  30 ................................   X
                                  ----                                 ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X

     Amendment No.  29 ...............................................   X
                   ----                                                ------

                   FEDERATED MUNICIPAL SECURITIES INCOME TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,

                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 _ immediately upon filing pursuant to paragraph (b) X on OCTOBER 29, 1999, pursuant to paragraph (b) _ 60 days after filing pursuant to paragraph (a)(i)

     on _________________ pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
     (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP

2101 L Street, N.W.
Washington, DC  20037

PROSPECTUS

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS A SHARES
CLASS B SHARES



A mutual fund seeking to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities by investing primarily in a portfolio of long-term, investment grade California tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



OCTOBER 31, 1999

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities

in Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  9

How is the Fund Sold?  12

How to Purchase Shares  12

How to Redeem and Exchange Shares  14

Account and Share Information  16

Who Manages the Fund?  17

Financial Information  18

Independent Auditors' Report  34



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities will be primarily long-term, investment grade securities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



INTEREST RATE RISKS

Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.



CREDIT RISKS



Issuers of tax exempt securities may default on the payment of interest or principal when due.

CALL RISKS



Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

SECTOR RISKS



Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to funds that invest in multiple states. California's economy is dependent upon high technology, entertainment, trade and construction. A downturn in any of these industries could have a negative impact on the economy of the state. Moreover, the ability of California state and local governments to issue debt and raise taxes is limited by certain initiatives.



The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic]



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was (2.99%).



Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 9.04% (quarter ended March 31, 1995). Its lowest quarterly return was (7.76%) (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to Lehman Brothers Revenue Bond Index (LBRBI) and Lehman Brothers Municipal Bond Index (LBMBI), both broad-based market indexes. The LBRBI is a total return performance benchmark for the long-term, investment grade, revenue bond market. The LBMBI is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMBI, bonds must have a minimum credit rating of Baa. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

                         CLASS A   CLASS B

CALENDAR PERIOD          SHARES    SHARES    LBRBI   LBMBI
1 Year                   0.63%     0.13%     6.33%   6.22%
5 Years                  4.86%     N/A       6.39%   6.49%
Start of Performance 1   6.66%     2.12%     7.56%   N/A

1 The Fund's start of performance dates for Class A Shares and Class B Shares were December 2, 1992 and December 1, 1997, respectively.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


SHAREHOLDER FEES                                                                     CLASS A    CLASS B
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                    4.50%     None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                                                                           None      5.50%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                                                None      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                              None      None
Exchange Fee                                                                          None      None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursements) 1 Expenses
That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                                      0.40%     0.40%
Distribution (12b-1) Fee 3                                                            0.25%     0.75%
Shareholder Services Fee                                                              0.25%     0.25%
Other Expenses 4                                                                      0.67%     0.67%
Total Annual Fund
Operating Expenses                                                                    1.57%     2.07% 5
1 Although not contractually obligated to do so, the adviser and distributor waived and reimbursed certain amounts. These are shown

below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 1999.

 Total Waivers and
Reimbursements of Fund

Expenses                                                                               1.07%    0.82%
 Total Actual Annual Fund
Operating Expenses (after
waivers and

reimbursements)                                                                        0.50%    1.25%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 1999.

3 The distributor voluntarily waived the distribution (12b-1) fee for the Class
A Shares. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 1999.

4 The adviser has voluntarily reimbursed other operating expenses of the Fund.
The adviser can terminate this voluntary reimbursement of other operating expenses at any time. Total other operating expenses paid by the Fund for Class
A Shares and Class B Shares (after the voluntary reimbursement) were 0.25% and
0.25%, respectively, for the fiscal year ended August 31, 1999.

5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
CLASS A
Expenses assuming redemption        $603      $923    $1,267     $2,233
Expenses assuming no redemption     $603      $923    $1,267     $2,233
CLASS B

Expenses assuming redemption        $760    $1,049    $1,134     $2,385
Expenses assuming no redemption     $210      $649    $1,114     $2,340



What are the Fund's Investment Strategies?



The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. As a matter of operating policy, the Fund ordinarily will invest so that 100% of its annual interest income is exempt from such taxes. Interest income from the Fund's investments may be subject to AMT.

The Fund invests at least 65% of its assets in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than 10 years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after tax total return.



The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

* the economic feasibility of revenue bond financings and general purpose financings;

* the financial condition of the issuer or guarantor; and

* political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

The Adviser attempts to provide superior levels of after tax total return. After tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares. The Adviser seeks total return on an after tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.



HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a futures contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different futures contracts, or futures contracts and securities. The Fund's ability to hedge may be limited by the costs of the futures contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use futures contracts that cover a narrow range of circumstances or (3) involve the sale of futures contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax and the income tax imposed by the state of California and California municipalities. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.



What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.



Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS



Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.



PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.



MUNICIPAL LEASES



Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

ZERO COUPON SECURITIES



Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.



INVERSE FLOATERS



An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

FUTURES CONTRACTS



Futures contracts, which are a type of derivative contract, provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.

The Fund may buy and sell interest rate and index financial futures contracts. Depending upon how the Fund uses futures contracts and the relationships between the market value of a futures contract and the underlying asset, futures contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity risks and leverage risks.



SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



ASSET COVERAGE

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES



The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

SECTOR RISKS



A substantial part of the Fund's portfolio may be comprised of securities issued by California issuers or credit enhanced by insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

California's economy is dependent upon high technology, entertainment, trade and construction. A downturn in any of these industries could have a negative impact on the economy of the state. Moreover, the ability of California state and local governments to issue debt and raise taxes is limited by certain initiatives. Specifically, Proposition 13 limits the valuation of real property for tax purposes and the power of local authorities to increase property tax rates and revenues; Proposition 62 requires that a majority of voters approve new general taxes; and Proposition 218 requires two-thirds voter approval for the imposition of new special taxes. Finally, since many local revenues are dependent upon real property taxation, fluctuations in real estate prices can affect local revenues.



TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not recorded any credit ratings, have recorded ratings below investment grade or are not widely held.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a futures contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                 MINIMUM       MAXIMUM SALES CHARGE
                 INITIAL/                  CONTINGENT
                 SUBSEQUENT    FRONT-END   DEFERRED
                 INVESTMENT    SALES       SALES

SHARES OFFERED   AMOUNTS 1     CHARGE 2     CHARGE 3
Class A          $1,500/$100   4.50%       0.00%
Class B          $1,500/$100   None        5.50%

1 The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE



CLASS A SHARES

                                  SALES CHARGE
                                  AS A PERCENTAGE   SALES CHARGE
                                  OF PUBLIC         AS A PERCENTAGE

PURCHASE AMOUNT                   OFFERING PRICE    OF NAV
Less than $100,000                4.50%             4.71%
$100,000 but less than $250,000   3.75%             3.90%
$250,000 but less than $500,000   2.50%             2.56%
$500,000 but less than
$1 million                        2.00%             2.04%
$1 million or greater 1           0.00%             0.00%




1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your Contingent Deferred Sales Charge may be waived, see "Sales Charge When You Redeem."

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or



* as a Trustee, Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.



If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS A SHARES

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.


CLASS B SHARES

Shares Held Up To:                                                                   CDSC
1 year                                                                               5.50%
2 years                                                                              4.75%
3 years                                                                              4.00%
4 years                                                                              3.00%
5 years                                                                              2.00%
6 years                                                                              1.00%
7 years or more                                                                      0.00%

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;



* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);



* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement; or

* upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries or investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California municipal securities.



When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

(Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares and Class B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares



You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL



* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.



BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:



* through an investment professional if you

purchased Shares through an investment professional; or



* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration; * amount to be redeemed or exchanged; * signatures of all shareholders exactly as registered; and * IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record; * your redemption will be sent to an address of record that was changed within the last 30 days; * a redemption is payable to someone other than the shareholder(s) of record; or * IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or * wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;
* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:



* ensure that the account registrations are identical; * meet any minimum initial investment requirements; and * receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM



You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES



You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year; * you reinvest all dividends and capital gains distributions; and * your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated California Municipal Income Fund's dividends will be exempt from the California taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

J. SCOTT ALBRECHT

J. Scott Albrecht has been the Fund's portfolio manager since March 1995. He is Vice President of the Fund. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

LEE R. CUNNINGHAM II

Lee R. Cunningham II has been a portfolio manager of the Fund since
May 1998. Mr. Cunningham joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in finance and operations from the University of Pittsburgh.

MARY JO OCHSON

Mary Jo Ochson has been the Fund's portfolio manager since April 1997.
Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS (UNAUDITED)



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.





Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 34.


YEAR ENDED AUGUST 31             1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING

OF PERIOD                      $11.13       $10.73       $10.27       $10.13       $10.01
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.52         0.53         0.55         0.58         0.59
Net realized and
unrealized gain (loss) on
investments                     (0.64)        0.40         0.46         0.14         0.12
TOTAL FROM INVESTMENT

OPERATIONS                      (0.12)        0.93         1.01         0.72         0.71
LESS DISTRIBUTIONS:

Distributions from net

investment income               (0.52)       (0.53)       (0.55)       (0.58)       (0.59)
NET ASSET VALUE, END OF

PERIOD                         $10.49       $11.13       $10.73       $10.27       $10.13
TOTAL RETURN 1                  (1.20%)       8.84%       10.11%        7.21%        7.48%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                       1.57%        2.11%        2.63%        2.98%        2.96%
Net investment income 2          3.63%        3.42%        3.28%        3.23%        3.63%
Expenses (after waivers
and reimbursements)              0.50%        0.69%        0.66%        0.60%        0.55%
Net investment income
(after waivers
and reimbursements)              4.70%        4.84%        5.25%        5.61%        6.04%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $28,054      $28,792      $22,000      $17,148      $14,400
Portfolio turnover                 35%           6%          29%          21%          63%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would
have been as indicated.      See Notes which are an integral part of the
Financial Statements     Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 34.


YEAR ENDED AUGUST 31             1999         1998 1
NET ASSET VALUE, BEGINNING

OF PERIOD                      $11.13       $10.87
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income            0.44         0.33
Net realized and
unrealized gain (loss) on
investments                     (0.64)        0.26
TOTAL FROM INVESTMENT

OPERATIONS                      (0.20)        0.59
LESS DISTRIBUTIONS:

Distributions from net

investment income               (0.44)       (0.33)
NET ASSET VALUE, END OF

PERIOD                         $10.49       $11.13
TOTAL RETURN 2                  (1.92%)       5.53%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                       2.07%        2.56% 4
Net investment income 3          3.14%        2.98% 4
Expenses (after waivers
and reimbursements)              1.25%        1.40% 4
Net investment income
(after waivers and
reimbursements)                  3.96%        4.14% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $35,594      $10,020
Portfolio turnover                 35%           6%


1 Reflects operations for the period from December 1, 1997 (date of initial public investment) to August 31, 1998.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.


See Notes which are an integral part of the Financial Statements

Portfolio of Investments


AUGUST 31, 1999


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1        VALUE

                LONG-TERM MUNICIPALS-85.9%

                CALIFORNIA-84.7%

  $   500,000   ABAG Finance Authority for
                Non-Profit Corporations,
                Refunding Revenue
                Certificates of
                Participation, 5.125%
                (Episcopal Homes
                Foundation)/(Original
                Issue Yield: 5.35%),
                7/1/2018                          A-       $    461,325
    2,000,000   Alameda Corridor
                Transportation Authority,
                CA, Senior Lien Revenue
                Bonds (Series 1999A),
                5.125% (MBIA INS),

                10/1/2018                        AAA          1,913,100

      500,000   Anaheim, CA, Public
                Financing Authority, Lease
                Revenue Bonds
                (Series 1997C), 6.00%
                (Anaheim Public
                Improvements Project),

                (FSA INS)/ 9/1/2010              AAA            545,675

      500,000   Anaheim, CA, Public
                Financing Authority, Lease
                Revenue Bonds
                (Series 1997C), 6.00%
                (Anaheim Public
                Improvements Project),

                9/1/2016                         AAA            535,120

      995,000   Antioch, CA, Public
                Financing Authority,
                Reassessment Revenue Bonds
                (Series 1998A), 5.00%
                (AMBAC INS)/(Original
                Issue Yield: 5.08%),

                9/2/2018                         AAA            926,265

    1,000,000   Beverly Hills, CA, Public
                Finance Authority, Lease
                Revenue Bonds
                (Series 1998A), 5.25%,

                6/1/2028                          AA            938,660

      605,000   Blythe, CA, Financing
                Authority, Sewer Revenue
                Bonds (Series 1998),

                5.75%, 4/1/2028                   NR            574,913

      500,000   Bonita Canyon, CA, Public
                Facilities Financing
                Authority, Community
                Facilities District No.
                98-1 Special Tax Bonds
                (Series 1998), 5.375%
                (Original Issue Yield:
                5.50%), 9/1/2028                  NR            446,940

    1,000,000   California Educational
                Facilities Authority,
                Revenue Bonds (Series
                1999A), 5.00% (Pepperdine
                University)/(Original
                Issue Yield: 5.05%),

                11/1/2018                         AA            920,580

    1,000,000   California Educational
                Facilities Authority,
                Revenue Bonds (Series
                1999B), 5.875% (Pomona

                College), 7/1/2019                 AAA         1,020,430
      625,000   California Educational
                Facilities Authority,
                Revenue Bonds (Series B),
                6.60% (Loyola Marymount
                University), 10/1/2002

                (@102)                             A1            681,781

    1,000,000   California Educational
                Facilities Authority,
                Revenue Bonds (Series N),
                5.35% (Stanford
                University)/(Original
                Issue Yield: 5.43%),

                6/1/2027                         AAA            957,450

      600,000   California Educational
                Facilities Authority,
                Revenue Bonds, 6.70%
                (Southwestern
                University)/(Original
                Issue Yield: 6.838%),

                11/1/2024                         A3            651,120

      500,000   California Educational
                Facilities Authority,
                Student Loan Revenue Bonds
                (Series 1998), 5.55%

                (AMBAC INS), 4/1/2028            AAA            493,970

      675,000   California HFA, SFM
                Revenue Bonds (Series C),

                6.75%, 2/1/2025                  AA-            699,415

      745,000   California HFA, SFM
                Revenue Bonds (Series F-

                1), 7.00%, 8/1/2026              AA-            783,569


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1        VALUE

                LONG-TERM MUNICIPALS-

                continued

                CALIFORNIA-CONTINUED

 $  1,000,000   California Health
                Facilities Financing
                Authority, Insured Health
                Facilities Refunding
                Revenue Bonds (Series
                1997), 5.50% (Valley Care
                Hospital
                Corp.)/(California
                Mortgage Insurance
                INS)/(Original Issue
                Yield: 5.737%), 5/1/2020         AA-      $     961,150
      500,000   California Health
                Facilities Financing
                Authority, Insured Health
                Facility Revenue Bonds
                (Series 1998A), 5.25%
                (Casa De Las Campanas)/
                (California Mortgage
                Insurance INS)/(Original
                Issue Yield: 5.35%),

                8/1/2020                          A+            463,760

    1,000,000   California Health
                Facilities Financing
                Authority, Revenue Bonds
                (Series 1998), 5.40%
                (Northern California
                Presbyterian Homes,
                Inc.)/(Original Issue
                Yield: 5.417%), 7/1/2028          A-            917,460
    1,000,000   California Health
                Facilities Financing
                Authority, Revenue Bonds
                (Series 1998B), 5.00%
                (Kaiser
                Permanente)/(Original
                Issue Yield: 5.20%),

                10/1/2020                          A            896,060

      400,000   California Health
                Facilities Financing
                Authority, Revenue Bonds
                (Series A), 6.50% (Kaiser
                Permanente Medical Care
                Program)/(Original Issue

                Yield: 7.097%), 12/1/2020          A            420,780
      700,000   California Health
                Facilities Financing
                Authority, Revenue
                Refunding Bonds (1996
                Series A), 6.00% (Catholic
                Healthcare West)/(MBIA
                INS)/ (Original Issue

                Yield: 6.15%), 7/1/2017          AAA            723,429
      900,000   California PCFA, Exempt
                Facilities Revenue Bonds
                (Series 1996), 5.50%
                (Mobil Corp.)/(Original
                Issue Yield: 5.72%),

                12/1/2029                         AA            863,469

      500,000   California PCFA, PCR
                Revenue Bonds (Series B),
                6.40% (Southern California
                Edison Co.)/ (Original
                Issue Yield: 6.55%),

                12/1/2024                         A+            526,990
      900,000   California PCFA, Sewer &
                Solid Waste Disposal
                Revenue Bonds, 5.75%
                (Anheuser-Busch Cos.,
                Inc.)/(Original Issue

                Yield: 5.818%), 12/1/2030         A+            900,198
      700,000   California PCFA, Solid
                Waste Disposal Revenue
                Bonds, 6.875% (Browning-
                Ferris Industries,
                Inc.)/(Original Issue

                Yield: 6.95%), 11/1/2027         BB-            711,893
    1,000,000   California PCFA, Solid
                Waste Refunding Revenue
                Bonds (Series 1999A),
                5.125% (West County
                Resource Recovery,
                Inc.)/(Comerica Bank,
                N.A., California
                LOC)/(Original Issue

                Yield: 5.323%), 1/1/2014          NR            932,520
      970,000   California Rural Home
                Mortgage Finance Authority, SFM Revenue Bonds, Series 1998 B-4,
                5.75% (GNMA COL),

                12/1/2029                        AAA          1,015,338

    1,000,000   California State Public
                Works Board, Lease Revenue
                Bonds
                (Series 1998A), 4.875%
                (Department of Forestry
                and Fire Protection
                Telecommunication Towers
                and Vaults)/ (Original
                Issue Yield: 5.01%),
                10/1/2018                          A            903,120
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1        VALUE
                LONG-TERM MUNICIPALS-

                continued

                CALIFORNIA-CONTINUED

 $    580,000   California State, GO UT
                Bonds, 5.75% (Original
                Issue Yield: 6.25%),
                3/1/2019                          A+      $     622,595
       20,000   California State, GO UT
                Bonds, 5.75% (Original
                Issue Yield: 6.25%),

                3/1/2019                          A+             20,298
    1,000,000   California State,
                Refunding UT GO Bonds,
                4.75% (Original Issue

                Yield: 4.82%), 2/1/2016          AAA            915,000
      500,000   California State,
                Refunding UT GO Bonds,
                5.00% (Original Issue

                Yield: 5.06%), 2/1/2021           A+            459,025
      400,000   California Statewide
                Communities Development
                Authority, Certificates of
                Participation, 5.25% (St.
                Joseph Health System
                Group, CA)/(Original Issue

                Yield: 5.47%), 7/1/2021           AA            372,220
    1,000,000   California Statewide
                Communities Development
                Authority, Certificates
                of Participation, Series
                1999, 5.375% (Internext
                Group)/(Original Issue

                Yield: 5.52%), 4/1/2017          BBB            931,590
      600,000   California Statewide
                Communities Development
                Authority, Revenue
                Certificates of
                Participation, 6.625% (St.
                Joseph Health System
                Group, CA)/(Original Issue

                Yield: 6.674%), 7/1/2021          AA            670,722
      400,000   California Statewide
                Communities Development
                Authority, Special
                Facilities Revenue Bonds,
                5.625% (United Air
                Lines)/(Original Issue

                Yield: 5.75%), 10/1/2034         BB+            367,500
      500,000   Chula Vista, CA IDA,
                Revenue Bonds (Series A),
                6.40% (San Diego Gas &
                Electric)/(Original Issue

                Yield: 6.473%), 12/1/2027        AA-            524,685
    1,000,000   Contra Costa County, CA
                Public Financing
                Authority, Tax Allocation
                Revenue Bonds (Series
                1999), 5.125% (Pleasant
                Hill BART, North Richmond,
                Bay Point, Oakley, and
                Rodeo Redevelopment
                Project Areas)/(Original
                Issue Yield: 5.27%),

                8/1/2019                         BBB            907,130

    2,000,000   Corona, CA Community
                Facilities District No.
                86-2, Refunding Special
                Tax Allocation Bonds,
                5.125% (AMBAC
                INS)/(Original Issue

                Yield: 5.37%), 9/1/2019          AAA          1,871,740
    1,000,000   Eden Township, CA Hospital
                District, Hospital Revenue
                Bonds, 7.40% (Original
                Issue Yield: 7.40%),

                11/1/2019 (@102)  BBB+          1,026,120

      500,000   El Dorado Cnty, CA Public
                Agency Financing
                Authority, Revenue Bonds,
                5.50% (Original Issue

                Yield: 5.85%), 2/15/2021         AAA            495,945
      790,000   El Monte, CA Public
                Financing Authority, Tax
                Allocation Revenue Bonds
                (Series 1998), 5.75% (El
                Monte, CA Community
                Redevelopment Agency),

                6/1/2028                          NR            746,621

      700,000   Foothill/Eastern
                Transportation Corridor
                Agency, CA, (Series 1995A)
                Senior Lien Toll Road
                Revenue Bonds, 6.50%
                (United States Treasury
                GTD)/(Original Issue
                Yield: 6.78%), 1/1/2032         BBB-            778,946
    1,760,000   Fresno, CA Unified School
                District, Refunding UT GO
                Bonds
                (Series 1999C), 5.90%,

                2/1/2017                         AAA          1,857,416
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1        VALUE
                LONG-TERM MUNICIPALS-

                continued

                CALIFORNIA-CONTINUED

 $    500,000   Inland Empire Solid Waste
                Financing Authority, CA,
                Revenue Bonds (Series B),
                6.25% (FSA INS), 8/1/2011        AAA      $     538,560
    2,750,000   Los Angeles County, CA,
                Metropolitan
                Transportation Authority,
                Sales Tax Revenue Bonds
                (Series 1993B), 4.75%
                (AMBAC INS)/ (Original
                Issue Yield: 5.35%),

                7/1/2013                         AAA          2,593,828

      600,000   Los Angeles, CA, Community
                Redevelopment Agency,
                Housing Revenue Refunding
                Bonds (Series A), 6.55%

                (AMBAC INS), 1/1/2027            AAA            624,000

    2,000,000   Los Angeles, CA, Unified
                School District, UT GO
                Bonds (Series C), 5.50%,

                7/1/2013                         AAA          2,046,560

    1,000,000   Pico Rivera, CA, Water
                Authority, Revenue Bonds,

                5.50% (MBIA INS), 5/1/2019       AAA            998,130
      460,000   Pomona, CA, Redevelopment
                Agency, Tax Allocation
                Bonds (Series 1998X), 5.40%
                (Mountain Meadows
                Redevelopment Project),

                12/1/2024                       BBB+            424,014
      900,000   Port of Oakland, CA,
                Revenue Bonds (Series 1997G), 5.50% (MBIA INS)/ (Original Issue
                Yield:

                5.83%), 11/1/2017                AAA            892,278

    1,000,000   Redlands, CA, Financing
                Authority, Water Revenue
                Refunding Bonds, Series A,
                5.00% (FSA INS)/(Original
                Issue Yield: 5.15%),

                9/1/2015                         AAA            963,210
    1,000,000   Riverside County, CA,
                Asset Leasing Corp.,
                Leasehold Revenue Bonds
                (Riverside County
                Hospital)/(MBIA
                INS)/(Original Issue

                Yield: 5.98%), 6/1/2021          AAA            286,110
      600,000   Sacramento, CA, Municipal
                Utility District, Electric
                Revenue Bonds (Series J),

                5.50% (AMBAC

                INS)/(Original Issue

                Yield: 5.80%), 8/15/2021         AAA            595,074
    1,500,000   San Francisco, CA, City &
                County Airport Commission,

                International Airport

                Revenue Bonds (Series

                18A), 5.00% (FGIC

                INS)/(Original Issue

                Yield: 5.24%), 5/1/2022          AAA          1,357,485
      300,000   San Francisco, CA, City &
                County Airport Commission,
                Second Series Revenue
                Bonds (Issue 12A), 5.90%
                (San Francisco
                International
                Airport)/(Original Issue

                Yield: 5.97%), 5/1/2026           A+            302,085
    1,000,000   Sierra Madre, CA,
                Financing Authority, Tax

                Increment Revenue

                Refunding Bonds (Series

                1998A), 5.00% (MBIA

                INS)/(Original Issue

                Yield: 5.35%), 11/1/2019         AAA            920,590
    1,000,000   Sierra View Local Health
                Care District, CA,
                Refunding Revenue Bonds
                (Series 1998), 5.25%
                (American Capital Access
                INS)/(Original Issue

                Yield: 5.40%), 7/1/2018            A            933,600
      400,000   Stockton, CA, Health
                Facility Revenue Bonds
                (Series 1997A), 5.70%
                (Dameron Hospital

                Association), 12/1/2014         BBB+            387,688
      500,000   Stockton, CA, Revenue
                Certificates of Participation (Series 1998A), 5.00% (MBIA INS)/
                (Original Issue Yield:

                5.15%), 9/1/2023                 AAA            456,055
      700,000   University of California,
                Research Facilities
                Revenue Bonds (1995

                Series B), 6.55%, 9/1/2024        A+            773,626
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1        VALUE

                LONG-TERM MUNICIPALS-

                continued

                CALIFORNIA-CONTINUED

 $    745,000   Vista, CA, Joint Powers
                Financing Authority,
                Revenue Bonds
                (Series 1997B), 5.50%
                (Original Issue Yield:
                5.57%), 9/1/2020                  NR      $     707,243
      500,000   Watsonville, CA, Insured
                Hospital Revenue Refunding
                Bonds (Series 1996A),
                6.20% (Watsonville
                Community
                Hospital)/(California
                State INS)/(Original Issue
                Yield: 6.225%), 7/1/2012          A+            542,445
      700,000   West Basin, CA, Municipal
                Water District, Refunding

                Revenue Certificates of

                Participation (Series A),

                5.375% (AMBAC

                INS)/(Original Issue

                Yield: 5.50%), 8/1/2014          AAA            697,837
    1,000,000   West Sacramento, CA,
                Limited Obligation
                Refunding Improvement
                Bonds, 5.60% (West
                Sacramento Reassessment
                District of
                1998)/(Original Issue

                Yield: 5.70%), 9/2/2017           NR            948,950
    1,000,000   Whisman, CA, School
                District, UT GO Bonds
                (Series B) (MBIA INS)/
                (Original Issue Yield:

                5.48%), 8/1/2021                 AAA            285,740

    1,000,000   Whisman, CA, School District, UT GO Bonds (Series B) (MBIA INS)/
                (Original Issue Yield:

                5.48%), 8/1/2022                 AAA            269,510
                TOTAL                                        53,898,651

                PUERTO RICO-1.2%

      700,000   Puerto Rico Electric Power Authority, Revenue Bonds (Series T),
                6.375% (Original Issue Yield:

                6.58%), 7/1/2024                BBB+            772,030

                TOTAL LONG-TERM MUNICIPALS
                (IDENTIFIED COST
                $55,722,610)  54,670,681
                SHORT-TERM INVESTMENTS-

                14.0%

                CALIFORNIA-10.1%

    3,900,000   California PCFA, (Series
                1996 E) Daily VRDNs
                (Pacific Gas & Electric
                Co.)/(Morgan Guaranty
                Trust Co., New York LOC),

                2.55%, 11/1/2026                 AA+          3,900,000

    2,500,000   California PCFA, Series A
                Daily VRDNs (Southern
                California Edison Co.),

                2.60%, 2/28/2008                  A+          2,500,000
                TOTAL                                         6,400,000

                PUERTO RICO-3.9%

    2,500,000   Puerto Rico Commonwealth
                Infrastructure Financing
                Authority, Floater
                Certificates (Series 1998-
                139) Weekly VRDNs (AMBAC
                INS)/(Morgan Stanley, Dean
                Witter Municipal Funding,
                Inc. LIQ), 2.99%, 7/1/2028       AAA          2,500,000

                TOTAL SHORT-TERM

                INVESTMENTS (AT AMORTIZED

                COST)  $   8,900,000

                TOTAL INVESTMENTS
                (IDENTIFIED COST

                $64,622,610) 2                             $ 63,570,681


 Securities that are subject to alternative minimum tax represent 17.00% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $64,622,610. The net unrealized depreciation of investments on a federal tax basis amounts to $(1,051,929) which is comprised of $911,619 appreciation and $1,963,548 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($63,647,960) at August 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HFA -Housing Finance Authority IDA -Industrial Development Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCR -Pollution Control Revenue PCFA -Pollution Control Finance Authority SFM -Single Family Mortgage UT -Unlimited Tax VRDNs -Variable
Rate Demand Notes      See Notes which are an integral part of the Financial
Statements

Statement of Assets and Liabilities


AUGUST 31, 1999


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$64,622,610)                                    $ 63,570,681
Cash                                                 187,345
Income receivable                                    809,390
Receivable for investments
sold                                                 860,471
Receivable for shares sold                           330,178
Receivable for daily
variation margin                                      10,938
TOTAL ASSETS                                      65,769,003
LIABILITIES:

Payable for investments
purchased                       $ 1,839,420
Payable for shares
redeemed                            131,905
Income distribution
payable                             120,475
Accrued expenses                     29,243
TOTAL LIABILITIES                                  2,121,043
Net assets for 6,068,350
shares outstanding                              $ 63,647,960
NET ASSETS CONSIST OF:

Paid in capital                                 $ 65,942,835
Net unrealized
depreciation of
investments and futures
transactions                                      (1,083,366)
Accumulated net realized
loss on investments                               (1,211,509)
TOTAL NET ASSETS                                $ 63,647,960
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($28,053,845 / 2,674,691
shares outstanding)                                   $10.49
Offering Price Per Share
(100/95.50 of $10.49) 1                               $10.98
Redemption Proceeds Per
Share (100.00/100 of
$10.49) 2                                             $10.49
CLASS B SHARES:
Net Asset Value Per Share
($35,594,115 / 3,393,659
shares outstanding)                                   $10.49
Offering Price Per Share
(100/100.00 of $10.49) 1                              $10.49
Redemption Proceeds Per
Share (94.50/100 of
$10.49) 2                                              $9.91


1 See "What Do Shares Cost?" in the Prospectus.

2 See "Sales Charge When You Redeem" in the Prospectus.



See Notes which are an integral part of the Financial Statements

Statement of Operations



YEAR ENDED AUGUST 31, 1999


INVESTMENT INCOME:
Interest                                                           $  2,775,073
EXPENSES:

Investment advisory fee                           $  213,175
Administrative personnel
and services fee                                     155,000
Custodian fees                                         4,185
Transfer and dividend
disbursing agent fees and
expenses                                              55,827
Directors'/Trustees' fees                              4,075
Auditing fees                                         13,923
Legal fees                                             2,669
Portfolio accounting fees                             63,143
Distribution services fee-
Class A Shares                                        70,667
Distribution services fee-
Class B Shares                                       187,703
Shareholder services fee-
Class A Shares                                        70,667
Shareholder services fee-
Class B Shares                                        62,568
Share registration costs                              27,952
Printing and postage                                  17,859
Insurance premiums                                     2,855
Miscellaneous                                          6,364
TOTAL EXPENSES                                       958,632
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                     $  (213,175)
Waiver of distribution
services fee-Class A
Shares                              (70,667)
Reimbursement of other
operating expenses                                                     (218,268)
TOTAL WAIVERS AND
REIMBURSEMENTS                                                         (502,110)
Net expenses                                                            456,522
Net investment income                                                 2,318,551
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FUTURES TRANSACTIONS:
Net realized gain (loss) on
investments and futures
transactions                                                           (474,546)
Net change in unrealized
depreciation of
investments and
futures transactions                                                 (3,186,111)
Net realized and
unrealized gain (loss) on
investments and
futures transactions                                                 (3,660,657)
Change in net assets
resulting from operations                                          $  (1,342,106)



See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




YEAR ENDED AUGUST 31               1999                1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   2,318,551       $   1,319,281
Net realized gain (loss) on
investments and futures
transactions (($474,546)
and $16,809, respectively,
as computed for federal
tax purposes)                         (474,546)             16,809
Net change in unrealized
appreciation/(depreciation)         (3,186,111)          1,036,136
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS           (1,342,106)          2,372,226
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                      (1,327,405)         (1,204,810)
Class B Shares                        (991,146)           (114,471)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (2,318,551)         (1,319,281)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              41,012,918          19,344,464
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,269,456             671,591
Cost of shares redeemed            (13,785,402)         (4,257,476)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        28,496,972          15,758,579
Change in net assets                24,836,315          16,811,524
NET ASSETS:

Beginning of period                 38,811,645          22,000,121
End of period                    $  63,647,960       $  38,811,645



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

AUGUST 31, 1999

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and personal income taxes imposed by the state of California and California municipalities.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

Effective December 1, 1997, the Fund added Class B Shares and designated the existing share class as Class A Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31,1999, the Fund, for federal tax purposes, had a capital loss carryforward of $732,129, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                  EXPIRATION

EXPIRATION YEAR   AMOUNT
2003                $513,799
2004                $218,330

FUTURES CONTRACTS

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended August 31, 1999, the Fund had realized gains of $178,368 on future contracts.

At August 31, 1999, the Fund had outstanding futures contracts as set forth below:

                  CONTRACTS                      UNREALIZED
EXPIRATION DATE   TO RECEIVE          POSITION   DEPRECIATION
December 1999     25 Municipal Bond   Short         ($31,437)

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees ( the Trustees) to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


YEAR ENDED AUGUST 31               1999          1998
CLASS A SHARES:

Shares sold                     900,962       850,058
Shares issued to
shareholders in payment of
distributions declared           61,949        55,492
Shares redeemed                (874,803)     (370,125)
NET CHANGE RESULTING FROM

CLASS A SHARE TRANSACTIONS       88,108       535,425


YEAR ENDED AUGUST 31               1999          1998 1
CLASS B SHARES:

Shares sold                   2,818,762       912,747
Shares issued to
shareholders in payment of
distributions declared           53,752         5,755
Shares redeemed                (379,001)      (18,356)
NET CHANGE RESULTING FROM

CLASS B SHARE TRANSACTIONS    2,493,513       900,146
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            2,581,621     1,435,571

1 Reflects operations for the period from December 1, 1997 (date of initial public investment) to August 31, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                   PERCENTAGE OF
                   AVERAGE DAILY
                   NET ASSETS

SHARE CLASS NAME   OF CLASS
Class A            0.25%
Class B            0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class A and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended August 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $45,760,000 and $40,000,000 respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1999, were as follows:

Purchases   $41,543,875
Sales       $17,333,490

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1999, 33.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.2% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED CALIFORNIA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated California Municipal Income Fund as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated California Municipal Income Fund as of August 31, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
October 15, 1999




PROSPECTUS

[Graphic]

Federated World Class Investment Manager

Federated California Municipal Income Fund

A Portfolio of Federated
Municipal Securities Income Trust



CLASS A SHARES
CLASS B SHARES



OCTOBER 31, 1999

A Statement of Additional Information (SAI) dated October 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Federated California Municipal Income Fund
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 625922109
Cusip 625922828



2092918A (10/99)

[Graphic]



STATEMENT OF ADDITIONAL INFORMATION

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS A SHARES

CLASS B SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated California Municipal Income Fund (Fund), dated October 31, 1999. Obtain the prospectus and the Annual Report's Management Discussion & Analysis without charge by calling 1-800-341-7400.



OCTOBER 31, 1999



 [Graphic]
 Federated

 World-Class Investment Manager
 Federated California Municipal Income
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

2092918B (10/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  4

How is the Fund Sold?  5

Subaccounting Services  6

Redemption in Kind  6

Massachusetts Partnership Law  6

Account and Share Information  7

Tax Information  7

Who Manages and Provides Services to the Fund?  8

How Does the Fund Measure Performance?  11

Who is Federated Investors, Inc.?  14

Investment Ratings  15

Addresses  18



How is the Fund Organized?



The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from California Municipal Income Fund to Federated California Municipal Income Fund on February 26, 1996. Effective October 1, 1999, the Trust changed its name from Municipal Securities Income Trust to Federated Municipal Securities Income Trust.



The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Class A Shares and Class B Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.



CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES



Treasury securities are direct obligations of the federal government of the United States.



AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.



COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

BANK INSTRUMENTS



Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

INVESTMENT RISKS



There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a AAA municipal security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

LIQUIDITY RISKS

Limited trading opportunities may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.



FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities.

The Fund pursues its investment objective by investing its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities.

The investment objective and policy may not be changed by the Fund's Trustees without shareholder approval.



INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES



The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.



UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.



LENDING CASH OR SECURITIES



The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.



CONCENTRATION OF INVESTMENTS



The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED BY THE BOARD UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



BUYING ON MARGIN



The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.



RESTRICTED SECURITIES

The Fund may invest its securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

In applying the Fund's commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:



* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;



* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.



What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.



LETTER OF INTENT (CLASS A SHARES)



You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:



* the Trustees or Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;



* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* of Shares that represent a reinvestment within 120 days of a previous redemption;



* of Shares held by the Trustees or Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;



* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

CLASS B SHARES ONLY

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (CLASS A SHARES AND CLASS B SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.



For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses. Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.



SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing

distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

                        ADVANCE PAYMENTS AS A

AMOUNT                  PERCENTAGE OF PUBLIC OFFERING PRICE
First $1 - $5 million   0.75%
Next $5 - $20 million   0.50%
Over $20 million        0.25%

For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.



Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of October 7, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class A Shares for its clients), Jacksonville, Florida, owned approximately 769,135 Class A Shares (12.54%).



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.



The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.



STATE TAXES

CALIFORNIA INCOME TAXES

Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes provided that such distributions qualify as "exempt-interest dividends" under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50 percent of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt- interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.

Dividends of the Fund are not exempt from the California taxes payable by corporations.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than California. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of six funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of October 7, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A and Class B Shares.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
JOHN F. DONAHUE*+#                       Chief Executive Officer                  $0   $0 for the Trust and
Birth Date: July 28, 1924                and Director or Trustee of                    54 other investment
Federated Investors Tower                the Federated Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                         Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN and TRUSTEE                     Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,305.35   $113,860.22 for the Trust
Birth Date: February 3, 1934             the Federated Fund                            and 54 other investment
15 Old Timber Trail                      Complex; Director, Member                     companies in the
Pittsburgh, PA                           of Executive Committee,                       Fund Complex
TRUSTEE                                  Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.
                                         (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,436.05   $125,264.48 for the Trust
Birth Date: June 23, 1937                Federated Fund Complex;                       and 54 other investment
Wood/Commercial Dept.                    President, Investment                         companies in the
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       Fund Complex

3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
TRUSTEE                                  Associates, Inc.,

                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of some       $1,305.35   $47,958.02 for the Trust
Birth Date: September 3, 1939            of the Federated Fund                         and 29 other investment
175 Woodshire Drive                      Complex; formerly:                            companies in the
Pittsburgh, PA                           Partner, Andersen                             Fund Complex
TRUSTEE                                  Worldwide SC.

JOHN F. CUNNINGHAM++                     Director or Trustee of some         $331.87   $0 for the Trust
Birth Date: March 5, 1943                of the Federated Fund                         and 46 other investment
353 El Brillo Way                        Complex; Chairman,                            companies in the
Palm Beach, FL                           President and Chief                           Fund Complex
TRUSTEE                                  Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting); Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.

LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: October 11, 1932             Federated Fund Complex;                       and 54 other investment
3471 Fifth Avenue                        Professor of Medicine,                        companies in the
Suite 1111                               University of Pittsburgh;                     Fund Complex
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of Pittsburgh

                                         Medical Center - Downtown;
                                         Hematologist, Oncologist and Internist,
                                         University of Pittsburgh Medical
                                         Center; Member, National Board of
                                         Trustees, Leukemia Society of America.

PETER E. MADDEN                          Director or Trustee of the        $1,189.91   $113,860.22 for the Trust
Birth Date: March 16, 1942               Federated Fund Complex;                       and 54 other investment
One Royal Palm Way                       formerly: Representative,                     companies in the
100 Royal Palm Way                       Commonwealth of                               Fund Complex
Palm Beach, FL                           Massachusetts General
TRUSTEE                                  Court; President, State
                                         Street Bank and Trust
                                         Company and State Street
                                         Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman
                                         and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
CHARLES F. MANSFIELD, JR.++              Director or Trustee of some       $1,016.39   $0 for the Trust
Birth Date: April 10, 1945               of the Federated Fund                         and 50 other investment
80 South Road                            Complex; Management                           companies in the
Westhampton Beach, NY                    Consultant.                                   Fund Complex
TRUSTEE                                  Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#  Director or Trustee of            $1,403.80   $113,860.22 for the Trust
Birth Date: December 20, 1932            the Federated Fund                            and 54 other investment
President, Duquesne University           Complex; President, Law                       companies in the
Pittsburgh, PA                           Professor, Duquesne                           Fund Complex
TRUSTEE                                  University; Consulting

                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: June 21, 1935                Federated Fund Complex;                       and 54 other investment
4905 Bayard Street                       Public Relations/                             companies in the
Pittsburgh, PA                           Marketing/Conference                          Fund Complex
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH++                          Director or Trustee of some         $331.87   $0 for the Trust
Birth Date: November 28, 1957            of the Federated Fund                         and 48 other investment
2007 Sherwood Drive                      Complex; President and                        companies in the
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Fund Complex
TRUSTEE                                  (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.

J. CHRISTOPHER DONAHUE*+                 President or Executive                   $0   $0 for the Trust
Birth Date: April 11, 1949               Vice President of the                         and 16 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Director or Trustee of some                   Fund Complex
Pittsburgh, PA                           of the Funds in the
EXECUTIVE VICE PRESIDENT and TRUSTEE     Federated Fund Complex;
                                         President, Chief Executive Officer and
                                         Director, Federated Investors, Inc.;
                                         President and Trustee, Federated
                                         Investment Management Company and
                                         Federated Investment Counseling;
                                         President and Director, Federated
                                         Global Investment Management Corp.;
                                         President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated Services
                                         Company.

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the Trust
Birth Date: October 22, 1930             of the Funds in the                           and 1 other investment
Federated Investors Tower                Federated Fund Complex;                       company in the
1001 Liberty Avenue                      President, Executive Vice                     Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company, Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the Trust
Birth Date: October 26, 1938             and Secretary of the                          and 54 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Executive Vice President,                     Fund Complex

Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;

                                         Trustee, Federated Investment
                                         Management Company and Federated
                                         Investment Counseling; Director,
                                         Federated Global Investment Management
                                         Corp., Federated Services Company and
                                         Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the Trust
Birth Date: June 17, 1954                Fund Complex; Vice                            and 54 other investment
Federated Investors Tower                President - Funds                             companies in the
1001 Liberty Avenue                      Financial Services                            Fund Complex
Pittsburgh, PA                           Division, Federated

TREASURER                                Investors, Inc.; formerly:
                                         various management
                                         positions within Funds
                                         Financial Services
                                         Division of Federated
                                         Investors, Inc.

RICHARD B. FISHER                        President or Vice                        $0   $0 for the Trust
Birth Date: May 17, 1923                 President of some of the                      and 6 other investment
Federated Investors Tower                Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                      Complex; Director or                          Fund Complex
Pittsburgh, PA                           Trustee of some of the
PRESIDENT                                Funds in the Federated Fund
                                         Complex; Executive Vice
                                         President, Federated
                                         Investors, Inc.; Chairman
                                         and Director, Federated
                                         Securities Corp.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the Trust
Birth Date: March 3, 1949                of this Fund and various                      and 41 other investment
Federated Investors Tower                other Funds in the                            companies in the
1001 Liberty Avenue                      Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment

                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

J. SCOTT ALBRECHT                        J. Scott Albrecht has been               $0   $0 for the Trust
Birth Date: June 1, 1960                 the Fund's portfolio                          and 1 other investment
Federated Investors Tower                manager since March 1995.                     company in the
1001 Liberty Avenue                      He is Vice President of the                   Fund Complex
Pittsburgh, PA                           Trust. Mr. Albrecht joined
VICE PRESIDENT                           Federated in 1989. He has
                                         been a Senior Portfolio
                                         Manager since 1997 and a
                                         Vice President of the
                                         Fund's investment adviser
                                         since 1994. He was a
                                         Portfolio Manager from
                                         1994 to 1996. Mr. Albrecht
                                         is a Chartered Financial
                                         Analyst and received his
                                         M.S. in Public Management
                                         from Carnegie Mellon
                                         University.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

++ Mr. Mansfield became a member of the Board of Trustees on January 1, 1999. Messrs. Cunningham and Walsh became members of the Board of Trustees on July 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.



The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.



OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                             AVERAGE AGGREGATE DAILY

MAXIMUM ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million 0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS

The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED AUGUST 31       1999       1998       1997
Advisory Fee Earned            $213,175   $110,704   $  76,824
Advisory Fee Reduction          213,175    110,704      76,824
Administrative Fee              155,000    147,521     125,002
12B-1 FEE

Class A Shares                        0          -          -
Class B Shares                  187,703          -          -
SHAREHOLDER SERVICES FEE

Class A Shares                   70,667          -          -
Class B Shares                   62,658          -          -

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year, five-year and Start of Performance periods ended August 31, 1999.

Yield and Tax-Equivalent Yield are given for the 30-day period ended August 31, 1999.


                       30-DAY                        START OF PERFORMANCE
                       PERIOD   1 YEAR    5 YEARS    ON DECEMBER 2, 1992


CLASS A SHARES:

Total Return           NA       (6.51%)   5.44%     5.54%
Yield                  4.78%    NA        NA        NA
Tax-Equivalent Yield   9.35%    NA        NA        NA


                       30-DAY                        START OF PERFORMANCE
                       PERIOD   1 YEAR    5 YEARS    ON DECEMBER 1, 1997

CLASS B SHARES:


Total Return           NA      (7.10%)   NA         (0.61%)
Yield                  4.02%    NA       NA         NA
Tax-Equivalent Yield   7.87%    NA       NA         NA



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE


TAXABLE YIELD EQUIVALENT
FOR 1999 - STATE OF

CALIFORNIA

COMBINED FEDERAL AND STATE

INCOME TAX BRACKET:  23.00%                      37.30%           40.30%            45.30%             48.90%
Single Return                                 $1-25,750   $25,751-62,450   $62,451-130,250   $130,251-283,150   Over 283,150
TAX EXEMPT YIELD:  TAXABLE YIELD EQUIVALENT:

1.50%                         1.95%                       2.39%            2.51%             2.74%              2.94%
2.00%                         2.60%                       3.19%            3.35%             3.66%              3.91%
2.50%                         3.25%                       3.99%            4.19%             4.57%              4.89%
3.00%                         3.90%                       4.78%            5.03%             5.48%              5.87%
3.50%                         4.55%                       5.58%            5.86%             6.40%              6.85%
4.00%                         5.19%                       6.38%            6.70%             7.31%              7.83%
4.50%                         5.84%                       7.18%            7.54%             8.23%              8.81%
5.00%                         6.49%                       7.97%            8.38%             9.14%              9.78%
5.50%                         7.14%                       8.77%            9.21%             10.05%             10.76%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


TAXABLE YIELD EQUIVALENT
FOR 1999 - STATE OF

CALIFORNIA

COMBINED FEDERAL AND STATE

INCOME TAX BRACKET:  21.00%                      37.30%            40.30%             45.30%             48.90%
Joint Return                                  $1-43,050   $43,051-104,050   $104,051-158,550   $158,551-283,150   Over 283,150
TAX EXEMPT YIELD:  TAXABLE YIELD EQUIVALENT:

1.50%                         1.90%                       2.39%             2.51%              2.74%              2.94%
2.00%                         2.53%                       3.19%             3.35%              3.66%              3.91%
2.50%                         3.16%                       3.99%             4.19%              4.57%              4.89%
3.00%                         3.80%                       4.78%             5.03%              5.48%              5.87%
3.50%                         4.43%                       5.58%             5.86%              6.40%              6.85%
4.00%                         5.06%                       6.38%             6.70%              7.31%              7.83%
4.50%                         5.70%                       7.18%             7.54%              8.23%              8.81%
5.00%                         6.33%                       7.97%             8.38%              9.14%              9.78%
5.50%                         6.96%                       8.77%             9.21%              10.05%             10.76%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LEHMAN BROTHERS REVENUE BOND INDEX



Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.



MORNINGSTAR, INC.



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998,

Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



MOODY'S INVESTORS  SERVICE LONG-TERM BOND RATING DEFINITIONS



AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.



MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS



PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

Class A Shares
Class B Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PROSPECTUS

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust



A mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities by investing primarily in a portfolio of investment grade Michigan tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



OCTOBER 31, 1999

CONTENTS


Risk/Return Summary   1

What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the Fund Invests?  6
What are the Specific Risks of Investing in the Fund?  9
What Do Shares Cost?  10
How is the Fund Sold?  12
How to Purchase Shares  12
How to Redeem and Exchange Shares  14
Account and Share Information  16
Who Manages the Fund?  17
Financial Information  19
Independent Auditors' Report  34


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the state of Michigan and Michigan municipalities personal income taxes. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities will be investment grade or of comparable quality. The Fund's dollar-weighted average portfolio maturity is between three and ten years, and its average-weight duration is between three and seven years.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



INTEREST RATE RISKS

Prices of the tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

CREDIT RISKS

Issuers of tax exempt securities may default on the payment of interest or principal when due.



CALL RISKS

Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

SECTOR RISKS



Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic]



The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.



The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.



The Fund's total return for the nine-month period from January 1, 1999 to September 30, 1999 was (1.16%).



Within the period shown in the Chart, the Fund's highest quarterly return was 5.72% (quarter ended March 31, 1995). Its lowest quarterly return was (4.60%) (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers 7 Year State General Obligation Index (LB7YRSGOI) and the Lehman Brothers Municipal Bond Index (LBMBI), both broad-based market indexes. The LB7YRSGOI is an index of general obligation bonds rated A or better with six to eight years to maturity. The LBMBI is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMBI, bonds must have a minimum credit rating of Baa. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD          FUND    LB7YRSGOI   LBMBI
1 Year                   2.41%   6.48%       6.22%
5 Years                  4.35%   5.96%       6.49%
Start of Performance 1   6.26%   6.68%       NA



1 The Fund's start of performance date was September 18, 1991.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                    3.00%
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                        None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price).                                                                     None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)

1

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)

Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.35%
Total Annual Fund
Operating Expenses                                                                   1.00%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 1999.

Total Waiver of Fund

Expenses                                                                             0.50%
Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                             0.50%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.08% for the fiscal year ended August 31, 1999. 3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund
(after the voluntary waiver) was 0.07% for the fiscal year ended August 31, 1999.


EXAMPLE



The following Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year     $  399
3 Years    $  609
5 Years    $  836
10 Years   $1,488



What are the Fund's Investment Strategies?

The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the state of Michigan and Michigan municipalities personal income taxes. As a matter of operating policy, the Fund ordinarily will invest so that 100% of its annual interest income is exempt from such taxes. Interest income from the Fund's investments may be subject to AMT.



The Fund's portfolio securities will be investment grade or of comparable quality. Under normal market conditions, the Fund's dollar-weighted average portfolio maturity is between three and ten years, and its average- weight duration is between three and seven years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after tax total return.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

* current and expected U.S. economic growth;
* current and expected interest rates and inflation;
* the Federal Reserve's monetary policy; and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

* the economic feasibility of revenue bond financings and general purpose financings; * the financial condition of the issuer or guarantor; and * political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

The Adviser attempts to provide superior levels of after tax total return. After tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares. The Adviser seeks total return on an after tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.


HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a futures contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different futures contracts, or futures contracts and securities. The Fund's ability to hedge may be limited by the costs of the futures contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use futures contracts that cover a narrow range of circumstances; or (3) involve the sale of futures contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax and the income tax imposed by the state of Michigan and Michigan municipalities. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.



Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS



Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.



MUNICIPAL LEASES



Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

ZERO COUPON SECURITIES



Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.


INVERSE FLOATERS



An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

FUTURES CONTRACTS



Futures contracts, which are a type of derivative contract, provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.

The Fund may buy and sell interest rate and index financial futures contracts. Depending upon how the Fund uses futures contracts and the relationships between the market value of a futures contract and the underlying asset, futures contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity risks and leverage risks.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES



The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.


What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS



Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.



If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.



SECTOR RISKS



A substantial part of the Fund's portfolio may be comprised of securities issued by Michigan issuers or credit enhanced by insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.



TAX RISKS



In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.



Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

LIQUIDITY RISKS



Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a futures contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

What Do Shares Cost?



You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                   MAXIMUM SALES CHARGE
MINIMUM INITIAL/                CONTINGENT
SUBSEQUENT         FRONT-END    DEFERRED
INVESTMENT         SALES        SALES
AMOUNTS 1          CHARGE 2     CHARGE 3
$1,500/$100        3.00%        0.00%


1 The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE


                                    SALES CHARGE
                                    AS A PERCENTAGE    SALES CHARGE
                                    OF PUBLIC          AS A PERCENTAGE

PURCHASE AMOUNT                     OFFERING PRICE     OF NAV
Less than $50,000                   3.00%              3.09%
$50,000 but less than $100,000      2.50%              2.56%
$100,000 but less than $250,000     2.00%              2.04%
$250,000 but less than $500,000     1.50%              1.52%
$500,000 but less than $1 million   1.00%              1.01%
$1 million or greater 1             0.00%              0.00%



1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or



* as a Trustee, Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.


If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;



* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement; or

* upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries or investment advisers, broker/dealers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan municipal securities.



When the Distributor receives sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL



You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

Federated Shareholder Services Company


P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;



* amount to be redeemed or exchanged;



* signatures of all shareholders exactly as registered; and



* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.



Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.



The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Michigan Intermediate Municipal Trust's dividends will be exempt from the Michigan taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

J. SCOTT ALBRECHT

J. Scott Albrecht has been the Fund's portfolio manager since March 1995. He is Vice President of the Fund. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

LEE R. CUNNINGHAM II

Lee R. Cunningham II has been a portfolio manager of the Fund since May 1998. Mr. Cunningham joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in finance and operations from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS (UNAUDITED)



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Reference is made to the Independent Auditors' Report on page 34.


YEAR ENDED AUGUST 31             1999        1998        1997        1996        1995
NET ASSET VALUE, BEGINNING

OF PERIOD                      $11.09      $10.85      $10.70      $10.80      $10.59
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.53        0.53        0.54        0.36        0.54
Net realized and
unrealized gain (loss) on
investments                     (0.47)       0.24        0.15       (0.10)       0.21
TOTAL FROM INVESTMENT

OPERATIONS                       0.06        0.77        0.69        0.26        0.75
LESS DISTRIBUTIONS:

Distributions from net

investment income               (0.53)      (0.53)      (0.54)      (0.36)      (0.54)
NET ASSET VALUE, END OF

PERIOD                         $10.62      $11.09      $10.85      $10.70      $10.80
TOTAL RETURN 1                   0.47%       7.27%       6.59%       4.13%       7.39%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                       1.00%       1.05%       1.09%       1.13%       1.15%
Net investment income 2          4.31%       4.30%       4.41%       4.36%       4.54%
Expenses (after waivers)         0.50%       0.50%       0.50%       0.50%       0.50%
Net investment income
(after waivers)                  4.81%       4.85%       5.00%       4.99%       5.19%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $74,510     $77,731     $67,592     $62,785     $60,621
Portfolio turnover                 17%         15%         12%          7%         23%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary
waivers had not occurred, the ratios would have been as indicated.      See
Notes which are an integral part of the Financial Statements

Portfolio of Investments


AUGUST 31, 1999


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-96.0%

                MICHIGAN-96.0%

  $   500,000   Avondale, MI, School
                District, UT GO Refunding
                Bonds, 6.75% (Michigan
                State GTD)/ (Original
                Issue Yield: 6.95%),
                5/1/2014                          AA+        $    522,925
      500,000   Battle Creek, MI, Building
                Authority, Revenue Bonds,

                6.00%, 4/1/2002                    A+             516,270

      500,000   Battle Creek, MI, Building
                Authority, Revenue Bonds,

                6.10%, 4/1/2003                    A+             516,555

    2,000,000   Battle Creek, MI, Downtown
                Development Authority,
                Refunding Bonds, 5.10%
                (MBIA INS)/(Original Issue

                Yield: 5.20%), 5/1/2010           AAA           1,981,220
    1,060,000   Belding Area Schools, MI,
                Refunding UT GO Bonds,
                4.95% (Original Issue

                Yield: 5.05%), 5/1/2014           AAA           1,001,647
    1,500,000   Berkley, MI, CSD,
                Refunding UT GO Bonds,
                4.75% (FGIC INS)/(Original
                Issue Yield: 5.05%),

                1/1/2019                          AAA           1,323,810

    1,360,000   Chippewa Hills, MI, School
                District, UT GO Bonds,
                5.25% (Original
                Issue Yield: 5.30%),

                5/1/2014                          AAA           1,341,436

      460,000   Detroit, MI, Economic
                Development Corp.,
                Resource Recovery
                Revenue Bonds (Series A),
                6.875% (FSA INS)/(Original
                Issue Yield: 7.00%),

                5/1/2009                          AAA             484,182

    3,000,000   Detroit, MI, Water Supply
                System, Revenue Refunding
                Bonds, 6.00% (FGIC
                INS)/(Original Issue

                Yield: 6.10%), 7/1/2002           AAA           3,137,340
    1,000,000   Detroit, MI, UT GO Bonds
                (Series 1999A), 5.00% (FSA
                INS)/(Original Issue

                Yield: 5.16%), 4/1/2019           AAA             919,660
    1,000,000   Detroit/Wayne County, MI,
                Stadium Authority, Revenue
                Bonds, 5.25% (FGIC
                INS)/(Original Issue

                Yield: 5.55%), 2/1/2011           AAA           1,001,060
    1,000,000   Eastern Michigan
                University, Revenue Bonds,
                6.10% (AMBAC INS)
                (Original Issue Yield:

                6.15%), 6/1/2004                  AAA           1,049,670
      200,000   Farmington Hills, MI,
                Hospital Finance
                Authority, Hospital
                Revenue Refunding Bonds
                (Series A), 6.60%
                (Botsford General
                Hospital)/ (MBIA INS),

                2/15/2000                         AAA             202,666

      425,000   Forest Hills, MI, Public
                School, UT GO Bonds, 7.375%
                (United States Treasury
                PRF)/(Original Issue
                Yield: 7.397%), 5/1/2115

                (@101)                             AA             439,301

      250,000   Garden City, MI, School District, UT GO Refunding Bonds, 5.90%
                (FSA INS),

                5/1/2005                          AAA             265,675

      565,000   Garden City, MI, School District, UT GO Refunding Bonds, 6.00%
                (FSA INS),

                5/1/2006                          AAA             598,990
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-

                continued

                MICHIGAN-CONTINUED

  $   515,000   Garden City, MI, School
                District, UT GO Refunding
                Bonds, 6.10% (FSA INS),
                5/1/2007                          AAA        $    548,295
      150,000   Huron Valley, MI, School
                District, UT GO Bonds,
                6.50%(Michigan State GTD)
                (United States Treasury

                PRF), 5/1/2002 (@102)              NR             158,267

      465,000   Ingham County MI, Sewer
                Authority, Revenue Bonds,
                Project #4, Delhi Charter

                Township, 5.90%, 11/1/2005        AA-             485,967
      850,000   Jenison, MI, Public
                Schools, UT GO School
                Buillding and Site
                Refunding Bonds, (Series
                1996), 5.30% (FGIC
                LOC)/(Original
                Issue Yield: 5.40%),

                5/1/2007                          AAA             886,321

      150,000   Jenison, MI, Public Schools, GO UT School Improvements, 5.30%
                (FGIC LOC)/(Original Issue

                Yield: 5.40%), 5/1/2007           AAA             154,899
      265,000   Kent Hospital Finance
                Authority, MI,, Hospital
                Revenue Refunding Bonds,
                6.30% (Pine Rest Christian
                Hospital, MI)/(FGIC
                INS)/(Original Issue

                Yield: 6.40%), 11/1/2003          AAA             280,214
      415,000   Kent Hospital Finance
                Authority, MI, Hospital
                Revenue Refunding Bonds,
                6.30% (Pine Rest Christian
                Hospital, MI)/(FGIC
                INS)/(Original Issue

                Yield: 6.45%), 11/1/2004          AAA             438,825
      500,000   Lake Orion, MI, School
                District, UT GO Refunding
                Bonds, 5.90% (Michigan
                State GTD), (AMBAC INS)

                5/1/2001                          AAA             514,095

    2,000,000   Lake Orion, MI, School District, UT GO Refunding Bonds, 6.05%
                (Michigan State LOC), (AMBAC INS)

                5/1/2002                          AAA           2,088,740

    1,380,000   Lincoln Park, MI, School
                District, UT GO Refunding

                Bonds, 5.10%

                (FGIC INS)/(Q-SBLF

                LOC)/(Original Issue

                Yield: 5.15%), 5/1/2013           AAA           1,348,715
      750,000   Livonia, MI, Public School
                District, UT GO Bonds
                (Series I),

                6.00%, 5/1/2001                   AA+             772,343

    1,710,000   Marquette, MI, Hospital
                Finance Authority,
                Hospital Revenue
                Refunding Bonds (1996
                Series D), 5.30%
                (Marquette General

                Hospital, MI), 4/1/2005           AAA           1,754,323
    1,290,000   Marquette, MI, Hospital
                Finance Authority,
                Hospital Revenue
                Refunding Bonds (1996
                Series D), 5.40%
                (Marquette General

                Hospital, MI), 4/1/2006           AAA           1,326,817
    1,350,000   Michigan Higher Education
                Student Loan Authority,
                Student Loan Revenue
                Bonds, Series XVII-A,
                5.65% (AMBAC LOC),

                6/1/2010                          AAA           1,381,860
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                LONG-TERM MUNICIPALS-

                continued

                MICHIGAN-CONTINUED

  $ 1,500,000   Michigan Municipal Bond
                Authority, Revenue
                Refunding Q-SBLF Bonds,
                6.00% (Michigan
                State)/(Michigan State
                GTD)/(Original
                Issue Yield: 6.10%),
                5/1/2002                          AA+        $  1,564,845
    3,000,000   Michigan Public Power
                Agency, Revenue Refunding
                Bonds (Series A) Belle
                River Project, 5.70%
                (Original Issue Yield:

                5.80%), 1/1/2003                  AA-           3,121,860

    1,000,000   Michigan State
                Comprehensive
                Transportation Board,
                Revenue Refunding Bonds
                (Series B), 5.50%

                (Michigan State)/(Original
                Issue Yield: 5.60%),

                5/15/2002                         AA-           1,031,170

    1,000,000   Michigan State
                Comprehensive
                Transportation Board,
                Revenue Refunding Bonds
                (Series B), 6.00%

                (Michigan State)/(Original
                Issue Yield: 6.05%),

                5/15/2007                         AA-           1,051,270

    2,000,000   Michigan State Hospital
                Finance Authority,
                Refunding Revenue Bonds
                (Series 1998A), 4.90% (St.
                John Hospital, MI)/(AMBAC
                INS) (Original Issue

                Yield: 5.05%), 5/15/2013          AAA           1,860,760
    1,000,000   Michigan State Hospital
                Finance Authority, Revenue
                & Refunding Bonds (Series
                1998A), 5.10% (McLaren
                Health Care
                Corp.)/(Original Issue

                Yield: 5.15%), 6/1/2013            NR             940,070
    1,325,000   Michigan State Hospital
                Finance Authority, Revenue
                Bonds (Series 1997W),
                5.00% (Mercy Health
                Services)/(Original Issue

                Yield: 5.26%), 8/15/2011          AA-           1,277,022
      415,000   Michigan State Hospital
                Finance Authority, Revenue
                Bonds (Series A), 6.15%
                (Crittenton Hospital, MI),

                3/1/2001                           A+             425,421

      440,000   Michigan State Hospital
                Finance Authority, Revenue
                Bonds (Series A), 6.25%
                (Crittenton Hospital, MI),

                3/1/2002                           A+             457,226

    1,000,000   Michigan State Hospital
                Finance Authority, Revenue
                Bonds, 5.25% (St. John
                Hospital, MI)/(Original
                Issue Yield: 5.65%),

                5/15/2026                         AAA             927,590

      500,000   Michigan State Hospital
                Finance Authority, Revenue

                Bonds,
                Providence Hospital, 7.00%
                (Daughters of
                Charity)/(Original Issue

                Yield: 7.04%), 11/1/2021           NR             538,075
    1,500,000   Michigan State Hospital
                Finance Authority, Revenue
                Refunding Bonds (Series
                A), 5.50% (St. John
                Hospital, MI)/(Original
                Issue Yield: 5.80%),

                5/15/2001                          A+           1,526,850

      800,000   Michigan State Hospital
                Finance Authority, Revenue
                Refunding Bonds, 5.95%
                (Oakwood Obligated
                Group)/(Original Issue

                Yield: 6.05%), 5/1/2002           AAA             830,112
      575,000   Michigan State Hospital
                Finance Authority, Revenue
                Refunding Bonds, 6.30%
                (Sparrow Obligated Group,

                MI)/(MBIA INS), 11/15/2003        AAA             606,269
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-

                continued

                MICHIGAN-CONTINUED

  $ 1,000,000   Michigan State Housing
                Development Authority,
                (Series A), Rental Housing
                Revenue Bonds, 5.55%,
                4/1/2004                          AAA        $  1,025,480
      500,000   Michigan State Housing
                Development Authority,
                Revenue Bonds (Series A),

                5.90%, 12/1/2005                  AA+             520,565

      430,000   Michigan State Housing
                Development Authority,
                Revenue Bonds (Series A),

                6.25%, 6/1/2002                   AA+             443,833

      200,000   Michigan State Housing
                Development Authority,
                Revenue Bonds (Series A),

                7.00%, 12/1/2005                  AA+             206,898

      280,000   Michigan State Housing
                Development Authority,
                Revenue Bonds (Series B),

                6.30%, 12/1/2003                  AA+             291,976

    1,000,000   Michigan State Housing
                Development Authority,
                Revenue Bonds (Series E),

                5.55%, 12/1/2007                  AA+           1,018,580

       95,000   Michigan State Housing
                Development Authority,
                Single Family Mortgage
                Revenue Bonds (Series B),

                6.95%, 12/1/2020                  AA+              98,294

    1,000,000   Michigan State, UT GO
                Recreation Program Bonds,
                5.75% (Original Issue

                Yield: 5.80%), 11/1/2001          AA+           1,034,130
      250,000   Michigan Strategic Fund,
                LT Obligation Revenue
                Refunding Bonds (Series
                A), 7.10% (Ford Motor
                Co.)/(Original Issue

                Yield: 7.127%), 2/1/2006            A             281,743
      500,000   Michigan Strategic Fund,
                Limited Obligation Revenue
                Bonds (Series 1998), 5.30%
                (Porter Hills Presbyterian
                Village, Inc.)/(Original
                Issue Yield: 5.422%),

                7/1/2018                            A             456,310
    4,250,000   Monroe County, MI,
                Pollution Control
                Authority, PCR Revenue
                Bonds (Series A), 6.35%
                (Detroit Edison
                Co.)/(AMBAC INS),

                12/1/2004                         AAA           4,551,538

    1,000,000   Novi, MI, Community School
                District, UT GO Bonds, Q-
                SBLF, 5.45% (Original
                Issue Yield: 5.50%),

                5/1/2003                          AA+           1,033,250

      300,000   Oakland & Washtenaw
                Counties, MI, Revenue
                Bonds, 6.65% (Oakland
                Community College
                District, MI)/(Original
                Issue Yield: 6.743%),

                5/1/2011                          AA-             321,030
    1,765,000   Oakland County, MI, EDC,
                Limited Obligation Revenue
                Bonds (Series 1997), 5.50%
                (Lutheran Social Services
                of Michigan)/(First of
                America Bank LOC),

                6/1/2014                           NR           1,730,794

      250,000   Oakland County, MI, LT GO
                Bonds, Evergreen-
                Farmington Sewer Disposal,

                6.30%, 5/1/2005                   AAA             258,778
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-

                continued

                MICHIGAN-CONTINUED

  $   610,000   Okemos, MI, Public School
                District, UT GO Refunding
                Bonds, Q-SBLF, 6.00%,
                5/1/2002                          AA+        $    637,310
      100,000   Ottawa County, MI,, LT GO
                Bonds, Northwest Ottawa
                Water System, 6.85%,

                5/1/2000                           AA             100,487

    1,000,000   Petoskey, MI, Hospital
                Finance Authority, Limited
                Obligation Revenue &
                Refunding Bonds, 5.00%
                (Northern Michigan
                Hospital Obligated

                Group)/(MBIA
                INS)/(Original Issue

                Yield: 5.22%), 11/15/2018         AAA             907,450
      400,000   Plymouth-Canton, MI,
                Community School District,
                UT GO Bonds (Series C), Q-
                SBLF, 6.00% (Original
                Issue Yield: 6.10%),

                5/1/2003                          AA+             424,336
      500,000   Plymouth-Canton, MI,
                Community School District,
                UT GO Refunding Bonds
                (Series B), Q-SBLF, 6.80%
                (United States Treasury
                PRF)/(Original Issue
                Yield: 6.90%), 5/1/2017

                (@101)                            AA+             525,855

      615,000   Riverview, MI, Community
                School District, UT GO
                Bonds, 6.20% (United
                States Treasury PRF),

                5/1/2004 (@101.5)                 AAA             653,376

      570,000   Riverview, MI, Community
                School District, UT GO
                Bonds, 6.20% (United
                States Treasury PRF),

                5/1/2003 (@101.5)                 AAA             605,568

      350,000   Rochester, MI, Community
                School District, UT GO
                Bonds, 6.50% (United
                States Treasury
                PRF)/(Original Issue
                Yield: 6.60%), 5/1/2007

                (@100)                            AA+             369,404

      250,000   Rochester, MI, Community
                School District, UT GO
                Bonds, 6.50% (United
                States Treasury
                PRF)/(Original Issue
                Yield: 6.75%), 5/1/2011

                (@100)                            AA+             263,860
      270,000   Shelby Charter Townships,
                MI, Building Authority,
                Revenue Bonds, 6.25%
                (Original Issue Yield:

                6.45%), 11/1/2006                 AAA             286,815
      230,000   Shelby Charter Townships,
                MI, Building Authority,
                Revenue Bonds, 6.25%
                (Original Issue Yield:

                6.50%), 11/1/2007                 AAA             244,323
      250,000   University of Michigan,
                Hospital Revenue Bonds,
                7.00% (United States
                Treasury PRF)/ (Original
                Issue Yield: 7.25%),

                12/1/2021 (@102)                   AA             263,834
    1,500,000   University of Michigan,
                Hospital Revenue Refunding
                Bonds (Series A), 5.70%
                (Original Issue Yield:

                5.80%), 12/1/2004                  AA           1,581,345
    1,000,000   Walled Lake, MI,
                Consolidated School
                District, UT GO Refunding
                Bonds, 5.30% (MBIA
                INS)/(Original Issue

                Yield: 5.35%), 5/1/2008           AAA           1,024,280
    1,000,000   Wayne County, MI, Airport
                Revenue Bonds (Series
                1998A), 5.00% (Detroit
                Metropolitan Wayne County
                Airport)/(Original Issue

                Yield: 5.29%), 12/1/2019          AAA             902,560
    1,000,000   Wayne County, MI, Building
                Authority, LT GO Capital
                Improvement Bonds, 5.35%
                (MBIA INS)/(Original Issue

                Yield: 5.40%), 6/1/2009           AAA           1,023,410
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-

                continued

                MICHIGAN-CONTINUED
  $ 2,000,000   Wayne State University,

                MI, General Revenue Bonds
                (Series 1999), 5.375%,

                11/15/2014                        AAA        $  1,995,720
      885,000   Wyandotte, MI, Electric
                Authority, Revenue
                Refunding Bonds,

                6.10%, 10/1/2002                  AAA             931,204

    1,000,000   Yale, MI, Public Schools
                District, UT GO Bonds,
                5.25% (FSA INS)/(Original
                Issue Yield: 5.30%),

                5/1/2017                           NR             965,870

    1,000,000   Ypsilanti, MI, School District, UT GO Refunding Bonds (Series
                1998), 4.95% (Q-SBLF GTD)/(FGIC INS)/(Original Issue

                Yield: 4.97%), 5/1/2015           AAA             930,640
                TOTAL                                          71,511,474

                TOTAL INVESTMENT
                (IDENTIFIED COST

                $70,288,865) 2                               $ 71,511,474

Securities that are subject to alternative minimum tax represent 7.1% of the Fund's portfolio as calculated based upon total market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $70,288,865. The net unrealized appreciation of investments on a federal tax basis amounts to $1,222,609 which is comprised of $2,048,448 appreciation and $825,839 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($74,509,883) at August 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation CSD -Central School District EDC -Economic Development Commission FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GO -General Obligation GTD -Guaranty INS -Insured LOC -Letter of Credit LT -Limited Tax MBIA -Municipal Bond Investors Assurance PCR -Pollution Control Revenue PRF -Prerefunded Q-SBLF
-Qualified State Bond Loan Fund UT -Unlimited Tax      See Notes which are an
integral part of the Financial Statements     Statement of Assets and
Liabilities

AUGUST 31, 1999


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$70,288,865)                                    $ 71,511,474
Income receivable                                  1,146,575
Receivable for investments
sold                                               3,158,341
Prepaid expenses                                      16,441
TOTAL ASSETS                                      75,832,831
LIABILITIES:

Payable for investments
purchased                       $ 1,000,000
Payable for shares
redeemed                             58,834
Income distribution
payable                             245,577
Payable to bank                      18,537
TOTAL LIABILITIES                                  1,322,948
Net assets for 7,013,942
shares outstanding                              $ 74,509,883
NET ASSETS CONSIST OF:

Paid in capital                                 $ 74,308,459
Net unrealized
appreciation of
investments                                        1,222,609
Accumulated net realized
loss on investments                               (1,021,185)
TOTAL NET ASSETS                                $ 74,509,883
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
Net Asset Value Per Share
($74,509,883 / 7,013,942
shares outstanding)  $10.62
Offering Price Per Share
(100/97.00 of $10.62) 1                               $10.95
Redemption Proceeds Per
Share (100.00/100 of
$10.62) 2                                             $10.62

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Sales Charge When You Redeem" in the Prospectus.      See Notes which are
an integral part of the Financial Statements



Statement of Operations

YEAR ENDED AUGUST 31, 1999


INVESTMENT INCOME:
Interest                                                         $  4,222,290
EXPENSES:

Investment advisory fee $ 317,944 Administrative personnel and services fee
125,000 Custodian fees 5,467 Transfer and dividend disbursing agent fees and expenses 28,359 Directors'/Trustees' fees 2,964 Auditing fees 13,927 Legal fees
5,507 Portfolio accounting fees 56,604 Shareholder services fee 198,715 Share registration costs 16,666 Printing and postage 19,057 Insurance premiums 1,391
Miscellaneous 3,237 TOTAL EXPENSES 794,838 WAIVERS: Waiver of investment advisory fee $ (250,823) Waiver of shareholder services fee (143,075) TOTAL
WAIVERS (393,898) Net expenses 400,940 Net investment income 3,821,350 REALIZED
AND UNREALIZED LOSS ON INVESTMENTS: Net realized loss on investments (254,529)
Net change in unrealized depreciation of investments (3,186,245) Net realized and unrealized loss on investments (3,440,774) Change in net assets resulting
from operations $ 380,576               See Notes which are an integral part of
the Financial Statements     Statement of Changes in Net Assets


YEAR ENDED AUGUST 31                      1999                1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   3,821,350       $   3,483,095
Net realized gain (loss) on
investments (($254,529)
and $359,864,
respectively, as computed
for federal tax purposes)             (254,529)            359,864
Net change in unrealized
appreciation/(depreciation)         (3,186,245)          1,226,386
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS              380,576           5,069,345
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net

investment income                   (3,821,350)         (3,483,095)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              19,980,873          25,850,735
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 859,921             712,814
Cost of shares redeemed            (20,621,254)        (18,010,272)
CHANGE IN NET ASSETS
RESULTING FROM

SHARE TRANSACTIONS                     219,540           8,553,277
Change in net assets                (3,221,234)         10,139,527
NET ASSETS:

Beginning of period                 77,731,117          67,591,590
End of period                    $  74,509,883       $  77,731,117


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements


AUGUST 31, 1999

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $649,939, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2004                       $649,939

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


YEAR ENDED AUGUST 31                1999           1998
Shares sold                    1,815,843      2,352,166
Shares issued to
shareholders in payment of
distributions declared            78,349         64,867
Shares redeemed               (1,887,770)    (1,639,057)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS                 6,422        777,976

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended August 31, 1999, the Trust engaged in purchase and sales transactions with funds that have a common investment adviser (or affiliated advisers), common Directors/Trustees, and/or common officers. These purchase and sales transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $19,400,000 and $22,000,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended August 31, 1999, were as follows:

Purchases   $   13,449,748
Sales       $   14,005,836

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1999, 39.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.1% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be
sufficient to avoid any adverse impact to the Fund.      Independent Auditors'
Report     TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME
TRUST AND SHAREHOLDERS OF FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Federated Michigan Intermediate Municipal Trust as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1999, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Michigan Intermediate Municipal Trust as of August 31, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
October 15, 1999



[Graphic]
Federated

World-Class Investment Manager

PROSPECTUS

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

PROSPECTUS


OCTOBER 31, 1999

A Statement of Additional Information (SAI) dated October 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report's Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
Federated

Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 625922703

G01389-01 (10/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Michigan Intermediate Municipal Trust (Fund), dated October 31, 1999. Obtain the prospectus and the Annual Report's Management Discussion and Analysis without charge by calling 1-800-341-7400.

OCTOBER 31, 1999



[Graphic]
Federated

World-Class Investment Manager
Federated Michigan Intermediate
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

1041202B (10/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  4

How is the Fund Sold?  5

Subaccounting Services  5

Redemption in Kind  5

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  11

Investment Ratings  13

Addresses  15



How is the Fund Organized?



The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Michigan Intermediate Municipal Trust to Federated Michigan Intermediate Municipal Trust on March 31, 1996. Effective October 1, 1999, the Trust changed its name from Municipal Securities Income Trust to Federated Municipal Securities Income Trust. The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

Securities in Which the Fund Invests



The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.



CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES



Treasury securities are direct obligations of the federal government of the United States.



BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.



INVESTMENT RISKS



There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a AAA municipal security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

Limited trading opportunities may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Michigan and Michigan municipalities. The investment objective may not be changed by the Fund's Trustees without shareholder approval.



INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES



The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


UNDERWRITING



The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



INVESTING IN ILLIQUID SECURITIES



The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.



RESTRICTED SECURITIES



The Fund may not invest its securities subject to restrictions on resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

In applying the Fund's commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:



* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS



Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:



* the Trustees or Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;


* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* of Shares that represent a reinvestment within 120 days of a previous redemption;



* of Shares held by the Trustees or Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing

distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Shares that its customer has not redeemed over the first year.



Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.



Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



Massachusetts Partnership Law



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares.



As of October 7, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Enbanco, Traverse City, MI, owned approximately 2,492,416 Shares (35.23%); First Mar & Co., Marquette, Michigan, owned approximately 1,055,239 Shares (14.91%); Charles Schwab & Co., Inc., San Francisco, California, owned approximately 546,500 Shares (7.72%); Shoreline Co., South Haven, Michigan, owned approximately 535,917 Shares (7.57%); and First Mar & Co., Marquette, Michigan, owned approximately 507,500 Shares (7.17%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.



The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

STATE TAXES

MICHIGAN TAXES

Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent (i) income and dividends from obligations of Michigan, which obligations are excluded from federal adjusted gross income; or (ii) income from obligations of the United States government which Michigan is prohibited by law from subjecting to a net income tax.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations that would be exempt if owned directly by the shareholder, such as obligations of Michigan and the United States government.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Funds are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.



Who Manages and Provides Services to the Fund?


BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of six funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of October 7, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


NAME

BIRTH DATE                                                              AGGREGATE      TOTAL COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
JOHN F. DONAHUE*+#                       Chief Executive Officer                  $0   $0 for the Trust and
Birth Date: July 28, 1924                and Director or Trustee of                    54 other investment
Federated Investors Tower                the Federated Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                         Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN and TRUSTEE                     Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,305.35   $113,860.22 for the Trust
Birth Date: February 3, 1934             the Federated Fund                            and 54 other investment
15 Old Timber Trail                      Complex; Director, Member                     companies in the
Pittsburgh, PA                           of Executive Committee,                       Fund Complex
TRUSTEE                                  Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.

                                        (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,436.05   $125,264.48 for the Trust
Birth Date: June 23, 1937                Federated Fund Complex;                       and 54 other investment
Wood/Commercial Dept.                    President, Investment                         companies in the
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       Fund Complex

3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
TRUSTEE                                  Associates, Inc.,

                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of some       $1,305.35   $47,958.02 for the Trust
Birth Date: September 3, 1939            of the Federated Fund                         and 29 other investment
175 Woodshire Drive                      Complex; formerly:                            companies in the
Pittsburgh, PA                           Partner, Andersen                             Fund Complex
TRUSTEE                                  Worldwide SC.

JOHN F. CUNNINGHAM++                     Director or Trustee of some         $331.87   $0 for the Trust and
Birth Date: March 5, 1943                of the Federated Fund                         46 other investment
353 El Brillo Way                        Complex; Chairman,                            companies in the
Palm Beach, FL                           President and Chief                           Fund Complex
TRUSTEE                                  Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting); Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: October 11, 1932             Federated Fund Complex;                       and 54 other investment
3471 Fifth Avenue                        Professor of Medicine,                        companies in the
Suite 1111                               University of Pittsburgh;                     Fund Complex
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of Pittsburgh

                                         Medical Center-Downtown; Hematologist,
                                         Oncologist and Internist, University of
                                         Pittsburgh Medical Center; Member,
                                         National Board of Trustees, Leukemia
                                         Society of America.

PETER E. MADDEN                          Director or Trustee of the        $1,189.91   $113,860.22 for the Trust
Birth Date: March 16, 1942               Federated Fund Complex;                       and 54 other investment
One Royal Palm Way                       formerly: Representative,                     companies in the
100 Royal Palm Way                       Commonwealth of                               Fund Complex
Palm Beach, FL                           Massachusetts General
TRUSTEE                                  Court; President, State
                                         Street Bank and Trust
                                         Company and State
                                         Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman and
                                         Director, Massachusetts
                                         Bankers Association;
                                         Director, Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.


NAME

BIRTH DATE                                                              AGGREGATE      TOTAL COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     AND FUND COMPLEX
CHARLES F. MANSFIELD, JR.++              Director or Trustee of some       $1,016.39   $0 for the Trust and
Birth Date: April 10, 1945               of the Federated Fund                         50 other investment
80 South Road                            Complex; Management                           companies in the
Westhampton Beach, NY                    Consultant.                                   Fund Complex
TRUSTEE                                  Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of            $1,403.80   $113,860.22 for the Trust
Birth Date: December 20, 1932            the Federated Fund                            and 54 other investment
President, Duquesne University           Complex; President, Law                       companies in the
Pittsburgh, PA                           Professor, Duquesne                           Fund Complex
TRUSTEE                                  University; Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: June 21, 1935                Federated Fund Complex;                       and 54 other investment
4905 Bayard Street                       Public Relations/                             companies in the
Pittsburgh, PA                           Marketing/Conference                          Fund Complex
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH++                          Director or Trustee of some         $331.87   $0 for the Trust and
Birth Date: November 28, 1957            of the Federated Fund                         48 other investment
2007 Sherwood Drive                      Complex; President and                        companies in the
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Fund Complex
TRUSTEE                                  (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.

J. CHRISTOPHER DONAHUE*+                 President or Executive                   $0   $0 for the Trust and
Birth Date: April 11, 1949               Vice President of the                         16 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Director or Trustee of some                   Fund Complex
Pittsburgh, PA                           of the Funds in the
EXECUTIVE VICE PRESIDENT and TRUSTEE     Federated Fund Complex;
                                         President, Chief Executive Officer and
                                         Director, Federated Investors, Inc.;
                                         President and Trustee, Federated
                                         Investment Management Company and
                                         Federated Investment Counseling;
                                         President and Director, Federated
                                         Global Investment Management Corp.;
                                         President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated Services
                                         Company.

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the Trust and
Birth Date: October 22, 1930             of the Funds in the                           1 other investment
Federated Investors Tower                Federated Fund Complex;                       company in the
1001 Liberty Avenue                      President, Executive Vice                     Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company, Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the Trust and
Birth Date: October 26, 1938             and Secretary of the                          54 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Executive Vice President,                     Fund Complex
Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;

                                         Trustee, Federated Investment
                                         Management Company and Federated
                                         Investment Counseling; Director,
                                         Federated Global Investment Management
                                         Corp., Federated Services Company and
                                         Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the Trust and
Birth Date: June 17, 1954                Fund Complex; Vice                            54 other investment
Federated Investors Tower                President-Funds Financial                     companies in the
1001 Liberty Avenue                      Services Division,                            Fund Complex

Pittsburgh, PA                           Federated Investors, Inc.;
TREASURER                                formerly: various

                                         management positions

                                         within Funds Financial
                                         Services Division of
                                         Federated Investors, Inc.

RICHARD B. FISHER                        President or Vice                        $0   $0 for the Trust and
Birth Date: May 17, 1923                 President of some of the                      6 other investment
Federated Investors Tower                Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                      Complex; Director or                          Fund Complex
Pittsburgh, PA                           Trustee of some of the
PRESIDENT                                Funds in the Federated Fund
                                         Complex; Executive Vice
                                         President, Federated
                                         Investors, Inc.; Chairman
                                         and Director, Federated
                                         Securities Corp.


NAME

BIRTH DATE                                                              AGGREGATE      TOTAL COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the Trust and
Birth Date: March 3, 1949                of this Fund and various                      41 other investment
Federated Investors Tower                other Funds in the                            companies in the
1001 Liberty Avenue                      Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment

                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

J. SCOTT ALBRECHT                        J. Scott Albrecht has been               $0   $0 for the Trust and
Birth Date: June 1, 1960                 the Fund's portfolio                          1 other investment
Federated Investors Tower                manager since March 1995.                     company in the
1001 Liberty Avenue                      He is Vice President of the                   Fund Complex
Pittsburgh, PA                           Trust. Mr. Albrecht joined
VICE PRESIDENT                           Federated in 1989. He has
                                         been a Senior Portfolio
                                         Manager since 1997 and a
                                         Vice President of the
                                         Fund's investment adviser
                                         since 1994. He was a
                                         Portfolio Manager from
                                         1994 to 1996. Mr. Albrecht
                                         is a Chartered Financial
                                         Analyst and received his
                                         M.S. in Public Management
                                         from Carnegie Mellon
                                         University.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.



++ Mr. Mansfield became a member of the Board of Trustees on January 1, 1999. Messrs. Cunningham and Walsh became members of the Board of Trustees on July 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.



The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.



OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED AUGUST 31   1999       1998       1997
Advisory Fee Earned            $317,944   $287,452   $257,217
Advisory Fee Reduction          250,823    264,185    257,217
Administrative Fee              125,000    125,002    125,000
SHAREHOLDER SERVICES FEE         53,640          -          -

How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year, five-year and Start of Performance periods ended August 31, 1999.

Yield and Tax-Equivalent Yield are given for the 30-day period ended August 31, 1999.


                                                     START OF

                       30-DAY                        PERFORMANCE ON
                       PERIOD    1 YEAR    5 YEARS   SEPTEMBER 18, 1991


Total Return           NA        (2.51%)   4.49%     5.57%
Yield                  4.38%     NA        NA        NA
Tax-Equivalent Yield   7.25%     NA        NA        NA



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE


TAXABLE YIELD EQUIVALENT FOR 1999 STATE OF MICHIGAN

FEDERAL TAX BRACKET:                                 15.00%            28.00%             31.00%             36.00%          39.60%
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:      19.400%           32.400%            35.400%            40.400%         44.000%
Joint Return                                      $1-43,050   $43,051-104,050   $104,051-158,550   $158,551-283,150   OVER  283,150
Single Return                                     $1-25,750    $25,751-62,450    $62,451-130,250   $130,251-283,150   OVER  283,150
TAX-EXEMPT YIELD:

1.50%                                                 1.86%             2.22%              2.32%              2.52%           2.68%
2.00%                                                 2.48%             2.96%              3.10%              3.36%           3.57%
2.50%                                                 3.10%             3.70%              3.87%              4.19%           4.46%
3.00%                                                 3.72%             4.44%              4.64%              5.03%           5.36%
3.50%                                                 4.34%             5.18%              5.42%              5.87%           6.25%
4.00%                                                 4.96%             5.92%              6.19%              6.71%           7.14%
4.50%                                                 5.58%             6.66%              6.97%              7.55%           8.04%
5.00%                                                 6.20%             7.40%              7.74%              8.39%           8.93%
5.50%                                                 6.82%             8.14%              8.51%              9.23%           9.82%
6.00%                                                 7.44%             8.88%              9.29%             10.07%          10.71%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LEHMAN BROTHERS SEVEN YEAR STATE GENERAL OBLIGATION BOND INDEX

Lehman Brothers Seven Year State General Obligation Bond Index, an index of general obligation bonds rated A or better with 6-8 years to maturity.

LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.

MORNINGSTAR, INC.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS



AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.



MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS



PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PROSPECTUS

Federated New York Municipal
Income Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS A SHARES



A mutual fund seeking to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities by investing primarily in a portfolio of long-term, investment grade New York tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



OCTOBER 31, 1999

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  9

How is the Fund Sold?  11

How to Purchase Shares  11

How to Redeem and Exchange Shares  13

Account and Share Information  15

Who Manages the Fund?  16

Financial Information  17

Independent Auditors' Report  28



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities will be primarily long-term, investment grade securities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



INTEREST RATE RISKS

Prices of tax exempt securities generally fall when interest rates rise. Interest rate charges have a greater effect on the price of fiscal income securities with longer duration.



CREDIT RISKS



Issuers of tax exempt securities may default on the payment of interest or principal when due.



CALL RISKS

Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

SECTOR RISKS



Since the Fund invests primarily in issuers from New York, the Fund may be subject to additional risks compared to funds that invest in multiple states. New York's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, New York City is a major component of the regional economy and is more exposed to downturns in the financial, real estate and insurance industries.



The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic]



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was (2.92%).

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 8.13% (quarter ended March 31, 1995). Its lowest quarterly return was (7.14%) (quarter ended March 31, 1994).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Revenue Bond Index (LBRBI) and the Lehman Brothers Municipal Bond Index (LBMBI), both broad-based market indexes. The LBRBI is a total return performance benchmark for the long-term, investment grade, revenue bond market. The LBMBI is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMBI, bonds must have a minimum credit rating of Baa. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



CALENDAR PERIOD          FUND    LBRBI   LBMBI
1 Year                   0.96%   6.33%   6.22%
5 Years                  4.66%   6.39%   6.49%
Start of Performance 1   6.43%   7.56%   N/A




1 The Fund's Class A Shares start of performance date was December 2, 1992.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED NEW YORK MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.



SHAREHOLDER FEES


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price)                                                   4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Reimbursements/Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                      0.40%
Distribution (12b-1) Fee 3                                                            0.50%
Shareholder Services Fee 4                                                            0.25%
Other Expenses 5                                                                      1.06%
Total Annual Fund Operating Expenses                                                  2.21%
1 Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31, 1999.
 Total Reimbursement and Waiver of Fund Expenses                                      1.51%
 Total Annual Operating Expenses (after reimbursements and waivers)                   0.70%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 1999. 3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution
(12b-1) fee paid by the Fund (after the voluntary waiver) was 0.02% for the fiscal year ended August 31, 1999. 4 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.23% for the fiscal year ended August 31, 1999. 5 The adviser has voluntarily reimbursed other operating expenses of the Fund. The adviser can terminate this voluntary reimbursement of other operating expenses at any time. The other operating expenses paid by the Fund (after the voluntary reimbursement) were 0.45% for the fiscal year ended August 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year       $   664
3 Years      $ 1,110
5 Years      $ 1,581
10 Years     $ 2,880


What are the Fund's Investment Strategies?



The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. As a matter of operating policy, the Fund ordinarily will attempt to invest so that 100% of its annual interest income is exempt from such taxes. Interest income from the Fund's investments may be subject to AMT.

The Fund invests at least 65% of its assets in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide superior levels of after tax total return.



The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

* the economic feasibility of revenue bond financings and general purpose financings;

* the financial condition of the issuer or guarantor;

* political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

The Adviser attempts to provide superior levels of after tax total return. After tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares. The Adviser seeks total return on an after tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.



HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a futures contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different futures contracts, or futures contracts and securities. The Fund's ability to hedge may be limited by the costs of the futures contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use futures contracts that cover a narrow range of circumstances; or (3) involve the sale of futures contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax and the income tax imposed by the state of New York and New York municipalities. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.



What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.



Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS



Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.



PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.



The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.



The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

ZERO COUPON SECURITIES



Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.



INVERSE FLOATERS



An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

FUTURES CONTRACTS



Futures contracts, which are a type of derivative contract, provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.

The Fund may buy and sell interest rate and index financial futures contracts. Depending upon how the Fund uses futures contracts and the relationships between the market value of a futures contract and the underlying asset, futures contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity risks and leverage risks.



SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



ASSET COVERAGE



In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.



INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES



The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS



Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.



If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.



SECTOR RISKS



A substantial part of the Fund's portfolio may be comprised of securities issued by New York issuers or credit enhanced by insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. New York's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, New York City is a major component of the regional economy and is more exposed to downturns in the financial, real estate and insurance industries.



TAX RISKS



In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.



Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.



RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES



Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.



LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.



Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a futures contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.



What Do Shares Cost?



You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.



The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



                       MAXIMUM SALES CHARGE

MINIMUM                                 CONTINGENT
INITIAL/SUBSEQUENT     FRONT-END        DEFERRED
INVESTMENT AMOUNTS 1   SALES CHARGE 2   SALES CHARGE 3
$1,500/$100            4.50%            0.00%


1 The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.



2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."



3 See "Sales Charge When You Redeem." To determine whether your Contingent Deferred Sales Charge may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.

SALES CHARGE WHEN YOU PURCHASE



                                    Sales Charge
                                    as a Percentage   Sales Charge
                                    of Public         as a Percentage

Purchase Amount                     Offering Price    of NAV
Less than $100,000                  4.50%             4.71%
$100,000 but less
than $250,000                       3.75%             3.90%
$250,000 but less
than $500,000                       2.50%             2.56%
$500,000 but less
than $1 million                     2.00%             2.04%
$1 million or greater 1             0.00%             0.00%


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your Contingent Deferred Sales Charge may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.

The sales charge at purchase may be eliminated by:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member and their immediate family members; or



* as a Trustee, Director or employee of the Fund, the Adviser, the Distributor and their affiliates and the immediate family members of these individuals.

If your investment qualifies for an elimination of the sales charge, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases and not retroactively on previous purchases.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS A SHARES

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your Contingent Deferred Sales Charge may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.



How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries or investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York municipal securities.



When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

(Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



BY MAIL



You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

Federated Shareholder Services Company



P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



EXCHANGE PRIVILEGE



You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated New York Municipal Income Fund's dividends will be exempt from the New York taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

J. SCOTT ALBRECHT

J. Scott Albrecht has been the Fund's portfolio manager since March 1995. He is Vice President of the Fund. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

MARY JO OCHSON

Mary Jo Ochson has been the Fund's portfolio manager since April 1997. She is Vice President of the Fund. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS (UNAUDITED)



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 28.



YEAR ENDED AUGUST 31              1999        1998        1997        1996        1995
NET ASSET VALUE, BEGINNING

OF PERIOD                       $11.00      $10.62      $10.17      $10.13      $10.10
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income             0.53        0.54        0.56        0.58        0.57
Net realized and
unrealized gain (loss) on
investments                      (0.64)       0.38        0.45        0.04        0.03
TOTAL FROM INVESTMENT

OPERATIONS                       (0.11)       0.92        1.01        0.62        0.60
LESS DISTRIBUTIONS:

Distributions from net

investment income                (0.53)      (0.54)      (0.56)      (0.58)      (0.57)
NET ASSET VALUE, END OF

PERIOD                          $10.36      $11.00      $10.62      $10.17      $10.13
TOTAL RETURN 1                   (1.11%)      8.83%      10.13%       6.18%       6.41%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                        2.21%       2.31%       2.41%       2.53%       2.33%
Net investment income 2           3.38%       3.36%       3.59%       3.69%       4.20%
Expenses (after waivers
and reimbursements)               0.70%       0.71%       0.66%       0.60%       0.59%
Net investment income
(after waivers
and reimbursements)               4.89%       4.96%       5.34%       5.62%       5.94%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                  $24,347     $24,351     $22,386     $21,932     $21,600
Portfolio turnover                  24%         30%         59%         11%         55%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

AUGUST 31, 1999



PRINCIPAL                                        CREDIT
AMOUNT                                         RATING 1         VALUE

                LONG-TERM MUNICIPALS-96.6%
                NEW YORK-96.6%

 $  1,000,000   Amherst, NY IDA, Tax-
                Exempt Lease Revenue Bonds
                (Series 1997A), 5.55%
                (KeyBank, N.A.
                LOC)/(Original Issue
                Yield: 5.65%), 10/1/2017            A     $    971,620
      500,000   Essex County, NY IDA, PCR
                Refunding Revenue Bonds
                (Series 1997C), 5.70%
                (International Paper Co.),

                7/1/2016                         BBB+          498,080

      500,000   Essex County, NY IDA, Solid
                Waste Disposal Revenue
                Bonds (Series A), 5.80%
                (International Paper Co.),

                12/1/2019                        BBB+          489,460
      760,000   Hamilton County, NY IDA,
                Civic Facilities Revenue
                Bond (Series 1998A), 5.25%
                (Adirondack Historical

                Association), 11/1/2018          Baa1          711,542
      500,000   Long Island Power
                Authority, Electric System
                General Revenue Bonds
                (Series 1998A), 5.50%
                (Original Issue Yield:

                5.57%), 12/1/2029                  A-          476,285
    1,000,000   Monroe County, NY IDA,
                Civic Facilities Revenue
                Bonds, 5.375%
                (St. John Fisher
                College)/(Asset Guaranty
                INS)/(Original Issue

                Yield: 5.55%), 6/1/2017           NR           956,920
      305,000   Nassau County, NY IDA,
                Civic Facility Revenue
                Bonds, 6.85%
                (Hofstra University),

                1/1/2012                            A          341,814
      330,000   Nassau County, NY IDA,
                Civic Facility Revenue
                Bonds, 6.85%
                (Hofstra University),

                1/1/2013                            A          369,831

    1,000,000   New York City Municipal
                Water Finance Authority,
                Water & Sewer System
                Revenue Bonds (Series A),
                5.125% (Original Issue

                Yield: 5.50%), 6/15/2021            A          922,240
    1,000,000   New York City, NY IDA,
                Civic Facility Revenue
                Bonds (Series 1995), 6.30%
                (College of New
                Rochelle)/(Original Issue

                Yield: 6.45%), 9/1/2015          Baa2        1,020,430
      475,000   New York City, NY IDA,
                Civic Facility Revenue
                Bonds, 7.00%
                (Mt. St. Vincent College,

                NY), 5/1/2008                      NR          507,390
      400,000   New York City, NY IDA,
                Civil Facilities Revenue
                Bonds, 5.80%
                (YMCA of Greater
                NY)/(Original Issue Yield:

                6.10%), 8/1/2016                 Baa3          399,164
      400,000   New York City, NY IDA,
                Industrial Development
                Revenue Bonds
                (Series 1997), 5.75%
                (Brooklyn Navy Yard
                Cogeneration Partners,
                L.P. Project)/(Original
                Issue Yield: 5.81%),

                10/1/2036                        BBB-          379,776
      400,000   New York City, NY IDA,
                Revenue Bonds, 5.65%
                (United Air Lines)/(Origin
                al Issue Yield: 5.682%),

                10/1/2032                         BB+          369,460
    1,000,000   New York City, NY IDA,
                Special Facilities Revenue
                Bonds, 5.25%
                (British Airways),

                12/1/2032                           A          880,100
      750,000   New York City, NY IDA,
                Special Facilities Revenue
                Bonds, 6.90% (American

                Airlines), 8/1/2024              BBB-          787,920
PRINCIPAL                                        CREDIT
AMOUNT                                         RATING 1         VALUE
                LONG-TERM MUNICIPALS-

                continued

                NEW YORK-CONTINUED

 $    500,000   New York City, NY, GO UT
                Bonds, 7.25% (Original
                Issue Yield: 7.55%),
                8/15/2019                          A-    $     565,535
    1,175,000   New York State Dormitory
                Authority, Capital
                Appreciation Revenue Bonds
                (Manhattanville
                College)/(MBIA
                INS)/(Original Issue

                Yield: 5.80%), 7/1/2022           AAA          322,808
      900,000   New York State Dormitory
                Authority, Revenue Bonds (Series A), 6.50% (University of
                Rochester, NY)/(Original Issue Yield:

                6.582%), 7/1/2019                  A+          968,814

    1,000,000   New York State Dormitory
                Authority, Revenue Bonds,
                5.50% (Long Island
                University)/(Asset
                Guaranty INS)/(Original
                Issue Yield: 5.75%),

                9/1/2020                           AA          967,970

      500,000   New York State Dormitory
                Authority, Revenue Bonds,

                6.25%

                (Nyack Hospital)/(Original
                Issue Yield: 6.50%),

                7/1/2013                         Baa2          505,660

    1,000,000   New York State
                Environmental Facilities
                Corp., Solid Waste
                Disposal Revenue Bonds,
                6.10% (Occidental
                Petroleum Corp.)/(Original
                Issue Yield: 6.214%),
                11/1/2030                        BBB+          993,960

      900,000   New York State
                Environmental Facilities
                Corp., Water Facilities
                Revenue Refunding Bonds
                (Series A), 6.30% (Spring
                Valley Water Co., NY)/

                (AMBAC INS), 8/1/2024             AAA          931,239

    1,000,000   New York State HFA, (Series
                1995A), Service Contract
                Obligation Revenue Bonds,
                6.375% (Original Issue

                Yield: 6.45%), 9/15/2015         BBB+        1,050,580
    1,000,000   New York State Medical Care

                Facilities Finance Agency,
                FHA-Mortgage Revenue Bonds
                (Series A), 6.50%
                (Lockport Memorial
                Hospital, NY)/ (FHA GTD),

                2/15/2035                          AA        1,065,080

    1,000,000   New York State Medical Care
                Facilities Finance Agency,
                Revenue Bonds (Series B),
                6.60% (FHA GTD)/(Original
                Issue Yield: 6.625%),

                8/15/2034                          AA        1,072,990

    2,000,000   New York State Mortgage
                Agency, Revenue Bonds
                (Series 40A),

                6.70%, 4/1/2025                   Aaa        2,101,400
      500,000   New York State Thruway
                Authority, Local Highway
                and Bridge Service
                Contract Revenue Bonds
                (Series 1995), 6.25%
                (Original Issue

                Yield: 6.435%), 4/1/2014         BBB+          546,785
      400,000   Niagara Falls, NY CSD,
                Certificates of
                Participation (Series
                1998), 5.375% (Original
                Issue Yield: 5.42%),

                6/15/2028                        BBB-          368,712

      500,000   Port Authority of New York
                and New Jersey, Revenue
                Bonds (Series 96), 6.60%
                (FGIC INS)/(Original Issue

                Yield: 6.65%), 10/1/2023          AAA          536,245
PRINCIPAL                                        CREDIT
AMOUNT                                         RATING 1         VALUE

                LONG-TERM MUNICIPALS-

                continued

                NEW YORK-CONTINUED

 $  1,000,000   Schenectady, NY IDA, Civic
                Facility Revenue Bond
                (Series A), 5.375% (Union
                College)/ (AMBAC
                INS)/(Original Issue
                Yield: 5.40%), 12/1/2019          AAA    $     969,920
      500,000   Suffolk County, NY IDA,
                Industrial Development Revenue Bonds (Series 1998), 5.50%
                (Nissequogue Cogen Partners Facility)/ (Original Issue Yield:

                5.528%), 1/1/2023                  NR          466,995

                TOTAL LONG-TERM MUNICIPALS
                (IDENTIFIED COST

                $23,156,342)                                23,516,725
                SHORT-TERM MUNICIPALS-1.6%

                NEW YORK-1.6%

      400,000   New York City, NY
                Transitional Finance
                Authority (1998 Subseries
                A-1), Weekly VRDNs
                (Commerzbank AG, Frankfurt

                LIQ), 3.25%, 11/15/2028            AA          400,000
                TOTAL SHORT-TERM

                MUNICIPALS (AT AMORTIZED

                COST)                                          400,000

                TOTAL INVESTMENTS
                (IDENTIFIED COST

                $23,556,342) 2                            $ 23,916,725


 Securities subject to alternative minimum tax represent 29.3% of the Fund's portfolio based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $23,556,342. The net unrealized appreciation of investments on a federal tax basis amounts to $360,383 which is comprised of $810,604 appreciation and $450,221 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($24,346,860) at August 31, 1999.

The following acronyms are used throughout this portfolio:


AMBAC -American Municipal Bond Assurance Corporation CSD -Central School District FGIC -Financial Guaranty Insurance Company FHA -Federal Housing Administration GO -General Obligation GTD -Guaranty HFA -Housing Finance Authority IDA -Industrial Development Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCR -Pollution Control Revenue VRDNs -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

AUGUST 31, 1999



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$23,556,342)                                $ 23,916,725
Cash                                             118,862
Income receivable                                378,415
Receivable for shares sold                           642
Prepaid expenses                                   6,401
TOTAL ASSETS                                  24,421,045
LIABILITIES:

Payable for shares

redeemed                       $  1,231
Income distribution
payable                          72,954
TOTAL LIABILITIES                                 74,185
Net assets for 2,350,142
shares outstanding                          $ 24,346,860
NET ASSETS CONSIST OF:

Paid in capital                            $  25,017,680
Net unrealized
appreciation of
investments                                      360,383
Accumulated net realized
loss on investments                           (1,031,203)
TOTAL NET ASSETS                            $ 24,346,860
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
Net Asset Value Per Share
($24,346,860 / 2,350,142
shares outstanding)                               $10.36
Offering Price Per Share
(100/95.50 of $10.36) 1                           $10.85
Redemption Proceeds Per
Share (100.00/100 of
$10.36) 2                                         $10.36


1 See "What Do Shares Cost?" in the Prospectus.

2 See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED AUGUST 31, 1999



INVESTMENT INCOME:
Interest                                                         $  1,420,001

EXPENSES:

Investment advisory fee                         $  101,464
Administrative personnel
and services fee                                   125,000
Custodian fees                                       1,712
Transfer and dividend
disbursing agent fees and
expenses                                            34,541
Directors'/Trustees' fees                            2,591
Auditing fees                                       13,926
Legal fees                                           3,201
Portfolio accounting fees                           50,620
Distribution services fee                          126,831
Shareholder services fee                            63,415
Share registration costs                            14,537
Printing and postage                                20,245
Insurance premiums                                   1,660
Miscellaneous                                        2,214
TOTAL EXPENSES                                     561,957
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                   $  (101,464)
Waiver of distribution
services fee                      (121,757)
Waiver of shareholder
services fee                        (5,073)
Reimbursement of other
operating expenses                (155,066)
TOTAL WAIVERS AND
REIMBURSEMENTS                                    (383,360)
Net expenses                                                          178,597
Net investment income                                               1,241,404
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                                           (43,863)
Net change in unrealized
depreciation of
investments                                                        (1,484,014)
Net realized and
unrealized loss on
investments                                                        (1,527,877)
Change in net assets
resulting from operations                                        $   (286,473)


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED AUGUST 31                     1999               1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $  1,241,404       $  1,145,349
Net realized gain (loss) on
investments ($(43,863) and
$146,593, respectively,
as computed for federal

tax purposes)                         (43,863)           146,593
Net change in unrealized
appreciation/(depreciation)        (1,484,014)           660,446
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            (286,473)         1,952,388
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net

investment income                  (1,241,404)        (1,145,349)
SHARE TRANSACTIONS:
Proceeds from sale of shares        5,840,749          4,905,471
Net asset value of shares
issued to shareholders in
payment of
distributions declared                551,435            548,237
Cost of shares redeemed            (4,868,867)        (4,295,799)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        1,523,317          1,157,909
Change in net assets                   (4,560)         1,964,948
NET ASSETS:

Beginning of period                24,351,420         22,386,472
End of period                    $ 24,346,860       $ 24,351,420


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

AUGUST 31, 1999

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date. These distributions from net investment income do not represent a return of capital for federal tax purposes.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $907,100, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:



EXPIRATION YEAR   EXPIRATION AMOUNT
2004                       $907,100


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:



YEAR ENDED AUGUST 31              1999         1998
Shares sold                    534,622      452,550
Shares issued to
shareholders in payment of
distributions declared          50,762       50,557
Shares redeemed               (448,964)    (396,777)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS             136,420      106,330


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund, annually, to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended August 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $10,400,000 and $9,700,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1999, were as follows:



Purchases   $7,632,800
Sales       $5,835,551


CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1999, 23.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.1% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF

FEDERATED MUNICIPAL SECURITIES INCOME TRUST

AND SHAREHOLDERS OF FEDERATED NEW YORK MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Federated New York Municipal Income Fund as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1999, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated New York Municipal Income Fund as of August 31, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts

October 15, 1999

[GRAPHIC]

Federated

World-Class Investment Manager

PROSPECTUS

Federated New York Municipal Income
Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS A SHARES



OCTOBER 31, 1999

A Statement of Additional Information (SAI) dated October 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Federated New York Municipal Income Fund
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 625922208

2092919A-FS (10/99)

 [Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated New York Municipal Income
Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS A SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated New York Municipal Income Fund Class A Shares (Fund), dated October 31, 1999. Obtain the prospectus and the Annual Report's Management Discussion and Analysis without charge by calling 1-800-341-7400.



OCTOBER 31, 1999

 [Graphic]
 Federated

 World-Class Investment Manager
 Federated New York Municipal Income
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

2092919B (10/99)

[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  4

How is the Fund Sold?  5

Subaccounting Services  6

Redemption in Kind  6

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  7

Who Manages and Provides Services to the Fund?  8

How Does the Fund Measure Performance?  11

Who is Federated Investors, Inc.?  13

Investment Ratings  14

Addresses  16



How is the Fund Organized?



The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from New York Municipal Income Fund to Federated New York Municipal Income Fund on February 26, 1996 (effective date March 31, 1996). Effective October 1, 1999, the Trust changed its name from Municipal Securities Income Trust to Federated Municipal Securities Income Trust. The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.



Securities in Which the Fund Invests



The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.



CREDIT ENHANCEMENT



Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.



DERIVATIVE CONTRACTS



Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.



Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES



Treasury securities are direct obligations of the federal government of the United States.



BANK INSTRUMENTS



Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.



AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.



COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.



INVESTMENT RISKS



There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a AAA municipal security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

LIQUIDITY RISKS

Limited trading opportunities may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.



FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. Under normal circumstances, the Fund invests its assets so that at least 80% of its annual interest is exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. The investment objective and policy may not be changed by the Fund's Trustees without shareholder approval.



INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



BUYING ON MARGIN



The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

RESTRICTED SECURITIES

The Fund may purchase securities subject to restrictions on resale under the federal securities laws.

Except with respect to borrowing money, the Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

In applying the Fund's commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:



* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;



* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.



LETTER OF INTENT CLASS A SHARES



You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:



* the Trustees or Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;



* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CDSC)

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on certain redemptions as listed below. If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply. Based on these conditions, no CDSC will be imposed on redemptions of
Shares:



* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;



* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);



* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;



* of Shares held by the Trustees or Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;



* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:



                        ADVANCE PAYMENTS
                        AS A PERCENTAGE OF

AMOUNT                  PUBLIC OFFERING PRICE

First $1 - $5 million   0.75%
Next $5 - $20 million   0.50%
Over $20 million        0.25%


For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.



Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote. Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares.



As of October 5, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: North Fork Bank, Mattituck, NY, owned approximately 225,144 Shares (9.60%); and Merrill Lynch Pierce Fenner & Smith (as record owner holding Shares for its clients), Jacksonville, FL, owned approximately 726,543 Shares (30.99%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX



The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund. The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.



STATE TAXES

Under existing New York laws, distributions made by the Fund will not be subject to New York state or New York City personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code, and represent interest income attributable to obligations of the state of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York state and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York state and New York City personal income taxes.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York state and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business tax to the extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York state or New York City franchise taxes on corporations or financial institutions.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of six funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of October 5, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A Shares.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
JOHN F. DONAHUE*+#                       Chief Executive Officer                  $0   $0 for the Trust and
Birth Date: July 28, 1924                and Director or Trustee of                    54 other investment
Federated Investors Tower                the Federated Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                         Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN AND TRUSTEE                     Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,305.35   $113,860.22 for the Trust
Birth Date: February 3, 1934             the Federated Fund                            and 54 other investment
15 Old Timber Trail                      Complex; Director, Member                     companies in the
Pittsburgh, PA                           of Executive Committee,                       Fund Complex
TRUSTEE                                  Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.
                                         (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,436.05   $125,264.48 for the Trust
Birth Date: June 23, 1937                Federated Fund Complex;                       and 54 other investment
Wood/Commercial Dept.                    President, Investment                         companies in the
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       Fund Complex

3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
TRUSTEE                                  Associates, Inc.,

                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly:
                                         President, Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of some       $1,305.35   $47,958.02 for the Trust
Birth Date: September 3, 1939            of the Federated Fund                         and 29 other investment
175 Woodshire Drive                      Complex; formerly:                            companies in the
Pittsburgh, PA                           Partner, Andersen                             Fund Complex
TRUSTEE                                  Worldwide SC.

JOHN F. CUNNINGHAM++                     Director or Trustee of some         $331.87   $0 for the  Trust and
Birth Date: March 5, 1943                of the Federated Fund                         46 other investment
353 El Brillo Way                        Complex;                                      companies in the
Palm Beach, FL                           Chairman, President and                       Fund Complex
TRUSTEE                                  Chief Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting); Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer,
                                         Wang Laboratories;
                                         Director, First National
                                         Bank of Boston; Director,
                                         Apollo Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: October 11, 1932             Federated Fund Complex;                       and 54 other investment
3471 Fifth Avenue                        Professor of Medicine,                        companies in the
Suite 1111                               University of Pittsburgh;                     Fund Complex
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of Pittsburgh

                                         Medical Center - Downtown;
                                         Hematologist, Oncologist and Internist,
                                         University of Pittsburgh Medical
                                         Center; Member, National Board of
                                         Trustees, Leukemia Society of America.

PETER E. MADDEN                          Director or Trustee of the        $1,189.91   $113,860.22 for the Trust
Birth Date: March 16, 1942               Federated Fund Complex;                       and 54 other investment
One Royal Palm Way                       formerly: Representative,                     companies in the
100 Royal Palm Way                       Commonwealth of                               Fund Complex
Palm Beach, FL                           Massachusetts General
TRUSTEE                                  Court; President, State
                                         Street Bank and Trust
                                         Company and State
                                         Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman
                                         and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
CHARLES F. MANSFIELD, JR.++              Director or Trustee of some       $1,016.39   $0 for the Trust and
Birth Date: April 10, 1945               of the Federated Fund                         50 other investment
80 South Road                            Complex; Management                           companies in the
Westhampton Beach, NY                    Consultant.                                   Fund Complex
TRUSTEE                                  Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of            $1,403.80   $113,860.22 for the Trust
Birth Date: December 20, 1932            the Federated Fund                            and 54 other investment
President, Duquesne University           Complex; President, Law                       companies in the
Pittsburgh, PA                           Professor, Duquesne                           Fund Complex
TRUSTEE                                  University; Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: June 21, 1935                Federated Fund Complex;                       and 54 other investment
4905 Bayard Street                       Public Relations/                             companies in the
Pittsburgh, PA                           Marketing/Conference                          Fund Complex
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH++                          Director or Trustee of some         $331.87   $0 for the Trust and
Birth Date: November 28, 1957            of the Federated Fund                         48 other investment
2007 Sherwood Drive                      Complex; President and                        companies in the
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Fund Complex
TRUSTEE                                  (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.

J. CHRISTOPHER DONAHUE+                  President or Executive                   $0   $0 for the Trust and
Birth Date: April 11, 1949               Vice President of the                         16 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Director or Trustee of some                   Fund Complex
Pittsburgh, PA                           of the Funds in the
EXECUTIVE VICE PRESIDENT                 Federated Fund Complex;
AND TRUSTEE                              President, Chief Executive
                                         Officer and Director, Federated
                                         Investors, Inc.; President and Trustee,
                                         Federated Investment Management
                                         Company; President and Trustee,
                                         Federated Investment Counseling;
                                         President and Director, Federated
                                         Global Investment Management Corp.;
                                         President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated Services
                                         Company.

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the Trust and
Birth Date: October 22, 1930             of the Funds in the                           1 other investment
Federated Investors Tower                Federated Fund Complex;                       company in the
1001 Liberty Avenue                      President, Executive Vice                     Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company, Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the Trust and
Birth Date: October 26, 1938             and Secretary of the                          54 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Executive Vice President,                     Fund Complex
Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;

                                         Trustee, Federated Investment
                                         Management Company and Federated
                                         Investment Counseling; Director,
                                         Federated Global Investment Management
                                         Corp, Federated Services Company and
                                         Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the Trust and
Birth Date: June 17, 1954                Fund Complex; Vice                            54 other investment
Federated Investors Tower                President-Funds Financial                     companies in the
1001 Liberty Avenue                      Services Division,                            Fund Complex

Pittsburgh, PA                           Federated Investors, Inc.;
TREASURER                                formerly: various

                                         management positions

                                         within Funds Financial
                                         Services Division of
                                         Federated Investors, Inc.

RICHARD B. FISHER                        President or Vice                        $0   $0 for the Trust and
Birth Date: May 17, 1923                 President of some of the                      6 other investment
Federated Investors Tower                Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                      Complex; Director or                          Fund Complex
Pittsburgh, PA                           Trustee of some of the
PRESIDENT                                Funds in the Federated Fund
                                         Complex; Executive Vice
                                         President, Federated
                                         Investors, Inc.; Chairman
                                         and Director, Federated
                                         Securities Corp.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the Trust and
Birth Date: March 3, 1949                of this Fund and various                      41 other investment
Federated Investors Tower                other Funds in the                            companies in the
1001 Liberty Avenue                      Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment

                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

J. SCOTT ALBRECHT                        J. Scott Albrecht has been               $0   $0 for the Trust and
Birth Date: June 1, 1960                 the Fund's portfolio                          1 other investment
Federated Investors Tower                manager March 1995. He is                     company in the
1001 Liberty Avenue                      Vice President of the Fund.                   Fund Complex
Pittsburgh, PA                           Mr. Albrecht joined
VICE PRESIDENT                           Federated in 1989. He has
                                         been a Senior Portfolio
                                         Manager since 1997 and a
                                         Vice President of the
                                         Fund's investment adviser
                                         since 1994. He was a
                                         Portfolio Manager from
                                         1994 to 1996. Mr. Albrecht
                                         is a Chartered Financial
                                         Analyst and received his
                                         M.S. in Public Management
                                         from Carnegie Mellon
                                         University.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.



++ Mr. Mansfield became a member of the Board of Trustees January 1, 1999. Messrs. Cunningham and Walsh became members of the Board of Trustees on July 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES





FOR THE YEAR ENDED AUGUST 31       1999       1998       1997
Advisory Fee Earned            $101,464   $ 92,417   $ 91,304
Advisory Fee Waiver             101,464    110,901      4,621
Administrative Fee              125,000    125,000    125,000
12B-1 FEE                         5,074          -          -
Shareholder Services Fee         58,342          -          -




How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information. Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.



Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year, five-year and Start of Performance periods ended August 31, 1999.

Yield and Tax-Equivalent Yield are given for the 30-day period August 31, 1999.



                       30-DAY                       START OF PERFORMANCE
                       PERIOD   1 YEAR    5 YEARS   ON DECEMBER 2, 1992

CLASS A SHARES
Total Return           -        (6.47%)   5.04%     5.36%
Yield                  4.97%    -         -         -
Tax-Equivalent Yield   8.22%    -         -         -




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE



TAXABLE YIELD EQUIVALENT FOR 1999 STATE OF NEW YORK

FEDERAL TAX BRACKET:                               15.00%           28.00%            31.00%            36.00%         39.60%
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:    21.850%          34.850%           37.850%           42.850%        46.450%
Joint Return                                    $1-43,050  $43,051-104,050  $104,051-158,550  $158,551-283,150  OVER $283,150
Single Return                                   $1-25,750   $25,751-62,450   $62,451-130,250  $130,251-283,150  OVER $283,150

TAX-EXEMPT YIELD:                               TAXABLE YIELD EQUIVALENT:

1.50%                                               1.92%            2.30%             2.41%             2.62%          2.80%
2.00%                                               2.56%            3.07%             3.22%             3.50%          3.73%
2.50%                                               3.20%            3.84%             4.02%             4.37%          4.67%
3.00%                                               3.84%            4.60%             4.83%             5.25%          5.60%
3.50%                                               4.48%            5.37%             5.63%             6.12%          6.54%
4.00%                                               5.12%            6.14%             6.44%             7.00%          7.47%
4.50%                                               5.76%            6.91%             7.24%             7.87%          8.40%
5.00%                                               6.40%            7.67%             8.05%             8.75%          9.34%
5.50%                                               7.04%            8.44%             8.85%             9.62%         10.27%
6.00%                                               7.68%            9.21%             9.65%            10.50%         11.20%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LEHMAN BROTHERS REVENUE BOND INDEX

Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "New York Municipal Bond Funds" category in advertising and sales literature.

MORNINGSTAR, INC.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS



AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.



MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS



PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED NEW YORK MUNICIPAL INCOME FUND

Class A Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116

PROSPECTUS

Federated North Carolina
Municipal Income Fund



(formerly CCB North Carolina Municipal Securities Fund)

A Portfolio of Federated Municipal Securities Income Trust



CLASS A SHARES



A mutual fund seeking current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina by investing primarily in a portfolio of long-term, investment grade North Carolina tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

OCTOBER 31, 1999



CONTENTS

Risk/Return Summary  1



What are the Fund's Fees and Expenses?  4

What are the Fund's Investment Strategies?  5

What are the Principal Securities in Which the

Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  9

What Do Shares Cost?  10

How is the Fund Sold?  12

How to Purchase Shares  12

How to Redeem and Exchange Shares  13

Account and Share Information  15



Who Manages the Fund?  16

Financial Information  17



Independent Auditors' Report  30



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities will be primarily long-term, investment grade securities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

The primary factors that may reduce the Fund's returns include:



INTEREST RATE RISKS

Prices of tax exempt securities generally fall when interests rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

CREDIT RISKS

Issuers of tax exempt securities may default on the payment of interest or principal when due.

CALL RISKS

Issuers of tax exempt securities may redeem the securities prior to maturity at a price below its current market value.

SECTOR RISKS

Since the Fund invests primarily in issuers from North Carolina, the Fund may be subject to additional risks compared to funds that invest in multiple states.



North Carolina's economy is heavily dependent upon certain industries, such as agriculture, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state.



The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE



The Bar Chart and Performance Table below reflect historical performance data for CCB North Carolina Municipal Securities Fund (the "Former Fund") prior to its reorganization. On July 23, 1999, the Former Fund was reorganized as a portfolio of Municipal Securities Income Trust and renamed Federated North Carolina Municipal Income Fund. As a result of the reorganization, the Fund has a different investment adviser than the Former Fund. The performance data below reflects the actual total operating expenses of the Former Fund, which are less than the anticipated expenses for the Fund.

[Graphic]



The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.

The total returns displayed for the Former Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lowered.

The Former Fund's total return for the nine-month period from January 1, 1999 to September 30, 1999 was (2.29%).

Within the period shown in the Chart, the Former Fund's highest quarterly return was 6.84% (quarter ended March 31, 1995). Its lowest quarterly return was (5.19%) (quarter ended March 31, 1994).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Former Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1998.

The table shows the Former Fund's total returns averaged over a period of years relative to the Lehman Brothers State General Obligation Bond Index (LBSGOBI) and the Lehman Brothers Municipal Bond Index (LBMBI), both broad-based market indexes, and Lipper North Carolina Municipal Debt Funds Index (LNCMDFI), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The investment adviser has elected to change the benchmark of the Fund from the LBSGOBI to the LBMBI. The LBMBI is more representative of the securities typically held by the Fund. Indexes are unmanaged, and it is not possible to invest directly in an index.





CALENDAR PERIOD          FORMER FUND    LBSGOBI   LNCMDF   LBMBI
1 Year                   1.28%          6.50%     5.56%    6.20%
5 Years                  4.26%          5.96%     5.13%    6.22%
Start of Performance 1   5.52%          6.71%     6.12%    7.43%




1 The Former Fund's start of performance date was July 22, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND

(Formerly, CCB North Carolina Municipal Securities Fund)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                 4.50%
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                     None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                    None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                           None
Exchange Fee                                                                       None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)

1

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)

Management Fee 2                                                                   0.40%
Distribution (12b-1) Fee 3                                                         0.25%
Shareholder Services Fee                                                           0.25%
Other Expenses                                                                     0.39%
Total Annual Fund
Operating Expenses 4                                                               1.29%
1 Although not contractually obligated to do so, the adviser and distributor expect to waive certain amounts through the fiscal year ending August 31, 2000.
These are shown below along with the net expenses the Fund expects to actually pay through the fiscal year ending August 31, 2000.
 Total Waivers of Fund

Expenses                                                                           0.50%
 Total Actual Annual Fund

Operating Expenses (after

waivers) 4 0.79% 2 The adviser expects to voluntarily waive a portion of the Management Fee through the fiscal year ending August 31, 2000. The adviser can terminate this anticipated voluntary waiver at any time. The Management Fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.15% through the fiscal year ending August 31, 2000. 3 The Fund does not expect to pay or accrue the Distribution (12b-1) Fee through the fiscal year ending August
31, 2000. The distributor can elect to accrue or charge the Distribution (12b-1)
Fee, and thereby terminate this voluntary waiver at any time. The Distribution
(12b-1) Fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% through the fiscal year ending August 31, 2000. 4 For the fiscal year ended May 31, 1998 (prior to its reorganization into the Fund), CCB
North Carolina Municipal Securities Fund's Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) were 1.27% and
0.52%, respectively.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds. The Example also reflects the yearly totals of the Former Fund for comparative purposes.

The Example assumes that you invest $10,000 in the Fund's Shares and Former Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares and Former Fund's Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
Federated North Carolina Municipal Income Fund   $575      $841    $1,126     $1,936
CCB North Carolina Municipal Securities Fund     $574      $835    $1,116     $1,915




What are the Fund's Investment Strategies?



The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. As a matter of operating policy, the Fund ordinarily will attempt to invest so that 100% of its annual interest income is exempt from such taxes. Interest income from the Fund's investments may be subject to AMT.

The Fund invests at least 65% of its portfolio in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after tax total return.

The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the duration. The Adviser considers a variety of factors, including the following:



* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

* the economic feasibility of revenue bond financings and general purpose financings;

* the financial condition of the issuer or guarantor; and

* political developments that may affect credit quality.



The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

The Adviser attempts to provide superior levels of after tax total return. After tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares. The Adviser seeks total return on an after tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a futures contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different futures contracts, or futures contracts and securities. The Fund's ability to hedge may be limited by the costs of the futures contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use futures contracts that cover a narrow range of circumstances; or (3) involve the sale of futures contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax and the income tax imposed by the state of North Carolina. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.



What are the Principal Securities in Which the Fund Invests?



TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.



Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.



SPECIAL REVENUE BONDS



Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.



The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

MUNICIPAL LEASES



Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.



ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

INVERSE FLOATERS

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



FUTURES CONTRACTS

Futures contracts, which are a type of derivative contract, provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.

The Fund may buy and sell interest rate and index financial futures contracts. Depending upon how the Fund uses futures contracts and the relationships between the market value of a futures contract and the underlying asset, futures contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity risks and leverage risks.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.



INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES



The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS



Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.



Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.



SECTOR RISKS



A substantial part of the Fund's portfolio may be comprised of securities issued by North Carolina issuers or credit enhanced by insurance companies with similar characteristics or credit enhanced by private insurance companies, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities.

North Carolina's economy is heavily dependent upon certain industries, such as agriculture, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state. Since the Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invests in multiple states.

TAX RISKS

In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.



RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES



Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a futures contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.



What Do Shares Cost?



You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.



The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



                                      MAXIMUM SALES CHARGE

                 MINIMUM INITIAL/               CONTINGENT
                 SUBSEQUENT         FRONT-END   DEFERRED

SHARES           INVESTMENT         SALES       SALES
OFFERED          AMOUNTS 1          CHARGE 2    CHARGE 3
Class A          $1,500/$100        4.50%       0.00%


1 The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."



3 See "Sales Charge When You Redeem." To determine whether your Contingent Deferred Sales Charge may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.



SALES CHARGE WHEN YOU PURCHASE



CLASS A SHARES

                                    Sales Charge
                                    as a             Sales Charge
                                    Percentage       as a
                                    of Public        Percentage

Purchase Amount                     Offering Price   of NAV
Less than $100,000                  4.50%            4.71%
$100,000 but less than $250,000     3.75%            3.90%
$250,000 but less than $500,000     2.50%            2.56%
$500,000 but less than $1 million   2.00%            2.04%
$1 million or greater 1             0.00%            0.00%




1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your Contingent Deferred Sales Charge may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.



THE SALES CHARGE AT PURCHASE MAY BE ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members;



* as a Trustee, Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals; or



* through financial intermediaries that do not receive sales charge dealer concessions.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS A SHARES

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your Contingent Deferred Sales Charge may be waived, see "Eliminating the Contingent Deferred Sales Charge" in the Fund's Statement of Additional Information.



How is the Fund Sold?



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as broker/dealers, banks, fiduciaries and investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-North Carolina taxpayers because it invests in North Carolina municipal securities.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

(Federated).



RULE 12B-1 PLAN



The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.



How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE



Wire Order Number, Dealer Number or Group Number



Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.



BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



EXCHANGE PRIVILEGE



You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM



You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES



The Fund does not issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated North Carolina Municipal Income Fund's dividends will be exempt from the North Carolina taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Fund distributions may be subject to AMT. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:

J. SCOTT ALBRECHT



J. Scott Albrecht has been the Fund's portfolio manager since March 1995. He is Vice President of the Fund. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.



MARY JO OCHSON



Mary Jo Ochson has been the Fund's portfolio manager since April 1997. She is Vice President of the Fund. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS (UNAUDITED)



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.





Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 30.



                             THREE
                             MONTHS
                             ENDED

                             AUGUST 31,                       YEAR ENDED MAY 31,
                             1999 1        1999       1998       1997        1996      1995
NET ASSET VALUE,
BEGINNING OF PERIOD          $10.72        $10.89     $10.57     $10.34      $10.44    $10.17
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income          0.11          0.47       0.45       0.49        0.49      0.48
Net realized and
unrealized gain (loss) on
investments                    (0.28)       (0.07)      0.32       0.23       (0.10)     0.27
TOTAL FROM

INVESTMENT OPERATIONS          (0.17)        0.40       0.77       0.72        0.39      0.75
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.11)       (0.47)     (0.45)     (0.49)      (0.49)    (0.48)
Distributions from net
realized gain
on investments                     -        (0.10)         -          -           -         -
TOTAL DISTRIBUTIONS            (0.11)       (0.57)     (0.45)     (0.49)      (0.49)    (0.48)
NET ASSET VALUE,

END OF PERIOD                 $10.44       $10.72     $10.89     $10.57      $10.34    $10.44
TOTAL RETURN 2                 (1.56%)       3.65%      7.77%      7.13%       3.72%     7.71%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                      1.86% 4      1.27%      1.26%      1.38%       1.27%     1.32%
Net investment income 3         3.05% 4      3.53%      3.75%      3.85%       3.98%     4.07%
Expenses (after waivers
and reimbursements)             0.64% 4      0.52%      0.51%      0.63%       0.52%     0.57%
Net investment income
(after waivers
and reimbursements)             4.27% 4      4.28%      4.50%      4.60%       4.73%     4.82%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                $41,182      $40,177     $36,013    $35,892    $36,872   $39,803
Portfolio turnover                40%          18%        41%        30%         61%       47%


1 On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the Fund changed its fiscal year end from May 31 to August 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.



See Notes which are an integral part of the Financial Statements



Portfolio of Investments

AUGUST 31, 1999



PRINCIPAL                                      CREDIT
AMOUNT                                         RATING 1         VALUE
                LONG-TERM MUNICIPALS-98.8%
                NORTH CAROLINA-98.8%

  $   500,000   Buncombe County, NC,
                Certificate Participation
                Refunding Bonds, 4.75%
                (AMBAC INS), 12/1/2011              AAA         $ 472,610
      250,000   Catawba County, NC, GO UT

                Bonds, 5.70%, 6/1/2003              AA-           261,975
      500,000   Catawba County, NC, GO UT
                Bonds, 5.75%, 6/1/2007              AA-           527,325
      500,000   Catawba County, NC,
                Hospital Revenue Refunding
                Bond, 5.85% (Catawba
                Memorial Hospital)/(United
                States Treasury
                GTD)/(Original Issue

                Yield: 5.90%), 10/1/2004            AAA           531,505
      500,000   Catawba County, NC,
                Hospital Revenue Refunding
                Bonds, 5.95% (Catawba
                Memorial Hospital)/(United
                States Treasury
                GTD)/(Original Issue

                Yield: 6.00%), 10/1/2005            AAA           532,935
      750,000   Catawba County, NC,
                Revenue Refunding Bonds,

                4.50%, 10/1/2009                    Aaa           713,985
    1,500,000   Charlotte, NC, Water &
                Sewer System, Revenue
                Bonds, 5.25% (Original
                Issue Yield: 5.66%),

                6/1/2024                            AA+         1,417,545

      500,000   Charlotte, NC, GO UT Public Improvement Bonds, 4.75% (Original
                Issue Yield:

                4.83%), 2/1/2013                    AAA           474,500

      500,000   Charlotte, NC, GO UT Public
                Improvement Bonds, 5.30%,

                4/1/2008                            AAA           518,285

      500,000   Chatham County, NC, GO UT

                Bonds, 5.40%, 4/1/2007               A+           520,435
      500,000   Chatham County, NC, GO UT
                Bonds, 5.40%, 4/1/2010               A+           514,395
      465,000   Chatham County, NC, GO UT
                Refunding Bonds, 5.25%
                (Original Issue Yield:

                5.35%), 5/1/2010                     A+           472,756

    1,000,000   Craven County, NC, GO UT

                Bonds, 5.50%, 6/1/2010              AAA         1,039,000
      500,000   Cumberland County, NC, GO
                UT Refunding Bonds, 5.00%

                (FGIC INS), 2/1/2013                AAA           489,695

      480,000   Cumberland County, NC, GO UT, 5.00% (MBIA INS)/(Original Issue

                Yield: 5.15%), 3/1/2015             AAA           463,186
    1,200,000   Dare County, NC, Utility
                System Revenue Bonds
                (Series A), 5.25%,

                6/1/2016                            AAA         1,175,688

      470,000   Duplin County, NC, GO UT
                Bonds, 5.30% (MBIA
                INS)/(Original Issue

                Yield: 5.40%), 4/1/2007             AAA          486,746
      500,000   Durham & Wake Counties
                Special Airport District,
                NC, GO UT Refunding Bonds,
                5.75% (Original Issue

                Yield: 5.80%), 4/1/2002             AAA           519,200
      250,000   Fayetteville, NC, Public
                Works Commission, Revenue
                Bonds (Series B), 5.90%
                (FSA INS)/(Original Issue

                Yield: 6.00%), 3/1/2007             AAA           262,625
      500,000   Fayetteville, NC, Public
                Works Commission, Revenue
                Bonds, 5.40% (AMBAC
                INS)/(Original Issue

                Yield: 5.50%), 3/1/2009             AAA           513,480
      500,000   Forsyth County, NC, GO UT,
                4.75% (Original Issue

                Yield: 5.00%), 2/1/2013             AAA           474,500
PRINCIPAL                                      CREDIT
AMOUNT                                         RATING 1         VALUE

                LONG-TERM MUNICIPALS-

                continued

                NORTH CAROLINA-CONTINUED

  $   400,000   Forsyth County, NC, School
                Improvements, 4.50%
                (Original Issue Yield:
                4.55%), 8/1/2013                    AAA         $ 367,468
      500,000   Gastonia, NC, GO UT, 5.50%
                (MBIA INS)/(Original Issue

                Yield: 5.55%), 5/1/2013             AAA           510,820
      500,000   Guilford County, NC, GO UT
                Bonds, 5.30% (Original
                Issue Yield: 5.40%),

                5/1/2010                            AA+           513,290

      500,000   Guilford County, NC, GO UT

                Bonds, 5.30%, 5/1/2009              AA+           516,190
      500,000   Guilford County, NC, GO UT
                Bonds, 5.40% (Original
                Issue Yield: 5.55%),

                4/1/2009                            AA+           516,760
      500,000   Guilford County, NC, GO UT,
                5.40% (Original Issue

                Yield: 5.55%), 5/1/2012             AA+           511,255
      575,000   High Point, NC, Revenue
                Bonds, 5.60% (Original
                Issue Yield: 5.85%),

                3/1/2014                             AA           591,847
      500,000   Iredell County, NC,
                Certificates of
                Participation, 5.50% (FGIC
                INS)/(Original Issue

                Yield: 5.60%), 6/1/2001             AAA           511,630
      350,000   Iredell County, NC,
                Certificates of
                Participation, 6.125%
                (FGIC INS)/(Original Issue

                Yield: 6.23%), 6/1/2007             AAA           370,909
    1,250,000   Johnston County, NC,
                Finance Corp., Installment
                Payment Revenue Bonds,
                5.25% (Johnston County,
                NC)/(FSA INS)/(Original
                Issue Yield: 5.377%),

                8/1/2021                            AAA         1,188,287
    2,000,000   Martin County, NC, IFA,
                (Series 1995) Solid Waste
                Disposal Revenue Bonds,
                6.00% (Weyerhaeuser Co.),

                11/1/2025                             A         1,995,880

      350,000   Mecklenburg County, NC, GO
                UT, 5.50% (Original Issue

                Yield: 5.60%), 4/1/2011             AAA           360,546
    1,000,000   Moore County, NC, GO UT
                Bonds, 4.90% (MBIA INS),

                6/1/2013                            AAA           961,680

      500,000   Mooresville, NC, Grade
                School District Facilities
                Corp., Certificates of
                Participation, 6.30%
                (AMBAC INS)/(Original
                Issue Yield: 6.348%),

                10/1/2009                           AAA           535,535
      500,000   Morganton, NC, GO UT
                Revenue Bonds, 5.60% (FGIC

                INS), 6/1/2007                      AAA           525,585
      500,000   Morganton, NC, Water &
                Sewer GO UT Revenue Bonds,

                5.60% (FGIC INS), 6/1/2008          AAA           524,915
    1,000,000   New Hanover County, NC,
                Hospital, Health,
                Hospital, Nursing Revenue

                Bonds, 5.25%, 10/1/2012             AAA           993,880
      500,000   New Hanover County, NC,
                Hospital, Revenue Bonds,
                5.25% (MBIA INS)/(Original
                Issue Yield: 4.544%),

                10/1/2011                           AAA           502,420
      500,000   New Hanover County, NC,
                (Project R-5) GO UT Bonds,
                5.40% (Original Issue

                Yield: 5.45%), 3/1/2009             AA-           517,080
      500,000   New Hanover County, NC, GO
                UT Bonds, 5.30% (Original
                Issue Yield: 5.50%),

                5/1/2014                            AA-           498,295

      500,000   New Hanover County, NC, GO
                UT Bonds, 5.50% (Original
                Issue Yield: 5.70%),

                3/1/2012                            AA-           512,965
PRINCIPAL                                      CREDIT
AMOUNT                                         RATING 1         VALUE
                LONG-TERM MUNICIPALS-

                continued

                NORTH CAROLINA-CONTINUED

  $   750,000   North Carolina Educational
                Facilities Finance Agency,
                Revenue Bonds, 6.625%
                (Duke University),
                10/1/2008                           AA+         $ 796,380
    1,000,000   North Carolina HFA, Home
                Ownership Revenue Bonds
                (Series 5-A), 5.55%,

                1/1/2019                             AA           977,900

      625,000   North Carolina Medical
                Care Commission, Health
                Care Facilities Revenue
                Bonds, 5.50% (Scotland
                Memorial Hospital)/(Asset
                Guaranty INS)/(Original
                Issue Yield: 5.593%),
                10/1/2019                            AA           596,831

      200,000   North Carolina Medical
                Care Commission, Revenue
                Bonds, 5.95% (Presbyterian
                Health Services
                Corp)/(Original Issue

                Yield: 6.00%), 10/1/2007             AA           213,174
    1,850,000   North Carolina Municipal
                Power Agency No. 1, Revenue
                Bonds, 10.50% (Catawba
                Electric)/(United States

                Treasury COL), 1/1/2010             AAA         2,425,147
      500,000   North Carolina Municipal
                Power Agency No. 1, Revenue
                Refunding Bonds, 5.25%
                (Catawba Electric)/(AMBAC
                INS)/(Original Issue

                Yield: 5.55%), 1/1/2008             AAA           508,230
      500,000   North Carolina Municipal
                Power Agency No. 1, Revenue
                Refunding Bonds, 5.75%
                (Catawba Electric)/(AMBAC
                INS)/(Original Issue

                Yield: 5.80%), 1/1/2002             AAA           514,835
    1,000,000   North Carolina State, GO
                UT, 4.75% (Original Issue

                Yield: 4.88%), 4/1/2013             AAA           948,570
      500,000   North Carolina State, GO
                UT, 4.75% (Original Issue

                Yield: 4.93%), 4/1/2014             AAA           468,665
      500,000   North Carolina State, GO
                UT, 5.10%, 3/1/2008                 AAA           511,245

    1,500,000   Pitt County, NC, Refunding
                Bonds, 5.25% (Pitt County
                Memorial Hospital)/(United
                States Treasury
                GTD)/(Original Issue

                Yield: 5.85%), 12/1/2021            Aaa         1,425,870
      500,000   Rowan County, NC, GO UT
                Bonds, 5.60% (MBIA INS),

                4/1/2009                            AAA           523,900

      250,000   Stokes County, NC, GO UT Bonds, 4.90% (FGIC INS),

                6/1/2012                            AAA           242,668

    1,000,000   Union County, NC, UT GO Bonds (Series 1999B), 5.25% (Original
                Issue

                Yield: 5.50%), 3/1/2020             AAA           985,980
      600,000   Wake County, NC,
                Industrial Facilities &
                PCFA, Revenue Bonds, 6.90%
                (Carolina Power & Light

                Co.), 4/1/2009                        A           620,868
    2,050,000   Wilmington, NC,
                Certificates of
                Participation (Series A),
                5.35% (MBIA INS)/(Original
                Issue Yield: 5.45%),

                6/1/2024                            AAA         1,972,325
PRINCIPAL                                      CREDIT
AMOUNT                                         RATING 1         VALUE
                LONG-TERM MUNICIPALS-

                continued

                NORTH CAROLINA-CONTINUED

  $   500,000   Winston-Salem, NC, GO UT
                Bonds, 5.40% (Original
                Issue Yield: 5.30%),
                6/1/2009                            AAA         $ 519,745
      500,000   Winston-Salem, NC, GO UT
                Bonds, 5.40% (Original
                Issue Yield: 5.50%),

                6/1/2011                            AAA           513,760

                TOTAL LONG-TERM MUNICIPALS
                (IDENTIFIED COST

                $40,599,830)                                   40,675,701
                SHORT-TERM MUNICIPALS-4.6%

                NORTH CAROLINA-4.6%
      700,000   Person County, NC,

                Industrial Facilities &
                Pollution Control
                Financing Authority Daily
                VRDNs (Carolina Power &
                Light Co.)/(SunTrust Bank,

                Atlanta LOC)                        Aa3           700,000
    1,200,000   Wake County, NC,
                Industrial Facilities &
                PCFA, (Series 1990B) Daily
                VRDNs (Carolina Power &
                Light Co.)/(Bank of New

                York, New York LOC)                 AA-         1,200,000

                TOTAL SHORT-TERM
                MUNICIPALS (AT AMORTZED

                COST $1,900,000)                                1,900,000
                TOTAL INVESTMENTS
                (IDENTIFIED COST

                $42,499,830) 2                               $ 42,575,701


 Securities that are subject to alternative minimum tax represent 8.6% of the Fund's portfolio based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $42,499,830. The net unrealized appreciation of investments on a federal tax basis amounts to $75,871 which is comprised of $564,190 appreciation and $488,319 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($41,181,875) at August 31, 1999.

The following acronyms are used throughout this portfolio:


AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GO -General Obligation GTD -Guaranty HFA -Housing Finance Authority IFA -Industrial Finance Authority INS -Insured LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCFA -Pollution Control Finance Authority UT -Unlimited Tax VRDNs -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements



Statement of Assets and Liabilities

AUGUST 31, 1999


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$42,499,830)                                            $ 42,575,701
Cash                                                          36,993
Income receivable                                            681,763
Receivable for investments
sold                                                       5,829,310
Receivable for shares sold                                    96,228
TOTAL ASSETS                                              49,219,995
LIABILITIES:

Payable for investments

purchased                         $ 7,885,670
Payable for shares
redeemed                               14,678
Income distribution
payable                               137,772
TOTAL LIABILITIES                                          8,038,120
Net assets for 3,943,813
shares outstanding                                      $ 41,181,875
NET ASSETS CONSIST OF:

Paid in capital                                         $ 41,208,691
Net unrealized
appreciation of
investments                                                   75,871
Accumulated net realized
loss on investments                                         (103,607)
Undistributed net
investment income                                                920
TOTAL NET ASSETS                                        $ 41,181,875
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
Net Asset Value Per Share
($41,181,875 / 3,943,813
shares outstanding)                                           $10.44
Offering Price Per Share
(100/95.50 of $10.44) 1                                       $10.93
Redemption Proceeds Per
Share (100.00/100 of
$10.44) 2                                                     $10.44


1 See "What Do Shares Cost?" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.



See Notes which are an integral part of the Financial Statements



Statement of Operations

THREE MONTHS ENDED AUGUST 31, 1999 1


INVESTMENT INCOME:
Interest                                                          $ 501,645

EXPENSES:

Investment advisory fee                      $ 61,865
Administrative personnel
and services fee                               21,725
Custodian fees                                  2,472
Transfer and dividend
disbursing agent fees and
expenses                                        25,380
Directors'/Trustees' fees                          750
Auditing fees                                   16,500
Legal fees                                      14,879
Portfolio accounting fees                       13,138
Distribution services fee                       10,375
Shareholder services fee                        10,375
Share registration costs                         7,545
Printing and postage                             4,635
Miscellaneous                                      261
TOTAL EXPENSES                                 189,900
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                   $ (61,865)
Waiver of distribution
services fee                     (10,375)
Reimbursement of other
operating expenses               (51,879)
TOTAL WAIVERS AND
REIMBURSEMENTS                                (124,119)
Net expenses                                                          65,781
Net investment income                                                435,864
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                         (159,344)
Net change in unrealized
appreciation
(depreciation) of
investments                                                         (903,157)
Net realized and
unrealized loss on
investments  (1,062,501)
Change in net assets
resulting from operations                                         $ (626,637)


1 On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the Fund changed its fiscal year end from May 31 to August 31.



See Notes which are an integral part of the Financial Statements



Statement of Operations

YEAR ENDED MAY 31, 1999


INVESTMENT INCOME:
Interest                                                    $ 1,931,609

EXPENSES:

Investment advisory fee                  $   301,408
Administrative personnel
and services fee                              58,580
Custodian fees                                13,069
Transfer and dividend
disbursing agent fees and
expenses                                      35,198
Directors'/Trustees' fees                      4,761
Auditing fees                                 12,827
Legal fees                                     5,934
Portfolio accounting fees                     45,190
Share registration costs                      18,120
Printing and postage                           8,748
Insurance premiums                               339
Taxes                                            859
Miscellaneous                                  5,063
TOTAL EXPENSES                               510,096
WAIVERS:

Waiver of investment

advisory fee                                (301,408)
Net expenses                                                    208,688
Net investment income                                         1,722,921
REALIZED AND UNREALIZED
GAIN (LOSS) ON

INVESTMENTS:
Net realized gain on

investments                                                     181,395
Net change in unrealized
appreciation of
investments                                                    (440,652)
Net realized and
unrealized loss on
investments                                                    (259,257)
Change in net assets
resulting from operations                                   $ 1,463,664




See Notes which are an integral part of the Financial Statements



Statement of Changes in Net Assets



                                   THREE
                                   MONTHS
                                   ENDED

                                   AUGUST 31,        YEAR ENDED MAY 31,
                                   1999 1         1999                1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income              $ 435,864       $ 1,722,921       $ 1,656,571
Net realized gain (loss) on
investments ($(159,344),
$181,395, and $562,076,
respectively, as computed

for federal tax purposes)           (159,344)          181,395            562,076
Net change in unrealized

appreciation

(depreciation)                      (903,157)         (440,652)           543,069
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS           (626,637)        1,463,664          2,761,716
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net

investment income                   (435,689)       (1,722,921)        (1,656,571)
Distributions from net

realized gains                             -          (367,968)                 -
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS TO

SHAREHOLDERS                        (435,689)       (2,090,889)        (1,656,571)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             3,798,955        10,238,583          5,401,737
Net asset value of shares
issued to shareholders in
payment of distributions
declared                              34,404           188,967            169,069
Cost of shares redeemed           (1,766,138)       (5,636,038)        (6,554,865)
CHANGE IN NET ASSETS
RESULTING FROM

SHARE TRANSACTIONS                 2,067,221         4,791,512           (984,059)
Change in net assets               1,004,895         4,164,287            121,086
NET ASSETS:

Beginning of period               40,176,980        36,012,693         35,891,607
End of period (including
undistributed net
investment income of $920
and $745, respectively for
the three months ended
August 31, 1999 and the
year ended May 31, 1999)        $ 41,181,875      $ 40,176,980       $ 36,012,693


1 On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the Fund changed its fiscal year end from May 31 to August 31.



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



AUGUST 31, 1999

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (formerly CCB North Carolina Municipal Securities Fund) (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina.

REORGANIZATION

On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of Federated Municipal Securities Income Trust and was renamed Federated North Carolina Municpal Income Fund. In addition, the Fund changed its fiscal year end from May 31 to August 31.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date. These distributions from net investment income do not represent a return of capital for federal tax purposes.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees ("the Trustees") to issue an unlimited number of full and fractional shares of beneficial (without par value). Transactions in Shares were as follows:



                              THREE
                              MONTHS
                              ENDED

                              AUGUST 31,                YEAR ENDED MAY 31,
                              1999 1                1999                 1998

Shares sold                      360,848            939,308              501,030
Shares issued to
shareholders in payment of
distributions declared             3,277             17,279               15,643
Shares redeemed                 (167,597)          (516,525)            (605,325)
NET CHANGE RESULTING FROM

FUND SHARE TRANSACTION           196,528            440,062              (88,652)


1 The Fund changed its fiscal year end from May 31 to August 31.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion

Federated Investment Management Company became the Fund's investment adviser on July 23, 1999. Prior to July 23, 1999, Central Carolina Bank and Trust Company served as the Fund's investment adviser and received for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to July 23, 1999, the CCB North Carolina Municipal Securities Fund did not pay or accrue a distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to July 23, 1999, the CCB North Carolina Municipal Securities Income Fund did not pay or accrue a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the three months ended August 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $10,728,434 and $9,476,320, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the three months ended August 31, 1999, were as follows:


Purchases   $11,823,279
Sales       $11,057,720


CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1999, 33.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.8% of total investments.

 YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF

FEDERATED MUNICIPAL SECURITIES INCOME TRUST

AND SHAREHOLDERS OF

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Federated North Carolina Municipal Income Fund as of August 31, 1999, the related statement of operations, the statement of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of Federated North Carolina Municipal Income Fund, formerly CCB North Carolina Municipal Securities Fund, for the year ended May 31, 1999, were audited by other auditors whose report dated July 9, 1999, express an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated North Carolina Municipal Income Fund as of August 31, 1999, and the results of its operations, the changes in its net assets and its financial highlights for the three months then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts

October 15, 1999

[Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated North Carolina Municipal
Income Fund



(formerly CCB North Carolina Municipal Securities Fund)

A Portfolio of Federated Municipal Securities Income Trust



CLASS A SHARES



OCTOBER 31, 1999

A Statement of Additional Information (SAI) dated October 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Federated North Carolina
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 625922810



G02671-01 (10/99)



 [Graphic]


STATEMENT OF ADDITIONAL INFORMATION

Federated North Carolina Municipal
Income Fund



(Formerly CCB North Carolina Municipal Securities Fund)

A Portfolio of Federated Municipal Securities Income Trust



CLASS A SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated North Carolina Municipal Income Fund Class A Shares (Fund), dated October 31, 1999. Obtain the prospectus and the Annual Report's Management Discussion and Analysis without charge by calling 1-800-341-7400.

OCTOBER 31, 1999

 [Graphic]
 Federated

 World-Class Investment Manager
 Federated North Carolina Municipal
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

G02671-02 (10/99)



[Graphic]

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1



What Do Shares Cost?  4

How is the Fund Sold?  5

Subaccounting Services  6

Redemption in Kind  6

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  13

Investment Ratings  14



Addresses  16

How is the Fund Organized?



The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. Effective October 1, 1999, the Trust changed its name from Municipal Securities Income Trust to Federated Municipal Securities Income Trust. The CCB North Carolina Municipal Securities Fund (the "Former Fund") was established on July 22, 1992, and was reorganized as a portfolio of the Trust on July 23, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).



Securities in Which the Fund Invests



The Fund's principal securities are described in its prospectus. Additional securities and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.



A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.



TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES



Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.



TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.



DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:



REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.



TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.



INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.



CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a AAA municipal security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

LIQUIDITY RISKS

Limited trading opportunities may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

INVESTMENT LIMITATIONS



BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. As an operating policy, bank instruments will be limited to instruments of domestic banks.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



BUYING ON MARGIN

The Fund will not purchase any securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



INVESTING IN ILLIQUID SECURITIES



The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options and certain restricted securities and municipal leases determined by the Board of Trustees not to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.



In applying the Fund's commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund's concentration limitation: (1) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (2) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (3) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:



* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;



* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT CLASS A SHARES

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:



* the Trustees or Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;



* Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc.

(Federated) on December 31, 1997;

* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on certain redemptions as listed below. If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply. Based on these conditions, no CDSC will be imposed on redemptions of
Shares:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;

* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

* of Shares held by the Trustees or Director, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; and

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.



RULE 12B-1 PLAN



As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

                        ADVANCE PAYMENTS
                        AS A PERCENTAGE OF

AMOUNT                  PUBLIC OFFERING PRICE
First $1 - $5 million   0.75%

Next $5 - $20 million   0.50%
Over $20 million        0.25%

For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.



Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote. Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of October 19, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Central Carolina Bank & Trust, Durham, NC, owned approximately 3,448,794 Shares (88.35%). Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.



STATE TAXES



Under existing North Carolina laws, shareholders of the Fund will not be subject to North Carolina income taxes on Fund dividends to the extent that such dividends represent exempt-interest dividends as defined in the Code, which are directly attributable to (a) interest on obligations issued by or on behalf of the State of North Carolina, or its political subdivisions; or (b) interest on obligations of the United States or any other issuer whose obligations are exempt from state income taxes under federal law.

To the extent that Fund dividends are attributable to other sources, such dividends will be subject to the state's income taxes.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of six funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of October 19, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A Shares.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
JOHN F. DONAHUE*+#                       Chief Executive Officer                  $0   $0 for the Trust and
Birth Date: July 28, 1924                and Director or Trustee of                    54 other investment
Federated Investors Tower                the Federated Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                         Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN AND TRUSTEE                     Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,305.35   $113,860.22 for the Trust
Birth Date: February 3, 1934             the Federated Fund                            and 54 other investment
15 Old Timber Trail                      Complex; Director, Member                     companies in the
Pittsburgh, PA                           of Executive Committee,                       Fund Complex
TRUSTEE                                  Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.
                                         (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,436.05   $125,264.48 for the Trust
Birth Date: June 23, 1937                Federated Fund Complex;                       and 54 other investment
Wood/Commercial Dept.                    President, Investment                         companies in the
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       Fund Complex

3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
TRUSTEE                                  Associates, Inc.,

                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of some       $1,305.35   $47,958.02 for the Trust
Birth Date: September 3, 1939            of the Federated Fund                         and 29 other investment
175 Woodshire Drive                      Complex; formerly:                            companies in the
Pittsburgh, PA                           Partner, Andersen                             Fund Complex
TRUSTEE                                  Worldwide SC.

JOHN F. CUNNINGHAM++                     Director or Trustee of              $331.87   $0 for the Trust and
Birth Date: March 5, 1943                some of the Federated Fund                    46 other investment
353 El Brillo Way                        Complex; Chairman,                            companies in the
Palm Beach, FL                           President and Chief                           Fund Complex
TRUSTEE                                  Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting); Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: October 11, 1932             Federated Fund Complex;                       and 54 other investment
3471 Fifth Avenue                        Professor of Medicine,                        companies in the
Suite 1111                               University of Pittsburgh;                     Fund Complex
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of Pittsburgh

                                         Medical Center - Downtown;
                                         Hematologist, Oncologist and Internist,
                                         University of Pittsburgh Medical
                                         Center; Member, National Board of
                                         Trustees, Leukemia Society of America.

PETER E. MADDEN                          Director or Trustee of the        $1,189.91   $113,860.22 for the Trust
Birth Date: March 16, 1942               Federated Fund Complex;                       and 54 other investment
One Royal Palm Way                       formerly: Representative,                     companies in the
100 Royal Palm Way                       Commonwealth of                               Fund Complex
Palm Beach, FL                           Massachusetts General
TRUSTEE                                  Court; President, State
                                         Street Bank and Trust
                                         Company and State
                                         Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman
                                         and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
CHARLES F. MANSFIELD, JR.++              Director or Trustee of some       $1,016.39   $0 for the Trust and
Birth Date: April 10, 1945               of the Federated Fund                         50 other investment
80 South Road                            Complex; Management                           companies in the
Westhampton Beach, NY                    Consultant.                                   Fund Complex
TRUSTEE                                  Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of            $1,403.80   $113,860.22 for the Trust
Birth Date: December 20, 1932            the Federated Fund                            and 54 other investment
President, Duquesne University           Complex; President, Law                       companies in the
Pittsburgh, PA                           Professor, Duquesne                           Fund Complex
TRUSTEE                                  University; Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: June 21, 1935                Federated Fund Complex;                       and 54 other investment
4905 Bayard Street                       Public Relations/                             companies in the
Pittsburgh, PA                           Marketing/Conference                          Fund Complex
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH++                          Director or Trustee of some         $331.87   $0 for the Trust and
Birth Date: November 28, 1957            of the Federated Fund                         48 other investment
2007 Sherwood Drive                      Complex; President and                        companies in the
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Fund Complex
TRUSTEE                                  (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.

J. CHRISTOPHER DONAHUE+                  President or Executive                   $0   $0 for the Trust and
Birth Date: April 11, 1949               Vice President of the                         16 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Director or Trustee of some                   Fund Complex
Pittsburgh, PA                           of the Funds in the
EXECUTIVE VICE PRESIDENT                 Federated Fund Complex;
and TRUSTEE                              President, Chief Executive
                                         Officer and Director, Federated
                                         Investors, Inc.; President and Trustee,
                                         Federated Investment Management
                                         Company; President and Trustee,
                                         Federated Investment Counseling;
                                         President and Director, Federated
                                         Global Investment Management Corp.;
                                         President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated Services
                                         Company.

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the Trust and
Birth Date: October 22, 1930             of the Funds in the                           1 other investment
Federated Investors Tower                Federated Fund Complex;                       company in the
1001 Liberty Avenue                      President, Executive Vice                     Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company, Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the Trust and
Birth Date: October 26, 1938             and Secretary of the                          54 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Executive Vice President,                     Fund Complex
Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;

                                         Trustee, Federated Investment
                                         Management Company and Federated
                                         Investment Counseling; Director,
                                         Federated Global Investment Management
                                         Corp., Federated Services Company and
                                         Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the Trust and
Birth Date: June 17, 1954                Fund Complex; Vice                            54 other investment
Federated Investors Tower                President - Funds                             companies in the
1001 Liberty Avenue                      Financial Services                            Fund Complex
Pittsburgh, PA                           Division, Federated

TREASURER                                Investors, Inc.; formerly:
                                         various management
                                         positions within Funds
                                         Financial Services
                                         Division of Federated
                                         Investors, Inc.

RICHARD B. FISHER                        President or Vice                        $0   $0 for the Trust and
Birth Date: May 17, 1923                 President of some of the                      6 other investment
Federated Investors Tower                Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                      Complex; Director or                          Fund Complex
Pittsburgh, PA                           Trustee of some of the
PRESIDENT                                Funds in the Federated Fund
                                         Complex; Executive Vice
                                         President, Federated
                                         Investors, Inc.; Chairman
                                         and Director, Federated
                                         Securities Corp.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the Trust and
Birth Date: March 3, 1949                of this Fund and various                      41 other investment
Federated Investors Tower                other Funds in the                            companies in the
1001 Liberty Avenue                      Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment

                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

J. SCOTT ALBRECHT                        J. Scott Albrecht has been               $0   $0 for the Trust and
Birth Date: June 1, 1960                 the Fund's portfolio                          1 other investment
Federated Investors Tower                manager March 1995. He is                     company in the
1001 Liberty Avenue                      Vice President of the Fund.                   Fund Complex
Pittsburgh, PA                           Mr. Albrecht joined
VICE PRESIDENT                           Federated in 1989. He has
                                         been a Senior Portfolio
                                         Manager since 1997 and a
                                         Vice President of the
                                         Fund's investment adviser
                                         since 1994. He was a
                                         Portfolio Manager from
                                         1994 to 1996. Mr. Albrecht
                                         is a Chartered Financial
                                         Analyst and received his
                                         M.S. in Public Management
                                         from Carnegie Mellon
                                         University.




* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

++ Mr. Mansfield became a member of the Board of Trustees January 1, 1999. Messrs. Cunningham and Walsh became members of the Board of Trustees on July 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



The independent auditors for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED MAY 31   1999       1998       1997
Advisory Fee Earned         $301,408   $273,979   $279,921
Advisory Fee Reduction       301,408    273,979    279,921
Brokerage Commissions              0          0          0
Administrative Fee            58,580     54,052     55,986
12B-1 FEE                          0          0          0
SHAREHOLDER SERVICES FEE           0          0          0

FEES PAID BY THE FUND FOR SERVICES

FOR THE PERIOD ENDED AUGUST 31   1999 1
Advisory Fee Earned              $61,865
Advisory Fee Reduction            61,865
Brokerage Commissions                  0
Administrative Fee                10,375
12B-1 FEE                         10,375
SHAREHOLDER SERVICES FEE               0

1 For the period from June 1, 1999 to August 31, 1999.

For the fiscal years ended May 31, 1999, 1998 and 1997, fees paid by the Former Fund for services are prior to the Former Fund's reorganization as a portfolio of the Trust on July 23, 1999.



How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information. Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-, five-year and Start of Performance periods ended August 31, 1999.

Yield and Tax-Equivalent Yield are given for the 30-day period ended August 31, 1999.

Start of Performance information shown is prior to the Former Fund's reorganization as a portfolio of the Trust on July 23, 1999.



                                                Start of Performance on

FUND                      1 YEAR     5 Years    July 22, 1992
Total Return               (4.58%)     4.52%    4.71%
Yield                       4.26%
Tax-Equivalent Yield        7.05%



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD AND TAX EQUIVALENT YIELD



The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



TAXABLE YIELD EQUIVALENT FOR 1999 STATE OF NORTH CAROLINA

FEDERAL TAX BRACKET:                      15.00%      28.00%            31.00%              36.00%             39.60%
COMBINED FEDERAL AND STATE TAX BRACKET:   22.00%      35.75%            38.75%              43.75%             47.35%
Joint Return                              $1-43,050   $43,051-104,050   $104,051-158,880    $158,881-283,150   Over 283,150
Single Return                             $1-25,750    $25,751-62,450    $62,451-130,250    $130,251-283,150   Over 283,150

TAX EXEMPT YIELD:                         TAXABLE YIELD EQUIVALENT:

1.50%                                     1.92%       2.33%             2.45%                2.67%              2.85%
2.00%                                     2.56%       3.11%             3.27%                3.56%              3.80%
2.50%                                     3.21%       3.89%             4.08%                4.44%              4.75%
3.00%                                     3.85%       4.67%             4.90%                5.33%              5.70%
3.50%                                     4.49%       5.45%             5.71%                6.22%              6.65%
4.00%                                     5.13%       6.23%             6.53%                7.11%              7.60%
4.50%                                     5.77%       7.00%             7.35%                8.00%              8.55%
5.00%                                     6.41%       7.78%             8.16%                8.89%              9.50%
5.50%                                     7.05%       8.56%             8.98%                9.78%             10.45%
6.00%                                     7.69%       9.34%             9.80%               10.67%             11.40%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER NORTH CAROLINA MUNICIPAL DEBT FUNDS INDEX

Lipper North Carolina Municipal Debt Funds Index is an index of funds that invest at least 65% of assets in municipal debt issued in the top four credit ratings.

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.



MORNINGSTAR, INC.

Morningstar, Inc., and independent rating service, is the publisher of the bi-weekly Mutual Fund Values, Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS



In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.



GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.



A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.



B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.



CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.



A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.



Addresses

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND



(Formerly CCB North Carolina Municipal Securities Fund)



Class A Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP

125 Summer Street

Boston, MA 02110-1617

PROSPECTUS

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS F SHARES



A mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities by investing primarily in a portfolio of long-term, investment grade Ohio tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



OCTOBER 31, 1999

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the
Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  9

How is the Fund Sold?  11

How to Purchase Shares  11

How to Redeem and Exchange Shares  13

Account and Share Information  15

Who Manages the Fund?  16

Financial Information  17

Independent Auditors' Report  30



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities will be primarily long-term, investment grade securities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



INTEREST RATE RISKS

Prices of tax exempt securities generally fall when interest rates rise. Interest rate risk changes have a greater effect on the price of fixed income securities with longer durations.



CREDIT RISKS



Issuers of tax exempt securities may default on the payment of interest or principal when due.



CALL RISKS

Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

SECTOR RISKS

Since the Fund invests primarily in issuers from Ohio, the Fund may be subject to additional risks compared to funds that invest in multiple states.



Ohio's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, the automobile and tire industries are still major employers within Ohio and expose the state to the economic dislocations which occur within cyclical industries.



The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class F Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was (2.93%).

Within the period shown in the Chart, the Fund's Class F Shares highest quarterly return was 7.23% (quarter ended March 31, 1995). Its lowest quarterly return was (5.94%) (quarter ended March 31, 1994).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Class F Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Revenue Bond Index (LBRBI) and the Lehman Brothers Municipal Bond Index (LBMBI), both broad-based market indexes. The LBRBI is a total return performance benchmark for the long-term, investment grade, revenue bond market. The LBMBI is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMBI, bonds must have a minimum credit rating of Baa. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


CALENDAR PERIOD          FUND       LBRBI   LBMBI
1 Year                   4.00%   6.33%       6.22%
5 Years                  5.39%   6.39%       6.49%
Start of Performance 1   7.63%   8.19%       N/A




1 The Fund's Class F Shares start of performance date was October 12, 1990.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED OHIO MUNICIPAL INCOME FUND

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy and hold Class F Shares of the Fund.


SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   1.00%
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       1.00%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage
of offering price)                                                                   None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)

1

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)

Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee 3                                                           0.40%
Shareholder Services Fee 4                                                           0.25%
Other Expenses                                                                       0.36%
Total Annual Fund
Operating Expenses                                                                   1.41%
1 Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended August 31,
1999.
 Total Waiver of Fund

Expenses                                                                             0.51%
 Total Actual Annual Fund

Operating Expenses (after

waivers)                                                                             0.90%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund
(after the voluntary waiver) was 0.14% for the fiscal year ended August 31, 1999.
3 The distributor voluntarily waived a portion of the distribution (12b-1) fee.
The distributor can terminate this voluntary waiver at any time. The distribution
(12b-1) fee paid by the Fund (after the voluntary waiver) was 0.16% for the fiscal year ended August 31, 1999.
4 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund
(after the voluntary waiver) was 0.24% for the fiscal year ended August 31, 1999.




EXAMPLE



The following Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Expenses assuming redemption        $342      $642      $863     $1,774
Expenses assuming no redemption     $242      $542      $863     $1,774




What are the Fund's Investment Strategies?



The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. As a matter of operating policy, the Fund ordinarily will invest so that 100% of its annual interest income is exempt from such taxes. Interest income from the Fund's investments may be subject to AMT.

The Fund invests at least 65% of its assets in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide superior levels of after tax total return.



The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

* the economic feasibility of revenue bond financings and general purpose financings;

* the financial condition of the issuer or guarantor;

* political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.



The Adviser attempts to provide superior levels of after tax total return. After tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares. The Adviser seeks total return on an after tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a futures contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different futures contracts, or futures contracts and securities. The Fund's ability to hedge may be limited by the costs of the futures contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use futures contracts that cover a narrow range of circumstances; or (3) involve the sale of futures contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax and the income tax imposed by the state of Ohio and Ohio municipalities. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.



What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.



Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS



Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.



PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.



The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.

MUNICIPAL LEASES



Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

ZERO COUPON SECURITIES



Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.



INVERSE FLOATERS



An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

FUTURES CONTRACTS



Futures contracts, which are a type of derivative contract, provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.

The Fund may buy and sell interest rate and index financial futures contracts. Depending upon how the Fund uses futures contracts and the relationships between the market value of a futures contract and the underlying asset, futures contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity risks and leverage risks.



SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



ASSET COVERAGE



In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.



INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES



The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS



Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.



If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.



SECTOR RISKS



A substantial part of the Fund's portfolio may be comprised of securities issued by Ohio issuers or credit enhanced by insurance companies or companies similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

Ohio's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, the automobile and tire industries are still major employers within Ohio and expose the state to the economic dislocations which occur within cyclical industries.



TAX RISKS



In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.



Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.



RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES



Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.



LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.



Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a futures contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.



What Do Shares Cost?



You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.



The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                       MAXIMUM SALES CHARGE

                                    CONTINGENT

MINIMUM                FRONT-END    DEFERRED
INITIAL/SUBSEQUENT     SALES        SALES
INVESTMENT AMOUNTS 1   CHARGE 2     CHARGE 3
$1,500/$100            1.00%        1.00%


1 The minimum subsequent investment amount for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE


                        SALES CHARGE
                        AS A             SALES CHARGE
                        PERCENTAGE       AS A
                        OF PUBLIC        PERCENTAGE

PURCHASE AMOUNT         OFFERING PRICE   OF NAV
Less than $1 million    1.00%            1.01%
$1 million or greater   0.00%            0.00%


THE SALES CHARGE AT PURCHASE MAY BE ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* when the Fund's Distributor does not advance payment to the investment professional for your purchase;

* by exchanging shares from the same share class of another Federated Fund;

* for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

* through investment professionals that receive no portion of the sales charge.

If your investment qualifies for an elimination of the sales charge, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM



Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


PURCHASE AMOUNT      SHARES HELD       CDSC
Up to $2 million     4 years or less   1.00%
$2 - $5 million      2 years or less   0.50%
$5 million or more   1 year or less    0.25%




YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;



* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);



* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

* if your redemption is a required retirement plan distribution; or

* upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries and investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in Ohio municipal securities.



When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

(Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of Ohio Municipal Cash Trust or Class F Shares of other Federated Funds. To do this, you must:

* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM



You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class F Shares subject to a sales charge while redeeming Shares using this program.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder just officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Ohio Municipal Income Fund's dividends will be exempt from the Ohio state taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

J. SCOTT ALBRECHT

J. Scott Albrecht has been the Fund's portfolio manager since March 1995. He is Vice President of the Fund. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

MARY JO OCHSON

Mary Jo Ochson has been the Fund's portfolio manager since April 1997. She is Vice President of the Fund. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS (UNAUDITED)



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 30.


YEAR ENDED AUGUST 31          1999         1998        1997        1996         1995

NET ASSET VALUE, BEGINNING

OF PERIOD                        $11.91       $11.53      $11.21      $11.22       $11.01
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income              0.55         0.56        0.59        0.60         0.60
Net realized and
unrealized gain (loss) on
investments                       (0.67)        0.40        0.32       (0.01)        0.20
TOTAL FROM INVESTMENT

OPERATIONS                        (0.12)        0.96        0.91        0.59         0.80
LESS DISTRIBUTIONS:
Distributions from net
investment income                 (0.57)       (0.56)      (0.59)      (0.60)       (0.59)
Distributions from net
realized gain on
investments                       (0.07)       (0.02)          -           -            -
Distributions in excess of
net realized gains
on investments                    (0.04)         -            -            -            -
TOTAL DISTRIBUTIONS               (0.68)       (0.58)      (0.59)      (0.60)       (0.59)
NET ASSET VALUE, END OF

PERIOD                           $11.11       $11.91      $11.53      $11.21       $11.22
TOTAL RETURN 1                    (1.14%)       8.56%       8.34%       5.34%        7.65%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                         1.41%        1.41%       1.48%       1.48%        1.50%
Net investment income 2            4.20%        4.29%       4.61%       4.70%        4.93%
Expenses (after waivers
and reimbursements)                0.90%        0.90%       0.90%       0.90%        0.90%
Net investment income
(after waivers
and reimbursements)                4.71%        4.80%       5.19%       5.28%        5.53%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                   $82,202      $80,274     $75,506     $70,568      $70,352
Portfolio turnover                   19%         23%         38%          11%          33%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments



AUGUST 31, 1999


PRINCIPAL                                       CREDIT
AMOUNT                                          RATING 1       VALUE
                LONG-TERM MUNICIPALS-89.4%

                OHIO-84.4%

  $ 1,000,000   Barberton, OH, City School
                District, UT GO Bonds
                (Series 1998), 5.00% (FGIC
                INS)/(Original Issue
                Yield: 5.23%), 11/1/2015            AAA     $    954,560
      300,000   Bellefontaine, OH, Storm
                Water Utility, UT GO Bonds,

                7.05%, 6/1/2011                       A          317,766
      500,000   Brunswick, OH, UT GO Bonds,
                7.35% (Original Issue

                Yield: 7.446%), 12/1/2010            A2          531,115
    1,000,000   Clermont County, OH,
                Hospital Facilities
                Refunding & Revenue Bonds
                (Series B), 5.625% (Mercy
                Health Systems)/(AMBAC
                INS)/(Original Issue

                Yield: 5.80%), 9/1/2021             AAA          987,580
    1,000,000   Cleveland, OH, Airport
                System, Revenue Bonds
                (Series 1997A), 5.125%
                (FSA INS)/(Original Issue

                Yield: 5.41%), 1/1/2022             AAA          920,100
    2,500,000   Cleveland, OH, Airport
                System, Revenue Bonds
                (Series A), 6.00% (FGIC
                INS)/(Original Issue

                Yield: 6.378%), 1/1/2024            AAA        2,526,600
    2,000,000   Cleveland, OH, Public
                Power System, Revenue
                Bonds, First
                Mortgage/(MBIA INS)(United
                State Treasury PRF (Series
                A), 7.00% (Original Issue

                Yield: 7.15%), 11/15/2024           AAA        2,265,780
    2,600,000   Columbus, OH, Municipal
                Airport Authority,
                Improvement Revenue Bonds,
                6.25% (Port Columbus
                International
                Airport)/(Original Issue

                Yield: 6.35%), 1/1/2024             AAA        2,676,960
    1,000,000   Columbus, OH, Tax
                Increment Financing Bonds
                (Series 1999), 5.30%
                (Easton Project)/(AMBAC
                INS)/(Original Issue

                Yield: 5.33%), 12/1/2019            AAA          967,250
      500,000   Cuyahoga County, OH,
                Health Care Facilities,
                Revenue Refunding Bonds,
                5.50% (Benjamin Rose
                Institute)/(Original Issue

                Yield: 5.75%), 12/1/2028             NR          440,175
    1,500,000   Cuyahoga County, OH,
                Hospital Authority,
                Improvement & Refunding
                Revenue Bonds (Series A),
                5.625% (University
                Hospitals Health System,
                Inc.)/(Original Issue

                Yield: 5.90%), 1/15/2026            AAA        1,469,610
    1,500,000   Cuyahoga County, OH,
                Hospital Authority,
                Revenue Bonds, 6.25%
                (Meridia Health
                System)/(Original Issue

                Yield: 6.80%), 8/15/2024            AAA        1,653,390
    2,000,000   Evergreen, OH, Local
                School District, UT GO
                Bonds, 5.625% (FGIC
                INS)/(Original Issue

                Yield: 5.72%), 12/1/2024            AAA        1,981,180
    1,000,000   Forest Hills, OH, Local
                School District, UT GO
                Bonds, 5.70% (MBIA INS),

                12/1/2016                           AAA        1,018,680

    1,500,000   Franklin County, OH Health
                Care Facilities, Revenue
                Refunding Bonds, 5.50%
                (Ohio Presbyterian
                Retirement
                Services)/(Original Issue

                Yield: 5.69%), 7/1/2021              NR        1,380,195
      500,000   Franklin County, OH,
                Hospital Facility
                Authority, Hospital
                Revenue Refunding &
                Improvement Bonds, 7.25%
                (Riverside United
                Methodist Hospital) (MBIA
                INS)/(Original Issue

                Yield: 7.29%), 5/15/2020            AAA          521,900


PRINCIPAL                                       CREDIT
AMOUNT                                          RATING 1       VALUE
                LONG-TERM MUNICIPALS-

                continued

                OHIO-CONTINUED
  $ 2,000,000   Franklin County, OH,

                Hospital Facility
                Authority, Revenue
                Refunding Bonds (Series
                A), 5.75% (Riverside
                United Methodist
                Hospital)/(Original Issue

                Yield: 6.10%), 5/15/2020            Aa3     $  1,979,520
    1,000,000   Franklin County, OH,
                Revenue Bonds (Series
                1998A), 5.20% (OCLC Online
                Computer Library Center,

                Inc.), 10/1/2020                      A          924,170
    1,300,000   Hamilton County, OH,
                Health System, Revenue
                Refunding Bonds,
                Providence Hospital,
                6.875% (Franciscan Sisters
                of Christian Charity
                HealthCare Ministry,
                Inc.)/(Original Issue

                Yield: 7.05%), 7/1/2015             BBB        1,405,716
      700,000   Hamilton County, OH,
                Hospital Facilities
                Authority, Revenue
                Refunding & Improvement
                Bonds, 7.00% (Deaconess
                Hospital)/(Original Issue

                Yield: 7.046%), 1/1/2012             A-          743,218
    2,000,000   Hamilton County, OH,
                Hospital Facilities
                Authority, Revenue
                Refunding Bonds (Series
                A), 6.25% (Bethesda
                Hospital, OH)/(Original
                Issue Yield: 6.55%),

                1/1/2012                              A        2,091,340

    1,000,000   Hamilton County, OH, Sales
                Tax Bonds (Series 1998A),
                4.75% (Hamilton County, OH
                Football Project)/(MBIA
                INS)/(Original Issue

                Yield: 4.93%), 12/1/2017            AAA          896,670
    1,580,000   Hancock County, OH, LT GO
                Bonds (Series 1997),

                5.45%, 12/1/2017                    AA-        1,567,407

    1,000,000   Lake County, OH, Hospital
                Facilities Revenue Bonds,
                5.00% (Lake Hospital
                System, Inc.)/(AMBAC
                INS)/(Original Issue

                Yield: 5.15%), 8/15/2023            AAA          898,890
      440,000   Lakewood, OH, Hospital
                Improvement Authority, Revenue Refunding Bonds (Series One),
                6.00% (Lakewood Hospital, OH)/(Original Issue Yield:

                6.90%), 2/15/2010                   AAA          440,726

    1,500,000   Lorain County, OH, Health Care Facilities Revenue Refunding
                Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(MBIA
                INS)(Original Issue Yield:

                5.53%), 2/1/2021                    BBB        1,306,605
    3,000,000   Lorain County, OH,
                Hospital Facilities
                Revenue Bonds (Series
                1997B), 5.625% (Catholic
                Healthcare Partners)/(MBIA
                INS)/(Original Issue

                Yield: 5.825%), 9/1/2016            AAA        3,009,090
    1,000,000   Mahoning County, OH,
                Hospital Facilities,
                Revenue Bonds, 5.50%
                (Western Reserve Care
                System)/(MBIA
                INS)/(Original Issue

                Yield: 5.75%), 10/15/2025           AAA          993,910
    1,000,000   Marion County, OH,
                Hospital Authority,
                Hospital Refunding &
                Improvement Revenue Bonds
                (Series 1996), 6.375%
                (Community Hospital of
                Springfield)/(Original
                Issue Yield: 6.52%),

                5/15/2011                          BBB+        1,008,840

      420,000   Marysville, OH, LT Sewer
                System GO Bonds, 7.15%,

                12/1/2011                            A2          445,561

    1,000,000   Mason, OH, City School
                District, UT GO Bonds,

                5.30%, 12/1/2017                    Aa3          981,460

    2,185,000   Medina, OH, City School District, LT GO Bonds (Series 1999),
                5.125% (FGIC INS)/(Original Issue

                Yield: 5.30%), 12/1/2019            NR         2,059,035
PRINCIPAL                                       CREDIT
AMOUNT                                          RATING 1       VALUE
                LONG-TERM MUNICIPALS-

                continued

                OHIO-CONTINUED

  $ 1,000,000   Miami County, OH, Hospital
                Facilities Revenue
                Refunding & Improvement
                Bonds (Series 1996A),
                6.375% (Upper Valley
                Medical Center,
                OH)/(Original Issue Yield:
                6.62%), 5/15/2026                   BBB     $    992,400
    1,500,000   Montgomery County, OH,
                Health Care Facilities,
                Revenue Refunding Bonds
                (Series 1997), 5.50%
                (Franciscan Medical
                Center-Dayton
                Campus)/(Original Issue

                Yield: 5.551%), 7/1/2018            BBB        1,359,405
    1,000,000   Moraine, OH, Solid Waste
                Disposal Authority,
                Revenue Bonds, 6.75%
                (General Motors
                Corp.)/(Original Issue

                Yield: 6.80%), 7/1/2014               A        1,107,790
    9,540,000   Ohio HFA, Residential
                Mortgage Revenue Bonds
                (Series B-2), 6.70% (GNMA

                COL), 3/1/2025                      AAA        9,911,678

      110,000   Ohio HFA, SFM Revenue Bonds (Series A), 7.80% (GNMA

                COL), 3/1/2030                      AAA          112,836

      500,000   Ohio State Air Quality
                Development Authority, PCR
                Refunding Bonds (Series
                A), 7.45% (Ohio Edison

                Co.)/(FGIC INS), 3/1/2016           AAA          517,890
    3,000,000   Ohio State Air Quality
                Development Authority, Revenue Refunding Bonds, 6.375% (JMG
                Funding Limited Partnership)/(AMBAC INS)/ (Original Issue Yield:

                6.493%), 1/1/2029                   AAA        3,119,130

    1,500,000   Ohio State, Education Loan
                Revenue Bonds (Series

                1997A), 5.85%, 12/1/2019            AAA        1,504,815

    1,500,000   Ohio State, Solid Waste
                Disposal Revenue Bonds,
                6.05% (USG Corp.),

                8/1/2034                           BBB+        1,473,165

    2,000,000   Olentangy, OH, Local
                School District, UT GO
                Bonds, 5.25% (Original
                Issue Yield: 5.46%),

                12/1/2017                           AA-        1,925,960

    1,000,000   Parma, OH, Hospital
                Improvement and Refunding
                Revenue Bonds, 5.375%
                (Parma Community General
                Hospital
                Association)/(Original
                Issue Yield: 5.45%),
                11/1/2029                            A-          896,040

      730,000   Reynoldsburg, OH, City
                School District, UT GO
                Capital Appreciation
                Refunding Bonds (FGIC
                INS)/(Original Issue

                Yield: 5.30%), 12/1/2011            AAA          383,243
      500,000   Tiffin, OH, LT GO Bonds,
                7.10%, 12/1/2011                     A3          536,840
    2,000,000   Toledo-Lucas County, OH,
                Port Authority, Port
                Facilities Revenue
                Refunding Bonds, 5.90%
                (Cargill, Inc.)/(Original
                Issue Yield: 5.981%),

                12/1/2015                           Aa3        2,037,300
    1,000,000   University of Akron, OH,
                General Receipts Revenue
                Bonds (Series 1999), 5.70%
                (Original Issue Yield:

                5.74%), 1/1/2024                    AAA        1,001,980

    1,115,000   Warren County, OH, Special
                Assessment UT GO Bonds,

                5.50%, 12/1/2017                    Aa2        1,116,093
                TOTAL                                         69,361,564


PRINCIPAL                                       CREDIT
AMOUNT                                          RATING 1       VALUE
                LONG-TERM MUNICIPALS-

                continued
                PUERTO RICO-4.2%

  $ 1,200,000   Puerto Rico Electric Power
                Authority, Revenue Bonds
                (Series T), 6.375%
                (Original Issue Yield:
                6.58%), 7/1/2024                   BBB+     $  1,323,480
    1,000,000   Puerto Rico Highway and

                Transportation Authority,

                Residual Interest Tax-

                Exempt Securites (Series

                PA 331A), 7.202% (AMBAC

                INS), 7/1/2013                       NR        1,057,520

    1,000,000   Puerto Rico Highway and

                Transportation Authority,

                Residual Interest Tax-

                Exempt Securities (Series

                PA 331B), 7.202% (AMBAC

                INS), 7/1/2014                       NR        1,049,900
                TOTAL                                          3,430,900

                VIRGIN ISLANDS-0.8%

      670,000   Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A),
                6.50% (GNMA COL)/(Original Issue

                Yield: 6.522%), 3/1/2025            AAA          692,854

                TOTAL LONG-TERM MUNICIPALS

                (IDENTIFIED $72,066,553)                      73,485,318
                SHORT-TERM MUNICIPALS-9.5%

                OHIO-8.2%

    2,000,000   Ohio State Air Quality
                Development Authority,
                (Series 1985A), Daily
                VRDNs (Cincinnati Gas and
                Electric Co.)/(UBS AG

                LOC), 3.00%, 12/1/2015              AA+        2,000,000

    1,900,000   Ohio State Air Quality
                Development Authority,
                (Series B), Daily VRDNs
                (Cincinnati Gas and
                Electric Co.)/(Canadian
                Imperial Bank of Commerce

                LOC), 2.90%, 9/1/2030               AA-        1,900,000

      800,000   Ohio State Air Quality
                Development Authority,
                Revenue Bonds (Series B),
                Daily VRDNs (Cincinnati
                Gas and Electric
                Co.)/(J.P. Morgan
                Delaware, Wilmington LOC),
                3.00%, 12/1/2015                    AAA          800,000

    2,000,000   Stark County, OH, IDR
                Weekly VRDNs (Shearer's
                Foods, Inc.)/(Bank One,
                Ohio, N.A. LOC), 3.42%,

                12/1/2003                            NR        2,000,000
                TOTAL                                          6,700,000

                PUERTO RICO-1.3%

    1,100,000   Puerto Rico Commonwealth
                Infrastructure Financing
                Authority, Floater
                Certificates (Series 1998-
                139) Weekly VRDNs (AMBAC
                INS)/(Morgan Stanley, Dean
                Witter Municipal Funding,
                Inc. LIQ), 2.99%, 7/1/2028          AAA        1,100,000

                TOTAL SHORT-TERM
                MUNICIPALS (AMORTIZED

                COST)                                          7,800,000

                TOTAL INVESTMENTS
                (IDENTIFIED COST

                $79,866,553) 2                              $ 81,285,318


 Securities that are subject to alternative minimum tax represent 31.7% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $79,866,553. The net unrealized appreciation of investments on a federal tax basis amounts to $1,418,765 which is comprised of $2,600,819 appreciation and $1,182,054 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($82,202,243) at August 31, 1999.

The following acronyms are used throughout this portfolio:


AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation HFA -Housing Finance Authority IDR -Industrial Development Revenue INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit LT -Limited Tax MBIA -Municipal Bond Investors Assurance PCR -Pollution Control Revenue SFM -Single Family Mortgage UT -Unlimited Tax VRDNs -Variable Rate Demand Notes




See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



AUGUST 31, 1999



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$79,866,553)                                    $ 81,285,318
Cash                                                  14,263
Income receivable                                  1,232,506
Receivable for investments
sold                                               1,858,700
Receivable for shares sold                            40,104
TOTAL ASSETS                                      84,430,891
LIABILITIES:

Payable for investments
purchased                       $ 1,974,580
Payable for shares
redeemed                             75,122
Income distribution
payable                             162,203
Accrued expenses                     16,743
TOTAL LIABILITIES                                  2,228,648
Net assets for 7,397,723
shares outstanding                              $ 82,202,243
NET ASSETS CONSIST OF:

Paid in capital                                 $ 81,310,529
Net unrealized
appreciation of
investments                                        1,418,765
Accumulated net realized
loss on investments                                 (417,129)
Distributions in excess of
net investment income                               (109,922)
TOTAL NET ASSETS                                $ 82,202,243
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
Net Asset Value Per Share
($82,202,243 / 7,397,723
shares outstanding)                                   $11.11
Offering Price Per Share
(100/99.00 of $11.11) 1                               $11.22
Redemption Proceeds Per
Share (99.00/100 of
$11.11) 2                                             $11.00


1 See "What Do Shares Cost?" in the Prospectus.

2 See "Sales Charge When You Redeem" in the Prospectus.



See Notes which are an integral part of the Financial Statements

Statement of Operations



YEAR ENDED AUGUST 31, 1999



INVESTMENT INCOME:
Interest                                                          $  4,610,834
EXPENSES:

Investment advisory fee                         $   328,560
Administrative personnel
and services fee                                    125,000
Custodian fees                                        4,242
Transfer and dividend
disbursing agent fees and
expenses                                             43,443
Directors'/Trustees' fees                             3,957
Auditing fees                                        13,927
Legal fees                                            6,250
Portfolio accounting fees                            51,684
Distribution services fee                           328,560
Shareholder services fee                            205,350
Share registration costs                             18,199
Printing and postage                                 28,197
Insurance premiums                                    1,652
Miscellaneous                                         3,694
TOTAL EXPENSES                                    1,162,715
WAIVERS:
Waiver of investment
advisory fee                   $ (214,493)
Waiver of distribution
services fee                     (197,136)
Waiver of shareholder
services fee                       (8,214)
TOTAL WAIVERS                                      (419,843)
Net expenses                                                           742,872
Net investment income                                                3,867,962
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                                           (118,811)
Net change in unrealized
appreciation of
investments                                                         (4,645,424)
Net realized and
unrealized loss on
investments                                                         (4,764,235)
Change in net assets
resulting from operations                                         $   (896,273)




See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





YEAR ENDED AUGUST 31              1999                1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $   3,867,962       $   3,674,204
Net realized loss on
investments ($(118,811)
and $780,245,
respectively, as computed
for federal tax purposes)            (118,811)            780,248
Net change in unrealized
appreciation                       (4,645,424)          1,810,941
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            (896,273)          6,265,393
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net

investment income                  (3,987,825)         (3,668,894)
Distributions from net

realized gains                       (484,220)           (134,059)
Distributions in excess of
net realized gains                   (298,322)                  -
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                    (4,770,367)         (3,802,953)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             16,135,809          13,003,558
Net asset value of shares
issued to shareholders in
payment of
distributions declared              2,707,727           2,205,539
Cost of shares redeemed           (11,249,058)        (12,903,472)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        7,594,478           2,305,625
Change in net assets                1,927,838           4,768,065
NET ASSETS:

Beginning of period                80,274,405          75,506,340
End of period                   $  82,202,243       $  80,274,405




See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



AUGUST 31, 1999

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Distributions are determined in accordance with income tax regulations which may differ from the generally accepted accounting principals. These distributions do not represent a return of capital for federal income tax purposes.

The following reclassifications have been made to the financial statements:


                     INCREASE (DECREASE)

                                            UNDISTRIBUTED NET

PAID-IN CAPITAL   ACCUMULATED GAIN (LOSS)   INVESTMENT INCOME
($4,635)                          $66,195            ($61,560)


Net investment income, net realized gains/losses and net assets are not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Additionally, net capital losses of $417,129 attributable to security transactions incurred after October 31, 1998, are treated as arising on September 1, 1999, the first day of the fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


YEAR ENDED AUGUST 31          1999          1998
Shares sold                   1,386,959      1,105,266
Shares issued to
shareholders in payment of
distributions declared          232,018        187,876
Shares redeemed                (962,035)    (1,101,260)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS              656,942        191,882


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Funds may incur distribution expenses up to 0.40% of the average daily net assets of the Fund, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended August 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $21,800,000 and $17,900,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1999, were as follows:


Purchases   $14,653,406
Sales       $15,422,715


CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1999, 42.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.1% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED OHIO MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ohio Municipal Income Fund (the "Fund") as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1999, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ohio Municipal Income Fund as of August 31, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
October 15, 1999



 [Graphic]

 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS F SHARES

OCTOBER 31, 1999



A Statement of Additional Information (SAI) dated October 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Federated Ohio Municipal Income Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 625922307



0090702A-F (10/99)

 [Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS F SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Ohio Municipal Income Fund Class F Shares (Fund), dated October 31, 1999. Obtain the prospectus and the Annual Report's Management Discussion & Analysis without charge by calling 1-800-341-7400.

OCTOBER 31, 1999

 [Graphic]
 Federated

 World-Class Investment Manager
 Federated Ohio Municipal Income Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

0090702B (10/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  4

How is the Fund Sold?  5

Subaccounting Services  5

Redemption in Kind  6

Massachusetts Partnership Law  6

Account and Share Information  6



Tax Information  6



Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  12

Investment Ratings  13

Addresses  15



How is the Fund Organized?



The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Ohio Municipal Income Fund to Federated Ohio Municipal Fund on February 26, 1996 (effective date March 31, 1996). Effective October 1, 1999, the Trust changed its name from Municipal Securities Income Trust to Federated Municipal Securities Income Trust. The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.



Securities in Which the Fund Invests



The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.



SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.



CREDIT ENHANCEMENT



Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.



DERIVATIVE CONTRACTS



Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.



Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES



Treasury securities are direct obligations of the federal government of the United States.



BANK INSTRUMENTS



Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.



AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.



COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.



INVESTMENT RISKS



There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a AAA municipal security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

LIQUIDITY RISKS

Limited trading opportunities may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.



FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Ohio and Ohio municipalities. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES



The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



BUYING ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.



RESTRICTED SECURITIES

The Fund may invest its securities subject to restrictions or resale under the Securities Act of 1933.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.



In applying the Fund's commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.



In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:



* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;



* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.



What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

ELIMINATING THE FRONT-END SALES CHARGE

You can eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:



* the Trustees or Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;



* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

* of Shares that represent a reinvestment within 120 days of a previous redemption;



* of Shares held by the Trustees or Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;



* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

* representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee. The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

* an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class F Shares that its customer has not redeemed over the first year.



Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the Distributor of 0.25% of the purchase price.



Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote. Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares.



As of October 5, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Milards & Co., c/ o SEI Trust Company, Oaks, PA, owned approximately 675,507 Shares (9.13%); and Merrill Lynch Pierce Fenner & Smith (as record owner holding Shares for its clients), Jacksonville, FL, owned approximately 1,932,787 Shares (26.12%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

STATE TAXES



Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio individual income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent: (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission, or instrumentality of the United States, which are exempt from state income tax under federal laws. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.

Distributions made by the Fund will not be subject to Ohio corporate franchise tax to the extent that such distributions qualify as "exempt- interest dividends" under the Code and represent: (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission, or instrumentality of the United States, which is included in federal taxable income and which is exempt from state income tax under federal laws.



Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political sub-divisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of six funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of October 5, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class F Shares.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     AND FUND COMPLEX
JOHN F. DONAHUE*+#                       Chief Executive Officer                  $0   $0 for the Trust and
Birth Date: July 28, 1924                and Director or Trustee of                    54 other investment
Federated Investors Tower                the Federated Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                         Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN AND TRUSTEE                     Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,305.35   $113,860.22 for the Trust
Birth Date: February 3, 1934             the Federated Fund                            and 54 other investment
15 Old Timber Trail                      Complex; Director, Member                     companies in the
Pittsburgh, PA                           of Executive Committee,                       Fund Complex
TRUSTEE                                  Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.
                                         (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,436.05   $125,264.48 for the Trust
Birth Date: June 23, 1937                Federated Fund Complex;                       and 54 other investment
Wood/Commercial Dept.                    President, Investment                         companies in the
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       Fund Complex

3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
TRUSTEE                                  Associates, Inc.,

                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of some       $1,305.35   $47,958.02 for the Trust
Birth Date: September 3, 1939            of the Federated Fund                         and 29 other investment
175 Woodshire Drive                      Complex; formerly:                            companies in the
Pittsburgh, PA                           Partner, Andersen                             Fund Complex
TRUSTEE                                  Worldwide SC.

JOHN F. CUNNINGHAM++                     Director or Trustee of some         $331.87   $0 for the Trust and
Birth Date: March 5, 1943                of the Federated Fund                         46 other investment
353 El Brillo Way                        Complex; Chairman,                            companies in the
Palm Beach, FL                           President and Chief                           Fund Complex
TRUSTEE                                  Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting); Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: October 11, 1932             Federated Fund Complex;                       and 54 other investment
3471 Fifth Avenue                        Professor of Medicine,                        companies in the
Suite 1111                               University of Pittsburgh;                     Fund Complex
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of Pittsburgh

                                         Medical Center - Downtown;
                                         Hematologist, Oncologist and Internist,
                                         University of Pittsburgh Medical
                                         Center; Member, National Board of
                                         Trustees, Leukemia Society of America.

PETER E. MADDEN                          Director or Trustee of the        $1,189.91   $113,860.22 for the Trust
Birth Date: March 16, 1942               Federated Fund Complex;                       and 54 other investment
One Royal Palm Way                       formerly: Representative,                     companies in the
100 Royal Palm Way                       Commonwealth of                               Fund Complex
Palm Beach, FL                           Massachusetts General
TRUSTEE                                  Court; President, State
                                         Street Bank and Trust
                                         Company and State
                                         Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman
                                         and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     AND FUND COMPLEX
CHARLES F. MANSFIELD, JR.++              Director or Trustee of some       $1,016.39   $0 for the Trust and
Birth Date: April 10, 1945               of the Federated Fund                         50 other investment
80 South Road                            Complex; Management                           companies in the
Westhampton Beach, NY                    Consultant.                                   Fund Complex
TRUSTEE                                  Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of            $1,403.80   $113,860.22 for the Trust
Birth Date: December 20, 1932            the Federated Fund                            and 54 other investment
President, Duquesne University           Complex; President, Law                       companies in the
Pittsburgh, PA                           Professor, Duquesne                           Fund Complex
TRUSTEE                                  University; Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: June 21, 1935                Federated Fund Complex;                       and 54 other investment
4905 Bayard Street                       Public Relations/                             companies in the
Pittsburgh, PA                           Marketing/Conference                          Fund Complex
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH++                          Director or Trustee of some         $331.87   $0 for the Trust and
Birth Date: November 28, 1957            of the Federated Fund                         48 other investment
2007 Sherwood Drive                      Complex; President and                        companies in the
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Fund Complex
TRUSTEE                                  (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products,
                                         Inc. (distributor of
                                         portable construction
                                         heaters); President,
                                         Portable Heater Parts, a
                                         division of Manufacturers
                                         Products, Inc.; Director,
                                         Walsh & Kelly, Inc. (heavy
                                         highway contractor);
                                         formerly: Vice President,
                                         Walsh & Kelly, Inc.

J. CHRISTOPHER DONAHUE+                  President or Executive                   $0   $0 for the Trust and
Birth Date: April 11, 1949               Vice President of the                         16 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Director or Trustee of some                   Fund Complex
Pittsburgh, PA                           of the Funds in the
EXECUTIVE VICE PRESIDENT                 Federated Fund Complex;
AND TRUSTEE                              President, Chief Executive
                                         Officer and Director, Federated
                                         Investors, Inc.; President and Trustee,
                                         Federated Investment Management
                                         Company; President and Trustee,
                                         Federated Investment Counseling,
                                         President and Director, Federated
                                         Global Investment Management Corp.;
                                         President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated Services
                                         Company.

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the Trust and
Birth Date: October 22, 1930             of the Funds in the                           1 other investment
Federated Investors Tower                Federated Fund Complex;                       company in the
1001 Liberty Avenue                      President, Executive Vice                     Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company, Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the Trust and
Birth Date: October 26, 1938             and Secretary of the                          54 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Executive Vice President,                     Fund Complex
Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;
AND SECRETARY                            Trustee, Federated

                                         Investment Management Company and
                                         Federated Investment Counseling;
                                         Director, Federated Global Investment
                                         Management Corp., Federated Services
                                         Company and Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the Trust and
Birth Date: June 17, 1954                Fund Complex; Vice                            54 other investment
Federated Investors Tower                President - Funds                             companies in the
1001 Liberty Avenue                      Financial Services                            Fund Complex
Pittsburgh, PA                           Division, Federated

TREASURER                                Investors, Inc.; formerly:
                                         various management
                                         positions within Funds
                                         Financial Services
                                         Division of Federated
                                         Investors, Inc.

RICHARD B. FISHER                        President or Vice                        $0   $0 for the Trust and
Birth Date: May 17, 1923                 President of some of the                      6 other investment
Federated Investors Tower                Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                      Complex; Director or                          Fund Complex
Pittsburgh, PA                           Trustee of some of the
PRESIDENT                                Funds in the Federated Fund
                                         Complex; Executive Vice
                                         President, Federated
                                         Investors, Inc.; Chairman
                                         and Director, Federated
                                         Securities Corp.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     AND FUND COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the Trust and
Birth Date: March 3, 1949                of this Fund and various                      41 other investment
Federated Investors Tower                other Funds in the                            companies in the
1001 Liberty Avenue                      Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment

                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

J. SCOTT ALBRECHT                        J. Scott Albrecht has been               $0   $0 for the Trust and
Birth Date: June 1, 1960                 the Fund's portfolio                          1 other investment
Federated Investors Tower                manager March 1995. He is                     company in the
1001 Liberty Avenue                      Vice President of the Fund.                   Fund Complex
Pittsburgh, PA                           Mr. Albrecht joined
VICE PRESIDENT                           Federated in 1989. He has
                                         been a Senior Portfolio
                                         Manager since 1997 and a
                                         Vice President of the
                                         Fund's investment adviser
                                         since 1994. He was a
                                         Portfolio Manager from
                                         1994 to 1996. Mr. Albrecht
                                         is a Chartered Financial
                                         Analyst and received his
                                         M.S. in Public Management
                                         from Carnegie Mellon
                                         University.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

++ Mr. Mansfield became a member of the Board of Trustees January 1, 1999. Messrs. Cunningham and Walsh became members of the Board of Trustees on July 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES



Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs their audit so that they may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED AUGUST 31   1999       1998       1997
Advisory Fee Earned            $328,560   $306,125   $277,606
Advisory Fee Waiver             214,493    196,943    230,268
Brokerage Commissions              None       None       None
Administrative Fee              125,000    125,002    125,000
12B-1 FEE                       131,424          -          -
SHAREHOLDER SERVICES FEE        197,136          -          -




How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information. Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.



Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year, five-year and Start of Performance periods ended August 31, 1999.

Yield and Tax-Equivalent Yield are given for the 30-day period August 31, 1999.


                                                     START OF

                       30-DAY                        PERFORMANCE ON
                       PERIOD    1 YEAR    5 YEARS   OCTOBER 12, 1990

CLASS F SHARES

Total Return           NA        (3.05%)   5.48%     6.72%
Yield                  4.48%     NA        NA        NA
Tax-Equivalent Yield   7.41%     NA        NA        NA




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND TAX-EQUIVALENT YIELD



The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



TAX EQUIVALENCY TABLE


TAXABLE YIELD EQUIVALENT FOR 1999 - STATE OF OHIO

FEDERAL TAX BRACKET:                      15.00%            28.00%           31.00%            36.00%             39.60%
COMBINED FEDERAL AND STATE TAX BRACKET:   19.040%           34.715%          37.255%           42.799%            46.399%
Single Return                             $1-25,750         $25,751-62,450   $62,451-130,250    $130,251-283,150   Over
TAX EXEMPT YIELD:                         TAXABLE YIELD EQUIVALENT:                                                $283,150
1.50%                                     1.85%             2.23%            2.39%              2.62%              2.80%
2.00%                                     2.47%             2.97%            3.19%              3.50%              3.73%
2.50%                                     3.09%             3.72%            3.98%              4.37%              4.66%
3.00%                                     3.71%             4.46%            4.78%              5.24%              5.60%
3.50%                                     4.32%             5.20%            5.58%              6.12%              6.53%
4.00%                                     4.94%             5.94%            6.38%              6.99%              7.46%
4.50%                                     5.56%             6.69%            7.17%              7.87%              8.40%
5.00%                                     6.18%             7.43%            7.97%              8.74%              9.33%
5.50%                                     6.79%             8.17%            8.77%              9.62%             10.26%
6.00%                                     7.41%             8.92%            9.56%             10.49%             11.19%




Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


TAXABLE YIELD EQUIVALENT FOR 1999 - STATE OF OHIO

FEDERAL TAX BRACKET:                      15.00%           28.00%            31.00%             36.00%             39.60%
COMBINED FEDERAL AND STATE TAX BRACKET:   19.715%          34.255%           37.255%            42.799%            46.399%
Joint Return                              $1-43,050       $43,051-104,050   $104,051-158,550   $158,551-283,150    Over $283,150

TAX EXEMPT YIELD:                         TAXABLE YIELD EQUIVALENT:

1.50%                                     1.87%           2.28%             2.39%               2.62%              2.80%
2.00%                                     2.49%           3.04%             3.19%               3.50%              3.73%
2.50%                                     3.11%           3.80%             3.98%               4.37%              4.66%
3.00%                                     3.74%           4.56%             4.78%               5.24%              5.60%
3.50%                                     4.36%           5.32%             5.58%               6.12%              6.53%
4.00%                                     4.98%           6.08%             6.38%               6.99%              7.46%
4.50%                                     5.61%           6.84%             7.17%               7.87%              8.40%
5.00%                                     6.23%           7.61%             7.97%               8.74%              9.33%
5.50%                                     6.85%           8.37%             8.77%               9.62%             10.26%
6.00%                                     7.47%           9.13%             9.56%              10.49%             11.19%




Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LEHMAN BROTHERS REVENUE BOND INDEX

Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "New York Municipal Bond Funds" category in advertising and sales literature.



MORNINGSTAR, INC.



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS



Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.



CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.



CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.



MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS



PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED OHIO MUNICIPAL INCOME FUND

Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PROSPECTUS

Federated Pennsylvania Municipal
Income Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS A SHARES

CLASS B SHARES



A mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania by investing primarily in a portfolio of long-term, investment grade Pennsylvania tax exempt securities.



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

OCTOBER 31, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  10

How is the Fund Sold?  12

How to Purchase Shares  13

How to Redeem and Exchange Shares  14

Account and Share Information  17

Who Manages the Fund?  18

Financial Information  19

Independent Auditors' Report  38

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income taxes. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities will be primarily long- term, investment grade securities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



INTEREST RATE RISKS

Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.



CREDIT RISKS



Issuers of tax exempt securities may default on the payment of interest or principal when due.

CALL RISKS



Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

SECTOR RISKS



Since the Fund invests primarily in issuers from Pennsylvania, the Fund may be subject to additional risks compared to funds that invest in multiple states. Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and improved its mixture of service and technology based businesses. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an economic downturn has on the manufacturing sector.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.



The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.



The Fund's Class A Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was (3.69%).

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 7.43% (quarter ended March 31, 1995). Its lowest quarterly return was (6.05%) (quarter ended March 31, 1994).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1998. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers Revenue Bond Index (LBRBI) and the Lehman Brothers Municipal Bond Index (LBMBI), both broad-based market indexes. The LBRBI is a total return performance benchmark for the long-term, investment grade, revenue bond market. The LBMBI is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMBI, bonds must have a minimum credit rating of Baa. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.





                         CLASS A    CLASS B

CALENDAR PERIOD          SHARES     SHARES     LBRBI   LBMBI
1 Year                   0.99%      (0.89%)    6.33%   6.22%
5 Years                  5.21%        NA       6.39%   6.49%
Start of Performance 1   7.59%       4.57%     8.19%   NA


1 The Fund's start of performance dates for Class A Shares and Class B Shares were October 11, 1990, and March 4, 1997, respectively.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER FEES               CLASS A          CLASS B
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)             4.50%            None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                    None             5.50%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                         None             None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)       None             None
Exchange Fee                   None             None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)

1

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)

Management Fee 2               0.40%            0.40%
Distribution (12b-1) Fee 3     0.40%            0.75%
Shareholder Services Fee 4     0.25%            0.25%
Other Expenses                 0.20%            0.20%
Total Annual Fund
Operating Expenses             1.25%            1.60% 5
1 Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
August 31, 1999.

 Total Waivers of Fund

Expenses                       0.50%            0.08%
 Total Actual Annual Fund
Operating Expenses (after

waivers)                       0.75%            1.52%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the
Fund (after the voluntary waiver) was 0.32% for the fiscal year ended August 31,
1999. 3 The distributor voluntarily waived the distribution (12b-1) fee for the
Class A Shares. The distributor can terminate this voluntary waiver at any time.
The distribution (12b-1) fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.00% for the fiscal year ended August 31, 1999. 4 The shareholder services provider voluntarily waived a portion of the shareholder services fee for Class A Shares. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the
Fund's Class A Shares (after the voluntary waiver) was 0.23% for the fiscal year ended August 31, 1999. 5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund's Class A and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and Class B Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




SHARE CLASS     1 YEAR   3 YEARS   5 YEARS   10 YEARS

CLASS A

Expenses
assuming

redemption       $572     $829      $1,105    $1,893

Expenses
assuming

no redemption    $572     $829      $1,105    $1,893

CLASS B

Expenses
assuming

redemption       $713     $933      $1,100    $1,900

Expenses
assuming

no redemption    $163     $505        $871    $1,900




What are the Fund's Investment Strategies?



The Fund invests in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax. As a matter of operating policy, the Fund ordinarily will invest so that 100% of its annual interest income is exempt from such taxes. Interest income from the Fund's investments may be subject to the AMT.

The Fund invests at least 65% of its assets in investment grade securities. The Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than 10 years. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and to provide superior levels of after tax total return.



The Adviser manages the Fund's interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

* the economic feasibility of revenue bond financings and general purpose financings;

* the financial condition of the issuer or guarantor; and

* political developments that may affect credit quality.

The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

The Adviser attempts to provide superior levels of after tax total return. After tax total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the market value of Fund shares. The Adviser seeks total return on an after tax basis, so that it will try to maximize tax exempt income distributions; make no ordinary income distributions; and minimize or eliminate capital gains distributions.



HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a futures contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different futures contracts, or futures contracts and securities. The Fund's ability to hedge may be limited by the costs of the futures contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use futures contracts that cover a narrow range of circumstances or (3) involve the sale of futures contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax and the income tax imposed by the Commonwealth of Pennsylvania. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.



Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS



Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.



PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.



The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.



TAX INCREMENT FINANCING BONDS

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.



MUNICIPAL LEASES



Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

ZERO COUPON SECURITIES



Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.



INVERSE FLOATERS



An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

FUTURES CONTRACTS



Futures contracts, which are a type of derivative contract, provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.

The Fund may buy and sell interest rate and index financial futures contracts. Depending upon how the Fund uses futures contracts and the relationships between the market value of a futures contract and the underlying asset, futures contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity risks and leverage risks.



SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



ASSET COVERAGE

In order to secure its obligations in connection with futures contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting futures contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on futures contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES



The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on its assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS



Prices of fixed income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.



If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.



SECTOR RISKS



A substantial part of the Fund's portfolio may be comprised of securities issued by Pennsylvania issuers or credit enhanced by insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities. Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and improved its mixture of service and technology based businesses. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an economic downturn has on the manufacturing sector.



TAX RISKS



In order to be tax exempt, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.



Income from the Fund may be subject to AMT.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.



RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund may invest up to 35% of its assets in noninvestment grade securities.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not recorded any credit ratings, have recorded ratings below investment grade or are not widely held.



Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a futures contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.



What Do Shares Cost?



You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.



The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



                               MAXIMUM SALES CHARGE
                 MINIMUM                    CONTINGENT
                 INITIAL/      FRONT-END    DEFERRED
                 INVESTMENT    SALES        SALES

SHARES OFFERED   AMOUNTS 1     CHARGE 2     CHARGE 3
Class A          $1,500/$100   4.50%        0.00%
Class B          $1,500/$100   None         5.50%


1 The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE



CLASS A SHARES

                                    Sales Charge
                                    as a Percentage    Sales Charge
                                    of Public          as a Percentage

Purchase Amount                     Offering Price     of NAV
Less than $100,000                  4.50%              4.71%
$100,000 but less than $250,000     3.75%             3.90%
$250,000 but less than $500,000     2.50%             2.56%
$500,000 but less than $1 million   2.00%             2.04%
$1 million or greater 1             0.00%              0.00%


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. To determine whether your Contingent Deferred Sales Charge may be waived, see "Sales Charge When You Redeem."

THE SALES CHARGE AT PURCHASE MAY BE REDUCED OR ELIMINATED BY:

* purchasing Shares in greater quantities to reduce the applicable sales charge;

* combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated Funds (other than money market funds);

* accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or



* signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)



THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

* within 120 days of redeeming Shares of an equal or lesser amount;

* by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

* through wrap accounts or other investment programs where you pay the investment professional directly for services;

* through investment professionals that receive no portion of the sales charge;

* as a Federated Life Member (Class A Shares only) and their immediate family members; or



* as a Trustee, Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.



If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



CLASS A SHARES

        A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.


CLASS B SHARES

Shares Held Up To:  CDSC

1 year                                                                            5.50%
2 years                                                                           4.75%
3 years                                                                           4.00%
4 years                                                                           3.00%
5 years                                                                           2.00%
6 years                                                                           1.00%
7 years or more                                                                   0.00%


YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* purchased with reinvested dividends or capital gains;

* purchased within 120 days of redeeming Shares of an equal or lesser amount;



* that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);



* purchased through investment professionals who did not receive advanced sales payments;

* if, after you purchase Shares, you become disabled as defined by the IRS;

* if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement; or

* upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

* Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as broker/dealers, banks, fiduciaries or investment advisers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in Pennsylvania municipal securities.



When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

(Federated).



RULE 12B-1 PLAN



The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A and Class B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.



BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE



You may redeem or exchange Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed or exchanged;

* signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:



* ensure that the account registrations are identical;

* meet any minimum initial investment requirements; and

* receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

* you redeem 12% or less of your account value in a single year;

* you reinvest all dividends and capital gains distributions; and

* your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Federated Pennsylvania Municipal Income Fund's dividends will be exempt from the Pennsylvania taxes discussed above to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

J. SCOTT ALBRECHT

J. Scott Albrecht has been the Fund's portfolio manager since March 1995. He is Vice President of the Fund. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

MARY JO OCHSON

Mary Jo Ochson has been the Fund's portfolio manager since April 1997.
Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS (UNAUDITED)

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 38.



YEAR ENDED AUGUST 31                                     1999          1998          1997          1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD                     $12.08        $11.71        $11.35        $11.23        $10.94
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                      0.56          0.62          0.62          0.65          0.65
Net realized and unrealized gain (loss)
on investments                                            (0.79)         0.43          0.39          0.12          0.27
TOTAL FROM INVESTMENT OPERATIONS                          (0.23)         1.05          1.01          0.77          0.92
LESS DISTRIBUTIONS:

Distributions from net investment income                  (0.56)        (0.64)        (0.65)        (0.65)        (0.63)
Distributions from net realized gain on investments       (0.09)        (0.04)            -             -             -
Distributions in excess of net realized gain

on investments                                            (0.01)            -             -             -             -
TOTAL DISTRIBUTIONS                                       (0.66)        (0.68)        (0.65)        (0.65)        (0.63)
NET ASSET VALUE, END OF PERIOD                           $11.19        $12.08        $11.71        $11.35        $11.23
TOTAL RETURN 1                                            (2.05%)        8.72%         9.12%         6.99%        8.76%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                                 0.85%         0.85%         0.97%         1.00%        1.03%
Net investment income 2                                    4.64%         4.74%         5.12%         5.48%        5.64%
Expense (after waivers and reimbursements)                 0.75%         0.75%         0.75%         0.75%        0.75%
Net investment income (after waivers
and reimbursements)                                        4.74%         4.84%         5.34%         5.73%        5.92%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)                $221,599      $237,705      $212,792       $84,116      $83,722
Portfolio turnover                                           28%           24%           30%           23%          59%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.



See Notes which are an integral part of the Financial Statements



Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 38.



YEAR ENDED AUGUST 31          1999                1998             1997   1
NET ASSET VALUE, BEGINNING

OF PERIOD                      $12.08             $11.71           $11.52
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.47               0.54             0.30
Net realized and
unrealized gain (loss) on
investments                     (0.78)              0.42             0.20
TOTAL FROM INVESTMENT

OPERATIONS                      (0.31)              0.96             0.50
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.47)             (0.55)           (0.31)
Distributions from net
realized gain on
investments                     (0.09)             (0.04)               -
Distributions in excess of
net realized gain on
investments                     (0.01)                 -                -
TOTAL DISTRIBUTIONS             (0.57)             (0.59)           (0.31)
NET ASSET VALUE, END OF

PERIOD                         $11.20             $12.08           $11.71
TOTAL RETURN 2                  (2.70%)             7.92%            4.41%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                       1.60%              1.61%            1.72% 4
Net investment income 3          3.90%              3.98%            4.15% 4
Expense (after waivers and
reimbursements)                  1.52%              1.53%            1.25% 4
Net investment income
(after waivers and
reimbursements)                  3.98%              4.06%            4.62% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $46,828            $30,629           $7,906
Portfolio turnover                 28%                24%              30%


1 Reflects operations for the period from March 4, 1997 (date of initial public investment) to August 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.



See Notes which are an integral part of the Financial Statements



Portfolio of Investments

AUGUST 31, 1999



  PRINCIPAL                                    CREDIT
    AMOUNT                                     RATING 1     VALUE

                 LONG-TERM MUNICIPALS-90.3%

                 PENNSYLVANIA-89.5%
  $  2,000,000   Allegheny County, PA, HDA,

                 Health & Education Revenue
                 Bonds, 7.00%
                 (Rehabilitation Institute
                 of Pittsburgh)/(United
                 States Treasury
                 PRF)/(Original Issue
                 Yield: 7.132%), 6/1/2022

                 (@102)                            NR     $   2,171,600
     1,500,000   Allegheny County, PA, HDA,
                 Hospital Revenue Bonds,
                 Series 1997, 5.75% (St.
                 Francis Medical Center,
                 PA)/(Original Issue Yield:

                 6.00%), 5/15/2017               Baa1         1,411,035
     2,000,000   Allegheny County, PA, HDA,

                 Refunding Revenue Bonds
                 (Series 1998A), 5.125%
                 (South Hills Health
                 System)/(Original Issue

                 Yield: 5.34%), 5/1/2023           A2         1,756,140
     1,500,000   Allegheny County, PA, HDA,

                 Refunding Revenue Bonds
                 (Series 1998A), 5.125%
                 (South Hills Health
                 System)/(Original Issue

                 Yield: 5.40%), 5/1/2029           A2         1,297,695
     4,000,000   Allegheny County, PA, HDA,

                 Revenue Bonds (Series
                 1997B), 5.00% (UPMC Health
                 System)/ (MBIA
                 INS)/(Original Issue

                 Yield: 5.43%), 7/1/2016          AAA         3,689,000
       300,000   Allegheny County, PA, HDA,

                 Revenue Bonds (Series A),
                 5.90% (South Hills Health
                 System)/ (Original Issue

                 Yield: 6.00%), 5/1/2003           A2           309,255
       300,000   Allegheny County, PA, HDA,
                 Revenue Bonds (Series A),
                 6.00% (South Hills Health
                 System)/ (Original Issue

                 Yield: 6.10%), 5/1/2004           A2           310,875
     1,500,000   Allegheny County, PA, HDA,
                 Revenue Bonds, 5.30%
                 (Children's Hospital of
                 Pittsburgh)/ (MBIA
                 INS)/(Original Issue

                 Yield: 5.70%), 7/1/2026          AAA         1,390,575
     1,500,000   Allegheny County, PA, HDA,

                 Revenue Bonds, 5.375%
                 (Ohio Valley General
                 Hospital, PA)/(Original
                 Issue Yield: 5.50%),

                 1/1/2018                        Baa1         1,394,895
     4,000,000   Allegheny County, PA, HDA,
                 Revenue Bonds, Series
                 1997A, 5.60% (UPMC Health
                 System)/(MBIA
                 INS)/(Original Issue

                 Yield: 5.85%), 4/1/2017          AAA         3,971,960
     2,635,000   Allegheny County, PA,
                 Hospital Development
                 Authority, Refunding
                 Revenue Bonds, 6.625%
                 (Allegheny General

                 Hospital), 7/1/2009              AAA         2,822,744
     3,185,000   Allegheny County, PA, IDA,

                 Environmental Improvement
                 Refunding Revenue Bonds
                 (Series 1998), 5.50% (USX

                 Corp.), 12/1/2029               BBB-         2,846,084
     1,250,000   Allegheny County, PA, IDA,

                 Environmental Improvement
                 Refunding Revenue Bonds
                 (Series 1998), 5.60% (USX

                 Corp.), 9/1/2030                BBB-         1,132,988
     1,500,000   Allegheny County, PA IDA,

                 Health Care Facilities
                 Revenue Refunding Bonds
                 (Series 1998), 5.75%
                 (Presbyterian SeniorCare-
                 Westminister Place

                 Project), 1/1/2023                NR         1,396,245
       500,000   Allegheny County, PA
                 Institution District, GO
                 UT Bonds, 7.30%
                 (MBIA INS)/(Original Issue

                 Yield: 7.375%), 4/1/2009         AAA           509,835
  PRINCIPAL                                    CREDIT
    AMOUNT                                     RATING 1     VALUE


                 LONG-TERM MUNICIPALS-

                 continued

                 PENNSYLVANIA-CONTINUED
 $     345,000   Allegheny County, PA,

                 Residential Finance
                 Agency, SFM Revenue Bonds
                 (Series K), 7.75% (GNMA

                 COL), 12/1/2022                  Aaa    $      352,266
       570,000   Allegheny County, PA,
                 Residential Finance
                 Agency, SFM Revenue Bonds
                 (Series Q), 7.40% (GNMA

                 COL), 12/1/2022                  Aaa           592,116
     2,060,000   Allentown, PA, Area
                 Hospital Authority,
                 Revenue Bonds (Series B),
                 6.75% (Sacred Heart
                 Hospital of Allentown),

                 11/15/2015                       BBB         2,159,457
     1,000,000   Berks County, PA,
                 Municipal Authority,
                 Health Care Revenue Bonds
                 (Series 1998), 5.00%
                 (Reading Hospital &
                 Medical Center and the
                 Highlands at
                 Wyomissing)/(Original
                 Issue Yield: 5.23%),

                 3/1/2028                         AA-           873,440

     3,325,000   Bethlehem, PA, Area
                 Vocational-Technical
                 School Authority,
                 Guaranteed Lease Revenue
                 Bonds (Series 1999), 5.50%
                 (Bethlehem Area
                 Vocational-Technical
                 School)/(Original Issue
                 Yield: 5.55%), 9/1/2020          Aaa         3,278,184
     4,250,000   Bradford County, PA, IDA,

                 Solid Waste Disposal
                 Revenue Bonds
                 (Series A), 6.60%
                 (International Paper Co.),

                 3/1/2019                        BBB+         4,436,065
     1,000,000   Bucks County, PA,
                 Community College Authority, College Building Revenue Bonds
                 (Series 1996), 5.50% (Original Issue Yield:

                 5.70%), 6/15/2017                 NR           984,860
     2,010,000   Bucks County, PA, Water &
                 Sewer Authority, Revenue
                 Bonds, 5.45% (Neshaminy
                 Interceptor Sewer
                 System)/(AMBAC
                 INS)/(Original Issue

                 Yield: 5.50%), 6/1/2015          Aaa         2,008,332
     1,500,000   Bucks County, PA, Water &

                 Sewer Authority, Revenue
                 Bonds, 5.50% (Neshaminy
                 Interceptor Sewer
                 System)/(AMBAC
                 INS)/(Original Issue

                 Yield: 5.60%), 6/1/2017          Aaa         1,493,970
     2,100,000   Chartiers Valley, PA,
                 Refunding Revenue Bonds,

                 6.15%, 3/1/2007                  AAA         2,239,104
     1,100,000   Chester County, PA, HEFA,

                 Mortgage Refunding Revenue
                 Bonds, 5.50% (Tel Hai
                 Obligated Group
                 Project)/(Original Issue

                 Yield: 5.60%), 6/1/2025          BBB           976,998
     1,500,000   Clarion County, PA,
                 Hospital Authority,
                 Revenue Refunding Bonds,
                 Series 1997, 5.75%
                 (Clarion County
                 Hospital)/(Original Issue

                 Yield: 5.95%), 7/1/2017         BBB-         1,407,645
     1,575,000   Commonwealth of

                 Pennsylvania, GO UT Bonds,
                 6.00% (Original Issue

                 Yield: 6.15%), 7/1/2007           AA         1,700,811
     4,000,000   Commonwealth of
                 Pennsylvania, UT GO Bonds,
                 5.00% (Original Issue

                 Yield: 5.25%), 6/1/2018          AAA         3,729,840
       150,000   Dauphin County, PA,
                 Revenue Bonds, 6.00% (MBIA

                 INS), 6/1/2002                   AAA           150,890
       150,000   Dauphin County, PA,
                 Revenue Bonds, 6.10% (MBIA

                 INS), 6/1/2003                   AAA           150,926
     2,900,000   Delaware County, PA,
                 Authority, College Revenue
                 Refunding Bonds (Series
                 1998A), 5.375% (Neumann
                 College)/(Original Issue

                 Yield: 5.48%), 10/1/2018        BBB-         2,664,665

  PRINCIPAL                                    CREDIT
    AMOUNT                                     RATING 1     VALUE


                 LONG-TERM MUNICIPALS-

                 continued

                 PENNSYLVANIA-CONTINUED
 $     300,000   Delaware County, PA,

                 Authority, Hospital
                 Revenue Bonds, 5.90%
                 (Riddle Memorial
                 Hospital)/(Original Issue

                 Yield: 6.10%), 1/1/2002           A-    $      310,293
     1,000,000   Delaware County, PA,
                 Authority, Revenue Bonds (Series 1996), 5.50% (Elwyn,
                 Inc.)/(AMBAC INS)/ (Original Issue Yield:

                 5.69%), 6/1/2020                 AAA           961,060
    10,000,000   Delaware Valley, PA,
                 Regional Finance
                 Authority, Local
                 Government Revenue Bonds
                 (Series 1997D), 5.60%,

                 7/1/2017                         AAA        10,117,600

       500,000   Erie County, PA, Prison
                 Authority, Lease Revenue
                 Bonds, 6.45%
                 (MBIA LOC)/(Original Issue

                 Yield: 6.50%), 11/1/2001         AAA           524,035
     1,000,000   Fayette County, PA,
                 Hospital Authority,
                 Healthcare Facility
                 Revenue Bonds (Series
                 1996A), 6.00% (Mount
                 Macrina Manor)/(National
                 City, Pennsylvania LOC),

                 9/1/2018                         Aa3         1,004,940
     2,000,000   Fayette County, PA,
                 Hospital Authority,
                 Hospital Revenue Bonds
                 (Series 1996A), 5.75%
                 (Uniontown
                 Hospital)/(Connie Lee
                 INS)/(Original Issue

                 Yield: 6.05%), 6/15/2015         AAA         2,010,080
     2,750,000   Harrisburg, PA, Authority,

                 Pooled Bond Program
                 Revenue Bonds (Series I),

                 5.625% (MBIA

                 INS)/(Original Issue

                 Yield: 5.98%), 4/1/2015          AAA         2,772,193
       500,000   Indiana County, PA,
                 Hospital Authority,
                 Revenue Refunding Bonds
                 (Series B), 6.20% (Indiana
                 Hospital, PA)/(AMBAC
                 INS)/(Original Issue

                 Yield: 6.30%), 7/1/2006          AAA           526,320
       800,000   Jeannette Health Services
                 Authority, PA, Hospital
                 Revenue Bonds (Series A of
                 1996), 6.00% (Jeannette
                 District Memorial
                 Hospital)/(Original Issue

                 Yield: 6.15%), 11/1/2018        BBB+           800,480
     2,915,000   Jim Thorpe Area School
                 District, PA, UT GO Bonds
                 (Series A), 5.75%, (MBIA

                 INS) 3/15/2017                   AAA         2,943,859

     1,000,000   Lackawanna Trail School
                 District, PA, UT GO
                 Refunding Bonds, 6.90%

                 (AMBAC INS), 3/15/2010           AAA         1,046,630

     3,000,000   Lancaster, PA, School
                 District, GO Bonds (Series

                 1997), 5.40%
                 (FGIC INS)/(Original Issue

                 Yield: 5.50%), 2/15/2014         AAA         3,000,090
     1,380,000   Latrobe, PA Industrial

                 Development Authority,
                 College Revenue Bonds,
                 6.75% (St. Vincent
                 College, PA)/(Original
                 Issue Yield: 7.00%),

                 5/1/2024                         AAA         1,533,870
     1,500,000   Lebanon County, PA,
                 Hospital Authority,
                 Hospital Revenue Bonds,
                 6.00% (Good Samaritan
                 Hospital)/(Original Issue

                 Yield: 6.10%), 11/15/2018       BBB+         1,500,660
     1,000,000   Lehigh County, PA, General

                 Purpose Authority,
                 Hospital Refunding Revenue
                 Bonds (Series 1996A),
                 5.75% (Muhlenberg Hospital
                 Center)/(Original Issue

                 Yield: 5.85%), 7/15/2010           A         1,054,500
     2,300,000   Lehigh County, PA, General

                 Purpose Authority, Revenue
                 Bonds, 5.625% (Lehigh
                 Valley Hospital,
                 Inc.)/(MBIA INS)/(Original
                 Issue Yield: 5.775%),

                 7/1/2025                         AAA         2,238,751

       325,000   Lower Dauphin, PA, School
                 District, UT GO Bonds,
                 5.75% (United States
                 Treasury PRF), 9/15/2002

                 (@100)                           AAA           328,689
  PRINCIPAL                                    CREDIT
    AMOUNT                                     RATING 1     VALUE


                 LONG-TERM MUNICIPALS-

                 continued

                 PENNSYLVANIA-CONTINUED

 $   1,000,000   Luzerne Co., PA, UT GO
                 Bonds, 5.625% (FGIC
                 INS)/(Original Issue
                 Yield: 5.78%), 12/15/2021        AAA    $      993,620
     2,500,000   Luzerne County, PA, IDA,
                 Revenue Refunding Bonds
                 (Series A), 7.00%
                 (Pennsylvania Gas & Water

                 Co.), 12/1/2017                  AAA         2,753,875
     4,000,000   Lycoming County PA,
                 Authority, Hospital Lease Revenue Bonds (Series B), 6.50%
                 (Divine Providence Hospital, PA)/(Original Issue Yield:

                 6.70%), 7/1/2022                  A-         4,138,280
     1,000,000   Lycoming County PA,
                 Authority, Hospital
                 Revenue Bonds, 5.50%
                 (Divine Providence
                 Hospital, PA)/(Connie Lee
                 INS) (Original Issue

                 Yield: 5.90%), 11/15/2022        AAA           947,880
     2,360,000   Monroe County, PA,
                 Hospital Authority,
                 Hospital Revenue Bonds,
                 (Series A), 5.125% (Pocono
                 Medical Center)/(AMBAC
                 INS)/(Original Issue

                 Yield: 5.40%), 7/1/2015          AAA         2,232,466
     3,250,000   Montgomery County, PA,
                 IDA, Retirement Community
                 Revenue Bonds (Series
                 1996B), 5.75% (Adult
                 CommunitiesTotal Services,
                 Inc.)/(Original Issue

                 Yield: 5.98%), 11/15/2017         A-         3,110,153
     1,000,000   Montgomery County, PA,

                 IDA, Retirement Community
                 Revenue Refunding Bonds
                 (Series 1996A), 5.875%
                 (Adult CommunitiesTotal
                 Services, Inc.)/(Original
                 Issue Yield: 6.125%),

                 11/15/2022                        A-           964,350
       500,000   Mt. Pleasant Borough, PA,
                 Business District
                 Authority, Hospital
                 Revenue Bonds (Series
                 1997), 5.75% (Frick
                 Hospital)/(Original Issue

                 Yield: 5.85%), 12/1/2017         BBB           470,365
     1,300,000   Mt. Pleasant Borough, PA,
                 Business District
                 Authority, Hospital
                 Revenue Bonds (Series
                 1997), 5.75% (Frick
                 Hospital)/(Original Issue

                 Yield: 5.90%), 12/1/2027         BBB         1,200,901
     1,225,000   North Penn, PA, School

                 District, Refunding
                 Revenue Bonds, 6.20%,

                 3/1/2007                         Aaa         1,249,843
       110,000   North Penn, PA, Water
                 Authority, Revenue Bonds,
                 6.10% (FGIC INS),

                 11/1/2003                        AAA           117,192

       500,000   Northeastern, PA, Hospital
                 & Education Authority,
                 Health Care Revenue Bonds
                 (Series 1994 A), 6.10%
                 (Wyoming Valley Health
                 Care, PA)/(AMBAC
                 INS)/(Original Issue
                 Yield: 6.25%), 1/1/2003          AAA           524,425
       500,000   Northern Cambria, PA,
                 School District, GO UT
                 Bonds, 7.10% (AMBAC INS),

                 1/15/2007 (@100)                 AAA           506,465

       500,000   Pennsylvania Convention
                 Center Authority,
                 Refunding Revenue Bonds
                 (Series A), 6.25%,

                 9/1/2004                         BBB           518,450

     1,000,000   Pennsylvania Convention
                 Center Authority, Revenue
                 Bonds, (Series A), 6.70%
                 (FGIC INS)/(Original Issue

                 Yield: 6.843%), 9/1/2016         AAA         1,137,630
     5,000,000   Pennsylvania EDFA, Exempt

                 Facilities Revenue Bonds
                 (Series 1997B), 6.125%
                 (National Gypsum Co.),

                 11/1/2027                         NR         4,833,700
     4,000,000   Pennsylvania EDFA,
                 Resource Recovery Revenue
                 Bonds (Series A), 6.40%
                 (Northampton Generating),

                 1/1/2009                        BBB-         4,083,920
  PRINCIPAL                                    CREDIT
    AMOUNT                                     RATING 1     VALUE


                 LONG-TERM MUNICIPALS-

                 continued

                 PENNSYLVANIA-CONTINUED

 $   4,230,000   Pennsylvania EDFA, Revenue
                 Bonds (Series 1998A),
                 5.25% (Northwestern Human
                 Services, Inc.)/(Original
                 Issue Yield: 5.668%),
                 6/1/2028                         BBB    $    3,613,351
       755,000   Pennsylvania Housing
                 Finance Authority,
                 Refunding Revenue Bonds,
                 (Series 54A), 5.375% (FHA

                 INS), 10/1/2028                  AA+           765,578

       915,000   Pennsylvania Housing
                 Finance Authority, Revenue
                 Bonds, (Series 48),

                 5.375%, 10/1/2016                AA+           915,952

     1,000,000   Pennsylvania Housing
                 Finance Authority, Revenue

                 Bonds,
                 (Series 96/53A), 5.40%,

                 10/1/2027                        AA+           991,240

       575,000   Pennsylvania Housing
                 Finance Authority, Revenue

                 Bonds,
                 (Series 96/52B), 5.55%
                 (FHA/VA mtgs. GTD),

                 10/1/2012                        AA+           576,173

       915,000   Pennsylvania Housing
                 Finance Authority, Revenue

                 Bonds, 5.65%, 4/1/2020           AA+           908,348
       495,000   Pennsylvania Housing
                 Finance Authority, SFM
                 Revenue Bonds
                 (Series 33), 6.90%,

                 4/1/2017                         AA+           515,196

       100,000   Pennsylvania Housing
                 Finance Authority, SFM
                 Revenue Bonds
                 (Series 41-B), 5.90%,

                 10/1/2005                        AA+           103,300

       100,000   Pennsylvania Housing
                 Finance Authority, SFM
                 Revenue Bonds
                 (Series 42), 5.90%,

                 10/1/2004                        AA+           104,333

       345,000   Pennsylvania Housing
                 Finance Authority, SFM
                 Revenue Bonds
                 (Series 43), 6.35%,

                 4/1/2001                         AA+           350,451

     1,425,000   Pennsylvania Housing
                 Finance Authority, SFM
                 Revenue Bonds,
                 (Series 62A), 5.50%,

                 10/1/2022                        AA+         1,355,275

     3,000,000   Pennsylvania Housing
                 Finance Authority, Single
                 Family Mortgage Revenue
                 Bonds (Series 67A), 5.85%,

                 10/1/2018                        AA+         2,982,780

     2,000,000   Pennsylvania
                 Intergovernmental Coop
                 Authority, Special Tax
                 Revenue Bonds, 5.625%
                 (MBIA INS)/(Original Issue

                 Yield: 97.245%), 6/15/2023       AAA         2,086,980
     3,085,000   Pennsylvania

                 Intergovernmental Coop Authority, Special Tax Revenue Refunding
                 Bonds (Series 1999), 5.00% (Original Issue Yield:

                 5.13%), 6/15/2021                AAA         2,804,697

     5,500,000   Pennsylvania State Higher
                 Education Facilities
                 Authority, Health Services
                 Revenue Bonds (Series A of
                 1996), 5.75% (University
                 of Pennsylvania Health
                 Services)/(Original Issue
                 Yield: 6.035%), 1/1/2022          AA         5,173,905
     2,000,000   Pennsylvania State Higher

                 Education Facilities
                 Authority, Revenue Bonds
                 (Series 1996), 7.20%

                 (Thiel College), 5/15/2026        NR         2,283,860
     3,000,000   Pennsylvania State Higher

                 Education Facilities Authority, Revenue Bonds (Series 1999A),
                 4.875% (UPMC Health System)/(FSA INS)(Original Issue Yield:

                 5.12%), 8/1/2019                 AAA         2,634,390

     2,000,000   Pennsylvania State Higher Education Facilities Authority,
                 Revenue Bonds (Series N), 5.875% (Original Issue Yield:

                 5.913%), 6/15/2021               AAA         2,012,020
  PRINCIPAL                                    CREDIT
    AMOUNT                                     RATING 1     VALUE


                 LONG-TERM MUNICIPALS-

                 continued

                 PENNSYLVANIA-CONTINUED

 $   2,000,000   Pennsylvania State Higher
                 Education Facilities
                 Authority, Revenue Bonds,
                 5.00% (Thomas Jefferson
                 University)/(AMBAC
                 INS)/(Original Issue
                 Yield: 5.22%), 7/1/2019          AAA    $    1,849,320
     4,515,000   Pennsylvania State Higher
                 Education Facilities
                 Authority, Revenue Bonds,
                 5.20% (University of the
                 Arts)/(Asset Guaranty
                 INS)/(Original Issue

                 Yield: 5.30%), 3/15/2025          AA         4,090,048
     2,000,000   Pennsylvania State Higher

                 Education Facilities
                 Authority, Revenue Bonds,
                 6.375% (Drexel
                 University)/(Original
                 Issue Yield: 6.415%),

                 5/1/2017                          A-         2,084,520

       750,000   Pennsylvania State Higher Education Facilities Authority,
                 Revenue Bonds, 6.80% (MBIA LOC)/ (Original Issue Yield:

                 6.85%), 6/15/2001                AAA           768,030

     1,500,000   Pennsylvania State Higher
                 Education Facilities
                 Authority, University
                 Revenue Bonds (Series
                 1997), 5.45% (University
                 of the Arts)/(Asset
                 Guaranty INS)/(Original
                 Issue Yield: 5.58%),
                 3/15/2017                         AA         1,438,035
       500,000   Pennsylvania State IDA,
                 Economic Development
                 Revenue Bonds (Series A),
                 6.80% (Original Issue

                 Yield: 6.85%), 1/1/2001          AAA           517,140
     1,000,000   Pennsylvania State
                 Turnpike Commission,
                 Refunding Revenue Bonds
                 (Series L), 6.00% (MBIA
                 INS)/(Original Issue

                 Yield: 6.85%), 6/1/2015          AAA         1,040,700
       500,000   Philadelphia, PA, Gas
                 Works, Revenue Bonds,

                 7.40%, 6/15/2000                 BBB           512,960
     2,565,000   Philadelphia, PA,
                 Hospitals & Higher Education Facilities Authority, Hospital
                 Revenue Bonds (Series 1997), 5.50% (Temple University
                 Hospital)/ (Original Issue Yield:

                 5.85%), 11/15/2015              BBB+         2,368,008
     1,655,000   Philadelphia, PA,
                 Hospitals & Higher
                 Education Facilities
                 Authority, Hospital
                 Revenue Bonds (Series
                 1997), 5.75% (Jeanes
                 Hospital, PA)/ (Original
                 Issue Yield: 5.80%),

                 7/1/2008                        BBB+         1,646,262
     1,700,000   Philadelphia, PA,
                 Hospitals & Higher
                 Education Facilities
                 Authority, Hospital
                 Revenue Bonds (Series
                 1997), 5.875% (Jeanes
                 Hospital, PA)/ (Original
                 Issue Yield: 6.10%),

                 7/1/2017                        BBB+         1,623,092
       325,000   Philadelphia, PA,
                 Hospitals & Higher
                 Education Facilities
                 Authority, Refunding
                 Revenue Bonds, 6.15%
                 (Pennsylvania
                 Hospital)/(Original Issue

                 Yield: 6.25%), 7/1/2005           NR           347,835
       250,000   Philadelphia, PA,
                 Hospitals & Higher
                 Education Facilities
                 Authority, Revenue Bonds,
                 7.75% (Children's Seashore
                 House, PA)/(AMBAC INS),

                 8/15/2008 (@100)                 AAA           259,278

     5,195,000   Philadelphia, PA, Parking
                 Authority, Airport Parking
                 Revenue Bonds (Series

                 1999), 5.625%, 9/1/2016          AAA         5,226,534
     1,240,000   Philadelphia, PA,
                 Redevelopment Authority,
                 Multifamily Housing
                 Refunding Revenue Bonds
                 (Series 1998), 5.45%
                 (Woodstock Mutual Homes,
                 Inc.)/(FHA INS)/(Original
                 Issue Yield: 5.468%),

                 2/1/2023                        Baa3         1,197,034

     4,000,000   Philadelphia, PA, (Series
                 1995A) Airport Revenue

                 Bonds, 6.10%
                 (Philadelphia, PA Airport
                 System)/(Series A), (AMBAC
                 INS)/(Original Issue

                 Yield: 6.40%), 6/15/2025         AAA         4,047,720

  PRINCIPAL                                    CREDIT
    AMOUNT                                     RATING 1     VALUE


                 LONG-TERM MUNICIPALS-

                 continued

                 PENNSYLVANIA-CONTINUED

 $   9,500,000   Philadelphia, PA, Airport
                 Revenue Bonds (Series
                 1997B), 5.50%
                 (Philadelphia, PA Airport
                 System)/(AMBAC
                 INS)/(Original Issue
                 Yield: 5.65%), 6/15/2017         AAA    $    9,252,240
     3,500,000   Philadelphia, PA,
                 Refunding UT GO Bonds,
                 5.125% (FGIC INS),

                 5/15/2014                        AAA         3,363,395

       855,000   Philadelphia, PA, Revenue
                 Bonds, 10.875% (United
                 States Treasury PRF),

                 7/1/2008 (@100)                  Aaa         1,019,322
     4,000,000   Pittsburgh, PA, Auditorium

                 Authority, Regional Asset
                 District Sales Tax Revenue
                 Bonds (Series 1999), 5.00%
                 (AMBAC INS)/(Original
                 Issue Yield: 5.23%),

                 2/1/2019                         AAA         3,684,560

       765,000   Pittsburgh, PA, Urban
                 Redevelopment Authority,
                 Mortgage Revenue Bonds
                 (Series 1997A), 6.15%,

                 10/1/2016                        AAA           786,122

       420,000   Pittsburgh, PA, Urban
                 Redevelopment Authority,
                 Mortgage Revenue Bonds
                 (Series 1997C), 5.35%,

                 10/1/2009                        AAA           417,430

     1,260,000   Pittsburgh, PA, Urban
                 Redevelopment Authority,
                 Mortgage Revenue Bonds
                 (Series 1997C), 5.90%,

                 10/1/2022                        AAA         1,269,450

     1,430,000   Pittsburgh, PA, Urban
                 Redevelopment Authority,
                 Revenue Bonds, 5.45% (FGIC
                 INS)/(PNC Bank, N.A. LOC),

                 6/1/2028                         AAA         1,357,370
     2,000,000   Pittsburgh, PA, Water &
                 Sewer Authority, Water &
                 Sewer System Revenue Bonds
                 (Series C), 5.25% (FSA

                 INS), 9/1/2022                   AAA         1,881,800

     4,950,000   Pottsville, PA, Hospital
                 Authority, Hospital
                 Revenue Bonds, 5.625%
                 (Pottsville Hospital and
                 Warne Clinic)/(Original
                 Issue Yield: 5.75%),

                 7/1/2024                         BBB         4,435,992
     2,500,000   Scranton-Lackawanna, PA,

                 Health & Welfare
                 Authority, Revenue Bonds
                 (Series 1994-A), 7.60%
                 (Allied Services
                 Rehabilitation Hospitals,

                 PA), 7/15/2020                    NR         2,680,474

     1,000,000   Seneca Valley, PA, School District, Refunding UT GO Bonds
                 (Series 1998AA), 5.15% (Original Issue Yield:

                 5.20%), 2/15/2020                AAA           934,610

     1,920,000   Shaler, PA, School
                 District Authority, GO UT

                 Bonds, 6.25%, 4/15/2008          AAA         2,029,957
     2,650,000   Sharon, PA, General
                 Hospital Authority,
                 Hospital Revenue Bonds,
                 6.875% (Sharon Regional

                 Health System), 12/1/2022        AAA         2,902,280
     2,000,000   Somerset County, PA,

                 Hospital Authority,
                 Hospital Refunding Revenue
                 Bonds (Series 1997B),
                 5.375% (Somerset Community
                 Hospital)/(Asset Guaranty
                 INS)/(Original Issue

                 Yield: 5.68%), 3/1/2017           AA         1,899,960
     2,000,000   Southeastern, PA,
                 Transportation Authority,
                 Special Revenue Bonds,
                 5.375% (FGIC INS)/
                 (Original Issue Yield:

                 5.70%), 3/1/2017                 AAA         1,957,840

     8,000,000   Southeastern, PA Transportation Authority, Special Revenue
                 Bonds, 5.375% (FGIC INS)/ (Original Issue Yield:

                 5.75%), 3/1/2022                 AAA         7,706,960

       100,000   Spring Ford, PA School
                 District, UT GO Refunding
                 Bonds (Series AA), 5.80%,

                 8/1/2005                         AAA           101,632

       500,000   State Public School
                 Building Authority, PA,
                 College Revenue Bonds,
                 6.50% (Harrisburg Area
                 Community College-D)/(MBIA

                 LOC), 4/1/2002                   AAA           526,540
  PRINCIPAL                                    CREDIT
    AMOUNT                                     RATING 1     VALUE


                 LONG-TERM MUNICIPALS-

                 continued

                 PENNSYLVANIA-CONTINUED

 $   1,000,000   Susquehanna, PA, Area
                 Regional Airport
                 Authority, Airport
                 Facilities Revenue Bonds
                 (Series 1999), 5.50% (Aero
                 Harrisburg)/(Original
                 Issue Yield: 5.85%),
                 1/1/2024                          NR    $      930,920
        40,000   Swarthmore Boro Authority
                 PA, Refunded Revenue
                 Bonds, 6.00% (Original
                 Issue Yield: 6.10%),

                 9/15/2006                        AA+            42,691
     7,000,000   University of Pittsburgh,
                 University Refunding
                 Revenue Bonds
                 (Series 1997B), 5.00%
                 (Original Issue Yield:

                 5.287%), 6/1/2017                AAA         6,549,480

     3,000,000   Upper Darby School District, PA, UT GO Bonds, 5.00% (AMBAC
                 INS)/ (Original Issue Yield:

                 5.10%), 5/1/2019                 Aaa         2,775,030
     1,000,000   Warren County, PA Hospital

                 Authority, Revenue Bonds (Series A), 7.00% (Warren General
                 Hospital, PA)/(Original Issue Yield:

                 7.101%), 4/1/2019                BBB         1,059,280
       680,000   Washington County, PA,
                 Authority, Lease Revenue
                 Bonds, 7.00% (AMBAC INS),

                 6/15/2000 (@103)                 AAA           706,805
       400,000   Washington County, PA,
                 Authority, Lease Revenue

                 Bonds, 7.875%, 12/15/2018        AAA           513,431
     1,000,000   West View, PA, Municipal
                 Authority, Special
                 Obligation Bonds, 9.50%,

                 11/15/2014                       AAA         1,328,520
       695,000   Westmoreland County, PA,

                 Municipal Authority,
                 Special Obligation Bonds,

                 9.125%, 7/1/2010                 AAA           805,330
                 TOTAL                                      240,181,826

                 PUERTO RICO-0.8%

     1,000,000   Puerto Rico Highway and

                 Transportation Authority,

                 Residual Interest Tax-

                 Exempt Securites (Series

                 PA 331A), 7.20% (AMBAC

                 INS), 7/1/2013                    NR         1,057,520

     1,000,000   Puerto Rico Highway and

                 Transportation Authority,

                 Residual Interest Tax-

                 Exempt Securities (Series

                 PA 331B), 7.20% (AMBAC

                 INS), 7/1/2014                    NR         1,049,900
                 TOTAL                                        2,107,420

                 VIRGIN ISLANDS-0.0%

        70,000   Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A),
                 5.80% (GNMA

                 COL), 3/1/2005                   AAA            72,330
                 TOTAL LONG-TERM MUNICIPALS

                 (IDENTIFIED COST

                 $243,664,658)                              242,361,576
                 SHORT-TERM INVESTMENTS-

                 10.8%

                 PENNSYLVANIA-9.8%

    12,880,000   Erie County, PA, Hospital
                 Authority, (Series 1998B),
                 Daily VRDNs (Hamot Health
                 Foundation)/(AMBAC
                 INS)/(PNC Bank, N.A. LIQ),

                 2.95%, 5/15/2020                 AAA        12,880,000

    13,500,000   South Fork Municipal
                 Authority, PA, (Series A)
                 Daily VRDNs (Conemaugh
                 Health System)/(MBIA
                 INS)/(Credit Suisse First
                 Boston LIQ), 3.10%,

                 7/1/2008                         AAA        13,500,000
                 TOTAL                                       26,380,000


  PRINCIPAL                                    CREDIT
    AMOUNT                                     RATING 1     VALUE


                 SHORT-TERM INVESTMENTS-

                 continued
                 PUERTO RICO-1.0%

 $   2,600,000   Puerto Rico Commonwealth
                 Infrastructure Financing
                 Authority, Floater
                 Certificates (Series 1998-
                 139) Weekly VRDNs (AMBAC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,
                 Inc. LIQ), 2.99%, 7/1/2028       AAA    $    2,600,000

                 TOTAL SHORT-TERM
                 INVESTMENTS (AT AMORTIZED

                 COST)                                    $  28,980,000
                 TOTAL INVESTMENTS
                 (IDENTIFIED COST

                 $272,644,658) 2                          $ 271,341,576


 Securities that are subject to alternative minimum tax represent 12.2% of the portfolio as calculated based upon total portfolio market valve.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $272,644,658. The net unrealized depreciation of investments on a federal tax basis amounts to $(1,303,082) which is comprised of $4,837,262 appreciation and $6,140,344 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($268,426,689) at August 31, 1999.

The following acronyms are used throughout this portfolio:


AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized EDFA -Economic Development Financing Authority FGIC -Financial Guaranty Insurance Company FHA -Federal Housing Administration FHA/VA -Federal Housing Administration/Veterans Administration FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HDA -Hospital Development Authority HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority IDA -Industrial Development Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PRF -Prerefunded SFM -Single Family Mortgage UT -Unlimited Tax VRDNs -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements



Statement of Assets and Liabilities



AUGUST 31, 1999



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$272,644,658)                                   $ 271,341,576
Cash                                                  236,798
Income receivable                                   3,922,025
Receivable for investments
sold                                                   20,000
Receivable for shares sold                            280,667
Receivable for daily
variation margin                                        6,560
TOTAL ASSETS                                      275,807,626
LIABILITIES:

Payable for investments
purchased                       $ 6,332,505
Payable for shares
redeemed                            508,222
Income distribution
payable                             478,681
Accrued expenses                     61,529
TOTAL LIABILITIES                                   7,380,937
Net assets for 23,977,587
shares outstanding                              $ 268,426,689
NET ASSETS CONSIST OF:

Paid in capital                                 $ 270,987,711
Net unrealized
depreciation of
investments and futures
transactions                                       (1,321,944)
Accumulated net realized
loss on investments                                  (602,998)
Distributions in excess of
net investment income                                (636,080)
TOTAL NET ASSETS                                $ 268,426,689
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($221,598,985 / 19,794,704
shares outstanding)                                    $11.19
Offering Price Per Share
(100/95.50 of $11.19) 1                                $11.72
Redemption Proceeds Per
Share (100.00/100 of
$11.19) 2                                              $11.19
CLASS B SHARES:
Net Asset Value Per Share
($46,827,704 / 4,182,883
shares outstanding)                                    $11.20
Offering Price Per Share
(100/100.00 of $11.20) 1                               $11.20
Redemption Proceeds Per
Share (94.50/100 of
$11.20) 2                                              $10.58


1 See "What Do Shares Cost?" in the Prospectus.

2 See "Sales Charge When You Redeem" in the Prospectus.



See Notes which are an integral part of the Financial Statements

Statement of Operations



YEAR ENDED AUGUST 31, 1999



INVESTMENT INCOME:
Interest                                                            $  15,077,894
EXPENSES:

Investment advisory fee                           $ 1,097,037
Administrative personnel
and services fee                                      206,792
Custodian fees                                         28,824
Transfer and dividend
disbursing agent fees and
expenses                                              117,498
Directors'/Trustees' fees                               5,009
Auditing fees                                          13,927
Legal fees                                              4,231
Portfolio accounting fees                              97,977
Distribution services fee-
Class B Shares                                        299,784
Shareholder services fee-
Class A Shares                                        585,720
Shareholder services fee-
Class B Shares                                         99,928
Share registration costs                               21,180
Printing and postage                                   60,105
Insurance premiums                                      2,117
Miscellaneous                                           5,571
TOTAL EXPENSES                                      2,645,700
WAIVERS:
Waiver of investment
advisory fee                     $  (223,304)
Waiver of shareholder
services fee-Class A
Shares                              (46,858)
TOTAL WAIVERS                                        (270,162)
Net expenses                                                            2,375,538
Net investment income                                                  12,702,356
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FUTURES TRANSACTIONS:
Net realized gain (loss) on
investments and futures
transactions                                                             (459,349)
Net change in unrealized
appreciation
(depreciation)
of investments and futures
transactions                                                          (17,976,493)
Net realized and
unrealized gain (loss) on
investments and
futures transactions                                                  (18,435,842)
Change in net assets
resulting from operations                                           $  (5,733,486)




See Notes which are an integral part of the Financial Statements



Statement of Changes in Net Assets



YEAR ENDED AUGUST 31               1999                  1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $    12,702,356       $    11,625,708
Net realized gain (loss) on
investments ($(143,649)
and $2,643,156,
respectively, as computed
for federal tax purposes)               (459,349)            2,643,156
Net change in unrealized
appreciation
(depreciation)                       (17,976,493)            6,503,027
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS             (5,733,486)           20,771,891
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                       (11,168,636)          (11,176,550)
Class B Shares                        (1,629,212)             (807,283)
Distributions from net
realized gains
Class A Shares                        (1,810,336)             (692,628)
Class B Shares                          (255,129)              (44,936)
Distributions in excess of
net realized gains
Class A Shares                          (100,040)                     -
Class B Shares                           (21,220)                     -
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (14,984,573)          (12,721,397)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                                59,110,607            53,698,762
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 8,605,947             7,262,803
Net asset value of shares
issued in connection with
the acquisition of
Federated Pennsylvania
Intermediate Municipal
Trust                                          -            20,752,947
Cost of shares redeemed              (46,905,826)          (42,128,847)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                          20,810,728            39,585,665
Change in net assets                      92,669            47,636,159
NET ASSETS:

Beginning of period                  268,334,020           220,697,861
End of period                    $   268,426,689       $   268,334,020




See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



AUGUST 31, 1999

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

Distributions are determined in accordance with income tax regulations which may differ from the generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The following reclassifications have been made to the financial statements:



              INCREASE (DECREASE)

                                UNDISTRIBUTED

                  ACCUMULATED   NET INVESTMENT
PAID-IN CAPITAL   GAIN/LOSS     INCOME
$137,977              $44,486       $(182,463)


Net investment income, net realized gains/losses and net assets are not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Additionally, net capital losses of $621,861 attributable to security transactions incurred after October 31, 1998, are treated as arising on September 1, 1999, the first day of the fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FUTURES CONTRACTS

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the year ended August 31, 1999, the Fund had realized gains of $63,994 on future contracts.

At August 31, 1999, the Fund had outstanding futures contracts as set forth below:



EXPIRATION      CONTRACTS                      UNREALIZED
DATE            TO RECEIVE          POSITION   DEPRECIATION
December 1999   15 Municipal Bond   Short         ($18,862)


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:



YEAR ENDED AUGUST 31                     1999                              1998
CLASS A SHARES:                 SHARES         AMOUNT              SHARES         AMOUNT
Shares sold                     3,020,879       $  35,437,670      2,592,539       $  30,277,416
Shares issued to
shareholders in payment of
distributions declared            627,660           7,389,056        566,650           6,739,691
Shares issued in
connection with the
acquisition of William
Penn Interest Income PA Tax
Free Fund                               -                   -      1,735,196          20,752,947
Shares redeemed                (3,535,185)        (41,544,942)    (3,391,170)        (40,368,961)
NET CHANGE RESULTING FROM
CLASS A

SHARE TRANSACTIONS                113,354          $1,281,784      1,503,215         $17,401,093


YEAR ENDED AUGUST 31                      1999                               1998
CLASS B SHARES:                 SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                     2,003,003       $  23,672,937      1,964,044       $  23,421,346
Shares issued to
shareholders in payment of
distributions declared            103,408           1,216,891         43,929             523,112
Shares redeemed                  (459,373)         (5,360,884)      (147,500)         (1,759,886)
NET CHANGE RESULTING FROM
CLASS B

SHARE TRANSACTIONS              1,647,038       $  19,528,944      1,860,473       $  22,184,572
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              1,760,392       $  20,810,728      3,363,688       $  39,585,665


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.



                   PERCENTAGE OF
                   AVERAGE DAILY
                   NET ASSETS

SHARE CLASS NAME   OF CLASS
Class A            0.40%
Class B            0.75%


FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Class A Shares did not incur a distribution services fee for the period ended August 31, 1999, and has no present intention of paying or accruing a distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class A and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

INTERFUND TRANSACTIONS

During the period ended August 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated advisers), common Directors/Trustees, and/or common officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $97,845,000 and $75,300,000 respectively.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1999, were as follows:



Purchases     $ 72,871,593
Sales         $ 83,986,044


CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1999, 26.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.8% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF

FEDERATED MUNICIPAL SECURITIES INCOME TRUST

AND SHAREHOLDERS OF FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Federated Pennsylvania Municipal Income Fund as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1999, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Pennsylvania Municipal Income Fund as of August 31, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts

October 15, 1999



[Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated Pennsylvania Municipal
Income Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS A SHARES

CLASS B SHARES



OCTOBER 31, 1999

A Statement of Additional Information (SAI) dated October 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and SemiAnnual Reports to shareholders as they become available. The Annual Report's Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202- 942-8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Federated Pennsylvania Municipal
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-6165

Cusip 625922505

Cusip 625922836

G00577-02 (10/99)

 [Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated Pennsylvania Municipal Income
Fund

A Portfolio of Federated Municipal Securities Income Trust

CLASS A SHARES

CLASS B SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Pennsylvania Municipal Income Fund (Fund), dated October 31, 1999. Obtain the prospectus and the Annual Report's Management Discussion & Analysis without charge by calling 1-800-341-7400.



OCTOBER 31, 1999

 [Graphic]
 Federated

 World-Class Investment Manager
 Federated Pennsylvania Municipal Income
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

0090701B (10/99)

[Graphic]

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  4

How is the Fund Sold?  5

Subaccounting Services  6

Redemption in Kind  7

Massachusetts Partnership Law  7

Account and Share Information  7

Tax Information  7

Who Manages and Provides Services to the Fund?  8

How Does the Fund Measure Performance?  11

Who is Federated Investors, Inc.?  13

Investment Ratings  14

Addresses  16

How is the Fund Organized?



The Fund is a non-diversified portfolio of Federated Municipal Securities Income Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on August 6, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Pennsylvania Municipal Income Fund to Federated Pennsylvania Municipal Income Fund on February 26, 1996. Effective October 1, 1999, the Trust changed its name from Municipal Securities Income Trust to Federated Municipal Securities Income Trust.



The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Class A Shares and Class B Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). The Adviser, formerly known as Federated Advisers, changed its name effective March 31, 1999.

Securities in Which the Fund Invests

The Fund's principal securities are described in its prospectus. Additional securities, and further information regarding the principal securities, are outlined below. In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.



CREDIT ENHANCEMENT



Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.



DERIVATIVE CONTRACTS



Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.



Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may make temporary defensive investments in the following taxable securities:

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

TREASURY SECURITIES



Treasury securities are direct obligations of the federal government of the United States.



BANK INSTRUMENTS



Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.



AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.



COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.



INVESTMENT RISKS



There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

LIQUIDITY RISKS

Limited trading opportunities may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.



FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES



The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES



The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.



UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.



LENDING CASH OR SECURITIES



The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.



CONCENTRATION OF INVESTMENTS



The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



THE ABOVE LIMITATIONS CANNOT BE CHANGED BY THE BOARD UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



BUYING ON MARGIN



The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.



RESTRICTED SECURITIES



The Fund may invest its securities subject to restrictions on resale under the Securities Act of 1933.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

In applying the Fund's commodities limitation, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the Securities and Exchange Commission (SEC) staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

DETERMINING MARKET VALUE OF SECURITIES



Market values of the Fund's portfolio securities are determined as follows:



* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;



* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.



What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT (CLASS A SHARES)

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:



* the Trustees, Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;



* any associated person of an investment dealer who has a sales agreement with the Distributor; and

* trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

* through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

* as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

* following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* of Shares that represent a reinvestment within 120 days of a previous redemption;



* of Shares held by the Trustees, Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;



* of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

* which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

CLASS B SHARES ONLY

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (CLASS A SHARES AND CLASS B SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.



For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses. Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.



SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.



Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive an amount up to 5.50% of the NAV of Class B Shares.



In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:



                        ADVANCE PAYMENTS
                        AS A PERCENTAGE OF

AMOUNT                  PUBLIC OFFERING PRICE

First $1 - $5 million   0.75%
Next $5 - $20 million   0.50%
Over $20 million        0.25%


For accounts with assets over $1 million, the dealer advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.



Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of October 7, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class A Shares for its clients), Jacksonville, Florida, owned approximately 1,330,331 Class A Shares (5.54%).



Tax Information

FEDERAL INCOME TAX



The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.



Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of six funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of October 7, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A and Class B Shares.



NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
JOHN F. DONAHUE*+#                       Chief Executive Officer                  $0   $0 for the Trust and
Birth Date: July 28, 1924                and Director or Trustee of                    54 other investment
Federated Investors Tower                the Federated Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                         Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN and TRUSTEE                     Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,305.35   $113,860.22 for the Trust
Birth Date: February 3, 1934             the Federated Fund                            and 54 other investment
15 Old Timber Trail                      Complex; Director, Member                     companies in the
Pittsburgh, PA                           of Executive Committee,                       Fund Complex
TRUSTEE                                  Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.
                                         (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,436.05   $125,264.48 for the Trust
Birth Date: June 23, 1937                Federated Fund Complex;                       and 54 other investment
Wood/Commercial Dept.                    President, Investment                         companies in the
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       Fund Complex

3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
TRUSTEE                                  Associates, Inc.,

                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of some       $1,305.35   $47,958.02 for the Trust
Birth Date: September 3, 1939            of the Federated Fund                         and 29 other investment
175 Woodshire Drive                      Complex; formerly:                            companies in the
Pittsburgh, PA                           Partner, Andersen                             Fund Complex
TRUSTEE                                  Worldwide SC.

JOHN F. CUNNINGHAM++                     Director or Trustee of some         $331.87   $0 for the Trust
Birth Date: March 5, 1943                of the Federated Fund                         and 46 other investment
353 El Brillo Way                        Complex; Chairman,                            companies in the
Palm Beach, FL                           President and Chief                           Fund Complex
TRUSTEE                                  Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting); Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: October 11, 1932             Federated Fund Complex;                       and 54 other investment
3471 Fifth Avenue                        Professor of Medicine,                        companies in the
Suite 1111                               University of Pittsburgh;                     Fund Complex
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of Pittsburgh

                                         Medical Center - Downtown;
                                         Hematologist, Oncologist and Internist,
                                         University of Pittsburgh Medical
                                         Center; Member, National Board of
                                         Trustees, Leukemia Society of America.

PETER E. MADDEN                          Director or Trustee of the        $1,189.91   $113,860.22 for the Trust
Birth Date: March 16, 1942               Federated Funds Complex;                      and 54 other investment
One Royal Palm Way                       formerly: Representative,                     companies in the
100 Royal Palm Way                       Commonwealth of                               Fund Complex
Palm Beach, FL                           Massachusetts General
TRUSTEE                                  Court; President, State
                                         Street Bank and Trust
                                         Company and State Street
                                         Corporation.
                                         Previous Positions:
                                         Director, VISA USA and
                                         VISA International;
                                         Chairman and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
CHARLES F. MANSFIELD, JR.++              Director or Trustee of some       $1,016.39   $0 for the Trust
Birth Date: April 10, 1945               of the Federated Fund                         and 50 other investment
80 South Road                            Complex; Management                           companies in the
Westhampton Beach, NY                    Consultant.  Fund Complex
TRUSTEE                                  Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of            $1,403.80   $113,860.22 for the Trust
Birth Date: December 20, 1932            the Federated Fund                            and 54 other investment
President, Duquesne University           Complex; President, Law                       companies in the
Pittsburgh, PA                           Professor, Duquesne                           Fund Complex
TRUSTEE                                  University; Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,305.35   $113,860.22 for the Trust
Birth Date: June 21, 1935                Federated Fund Complex;                       and 54 other investment
4905 Bayard Street                       Public Relations/                             companies in the
Pittsburgh, PA                           Marketing/Conference                          Fund Complex
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH++                          Director or Trustee of some         $331.87   $0 for the Trust
Birth Date: November 28, 1957            of the Federated Fund                         and 48 other investment
2007 Sherwood Drive                      Complex; President and                        companies in the
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Fund Complex
TRUSTEE                                  (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.

J. CHRISTOPHER DONAHUE*+                 President or Executive                   $0   $0 for the Trust
Birth Date: April 11, 1949               Vice President of the                         and 16 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Director or Trustee of some                   Fund Complex
Pittsburgh, PA                           of the Funds in the
EXECUTIVE VICE PRESIDENT                 Federated Fund Complex;
and TRUSTEE                              President, Chief Executive
                                         Officer and Director, Federated
                                         Investors, Inc.; President and Trustee,
                                         Federated Investment Management Company
                                         and Federated Investment Counseling;
                                         President and Director, Federated
                                         Global Investment Management Corp.;
                                         President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated Services
                                         Company.

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the Trust
Birth Date: October 22, 1930             of the Funds in the                           and 1 other investment
Federated Investors Tower                Federated Fund Complex;                       company in the
1001 Liberty Avenue                      President, Executive Vice                     Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company, Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the Trust
Birth Date: October 26, 1938             and Secretary of the                          and 54 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Executive Vice President,                     Fund Complex

Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;

                                         Trustee, Federated Investment
                                         Management Company and Federated
                                         Investment Counseling; Director,
                                         Federated Global Investment Management
                                         Corp, Federated Services Company and
                                         Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the Trust
Birth Date: June 17, 1954                Fund Complex; Vice                            and 54 other investment
Federated Investors Tower                President - Funds                             companies in the
1001 Liberty Avenue                      Financial Services                            Fund Complex
Pittsburgh, PA                           Division, Federated

TREASURER                                Investors, Inc.; formerly:
                                         various management
                                         positions within Funds
                                         Financial Services
                                         Division of Federated
                                         Investors, Inc.

RICHARD B. FISHER                        President or Vice                        $0   $0 for the Trust
Birth Date: May 17, 1923                 President of some of the                      and 6 other investment
Federated Investors Tower                Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                      Complex; Director or                          Fund Complex
Pittsburgh, PA                           Trustee of some of the
PRESIDENT                                Funds in the Federated Fund
                                         Complex; Executive Vice
                                         President, Federated
                                         Investors, Inc.; Chairman
                                         and Director, Federated
                                         Securities Corp.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the Trust
Birth Date: March 3, 1949                of this Fund and various                      and 41 other investment
Federated Investors Tower                other Funds in the                            companies in the
1001 Liberty Avenue                      Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment

                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

J. SCOTT ALBRECHT                        J. Scott Albrecht has been               $0   $0 for the Trust
Birth Date: June 1, 1960                 the Fund's portfolio                          and 1 other investment
Federated Investors Tower                manager since March 1995.                     company in the
1001 Liberty Avenue                      He is Vice President of the                   Fund Complex
Pittsburgh, PA                           Trust. Mr. Albrecht joined
VICE PRESIDENT                           Federated in 1989. He has
                                         been a Senior Portfolio
                                         Manager since 1997 and a
                                         Vice President of the
                                         Fund's investment adviser
                                         since 1994. He was a
                                         Portfolio Manager from
                                         1994 to 1996. Mr. Albrecht
                                         is a Chartered Financial
                                         Analyst and received his
                                         M.S. in Public Management
                                         from Carnegie Mellon
                                         University.


* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.



++ Mr. Mansfield became a member of the Board of Trustees on January 1, 1999. Messrs. Cunningham and Walsh became members of the Board of Trustees on July 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.



The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.



OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR



Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED AUGUST 31    1999         1998       1997
Advisory Fee Earned             $1,097,307   $972,754   $470,040
Advisory Fee Reduction             223,304    194,282    239,900
Administrative Fee                 206,792    183,420    141,863
12B-1 FEE

Class A Shares                           0          -          -
Class B Shares                     299,784          -          -
SHAREHOLDER SERVICES FEE

Class A Shares                     538,862          -          -
Class B Shares                      99,928          -          -


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year, five-year and Start of Performance periods ended August 31, 1999.

Yield and Tax-Equivalent Yield are given for the 30-day period ended August 31, 1999.





                                                     START OF

                       30-DAY                        PERFORMANCE ON
                       PERIOD    1 YEAR    5 YEARS   OCTOBER 11, 1990

CLASS A SHARES

Total Return           NA        (6.46%)    5.24%     6.60%
Yield                  4.64%      NA        NA        NA
Tax-Equivalent Yield   7.68%      NA        NA        NA


                                                     START OF

                       30-DAY                        PERFORMANCE ON
                       PERIOD    1 YEAR    5 YEARS   MARCH 4, 1997


CLASS B SHARES

Total Return           NA         (7.80%)   NA        2.26%
Yield                  3.86%       NA       NA        NA
Tax-Equivalent Yield   6.39%       NA       NA        NA


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE



TAXABLE YIELD EQUIVALENT FOR 1999-COMMONWEALTH
OF PENNSYLVANIA

FEDERAL TAX BRACKET:                              15.00%          28.00%          31.00%          36.00%              39.60%


COMBINED FEDERAL AND STATE TAX BRACKET:           17.800%         30.800%         33.800%         38.800%             42.400%
Joint Return                                      $1-43,050       $43,051-104,050 $104,051-158,550 $158,551-283,150  Over  $283,150
Single Return                                     $1-25,750       $25,751-62,450  $62,451-130,250  $130,251-283,150  Over  $283,150
TAX EXEMPT YIELD:  TAXABLE YIELD EQUIVALENT:

1.50%                                             1.82%            2.17%           2.27%           2.45%              2.60%
2.00%                                             2.43%            2.89%           3.02%           3.27%              3.47%
2.50%                                             3.04%            3.61%           3.78%           4.08%              4.34%
3.00%                                             3.65%            4.34%           4.53%           4.90%              5.21%
3.50%                                             4.26%            5.06%           5.29%           5.72%              6.08%
4.00%                                             4.87%            5.78%           6.04%           6.54%              6.94%
4.50%                                             5.47%            6.50%           6.80%           7.35%              7.81%
5.00%                                             6.08%            7.23%           7.55%           8.17%              8.68%
5.50%                                             6.69%            7.95%           8.31%           8.99%              9.55%
6.00%                                             7.30%            8.67%           9.06%           9.80%             10.42%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LEHMAN BROTHERS REVENUE BOND INDEX

Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.

MORNINGSTAR, INC.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.



CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.



CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS



AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.



MOODY'S INVESTORS  SERVICE COMMERCIAL PAPER RATINGS



PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED PENNSYLVANIA MUNCIPAL INCOME FUND

Class A Shares

Class B Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116

PART C.      OTHER INFORMATION.

Item 23.       EXHIBITS:

         (a)      (i)  Paper Copy of Declaration of Trust of the
                       Registrant (1);

               (ii)    Paper Copy of Amendment No. 1 (dated
                       August 26, 1991) to Declaration of Trust (5);

              (iii)    Conformed Copy of Amendment No. 2 (dated
                       August 6, 1990) to the Declaration of Trust (6);

               (iv)    Conformed Copy of Amendment No. 3 (dated
                       August 31, 1992) to the Declaration of Trust (8);

                (v)    Conformed Copy of Amendment No. 4 (dated
                       September 17, 1992) to the Declaration of Trust (8);

               (vi)    Conformed Copy of Amendment No. 5 (dated
                       February 4, 1993) to the Declaration of Trust (10);

                (vii) Conformed Copy of Amendment No. 6 (dated May 24, 1993) to the Declaration of Trust (13);

                (viii)Conformed copy of Amended and Restated Declaration of
                      Trust (including Amendment Nos. 7-17); +

         (b)    Copy of By-Laws of the Registrant (1);

               (i) Copy of Amendment No. 1 (dated November 18, 1997) to the By-Laws (23);

               (ii) Copy of  Amendment  No. 2 (dated  February  23, 1998) to the
                    By-Laws (23);

               (iii)Copy of  Amendment  No. 3 (dated  February  27, 1998) to the
                    By-Laws (23);

               (iv) Copy of Amendment  No. 4 (dated May 12, 1998) to the By-Laws
                    (23);

+       All exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed on October 28, 1991. (File Nos. 33-36729 and 811-6165)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on January 24, 1992. (File Nos. 33-36729 and 811-6165)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on September 25, 1992. (File Nos. 33-36729 and 811-6165)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on March 24, 1993. (File Nos. 33-36729 and 811-6165)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on July 2, 1993, (File Nos. 33-36729 and 811-6165)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165)

(c)            Copy of Specimen Certificate for Shares of Beneficial
                      Interest for:

                      (i) Federated Pennsylvania Municipal Income Fund-Class A Shares (19);

                     (ii) Federated Pennsylvania Municipal Income Fund-Class B Shares (22);

                    (iii) Federated Ohio Municipal Income Fund-Class F Shares (19);

                     (iv) Federated California Municipal Income Fund-Class F Shares (19);

                      (v) Federated New York Municipal Income Fund-Class F Shares (19);

                     (vi)    Federated Michigan Intermediate Municipal
                             Trust (19);

               (d) Conformed Copy of new Investment Advisory Contract of the Registrant (21);

                      (i)    Copy of Amendment to Investment Advisory
                             Contract (12)

                     (ii) Conformed Copies of Amendments to Investment Advisory Contract (14);

                      (iii) Conformed Copies of Amendments to Investment Advisory Contract (14);

               (e) (i) Conformed Copy of Distributor's Contract of the Registrant (21);

                      (ii) Conformed Copy of Amendment to Distributor's Contract
                    (12); (iii) Conformed Copy of Amendment to Distributor's Contract (14);

                     (iv) Conformed Copy of Exhibit O to the Distributor's
                      Contract (23); (v) Conformed Copy of Distributor's Contract (Class B Shares) (23);

                     (vi) The Registrant hereby incorporates the conformed copy of the specimen Mutual Fund Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).

+       All exhibits are filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed on May 17, 1993. (File Nos. 33-36729 and 811-6165)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on October 28, 1993. (File Nos. 33-36729 and 811-6165)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996. (File Nos. 33-36729 and 811-6165)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165)

               (f)    Not applicable;

               (g)     (i)   Conformed Copy of Custodian Contract of the
                             Registrant (18);
                     (ii)    Conformed Copy of Custodian Fee Schedule (22);

               (h) (i) Conformed Copy of Amended and Restated Shareholder Services Agreement (22); (ii) Conformed Copy of Principal Shareholder Services Agreement (Class B Shares) (23);

                    (iii) Conformed Copy of Shareholder Services Agreement (Class B Shares) (23);

                     (iv) Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement (23);

                      (v) With regard to Federated Pennsylvania Municipal Income Fund, Federated Ohio Municipal Income Fund, Federated California Municipal Income Fund and Federated New York Municipal Income Fund, the Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from
                             Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375).

                      (vi) The response described in Item 24(b)(6)(iv) are
              hereby incorporated by reference; (i) Conformed Copy of Opinion and Consent of Counsel as to the legality of shares being registered (1); (j) Conformed Copy of Independent Auditors' Consent; + (k) Not applicable; (l) Conformed Copy of Initial Capital Understanding (1); (m) (i) Conformed Copy of Rule 12b-1 Plan (21);

                   (ii)      Conformed Copy of Distribution Plan (21);
                   (iii)     Conformed Copy of Exhibit B to the Distribution

                             Plan (23);

                    (iv) Conformed Copy of Exhibit 1 Amendment to the
                     Distribution Plan for the Investment Companies(Class B Shares) (23); (v) The response described in Item 24(b)(6)(iv) are hereby incorporated by reference;

+       All exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165)

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed on October 30, 1998. (File Nos. 33-36729 and 811-6165)

              (n) Copy of Financial Data Schedules (not included per footnote 60 of Release No. 33-7684);

              (o) With regard to Federated Pennsylvania Municipal Income Fund, Federated Ohio Municipal Income Fund, Federated California Municipal Income Fund and Federated New York Municipal Income Fund, the Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos.

                    33-52149 and 811-07141);
(p)     Conformed Copy of Power of Attorney; +

(i) Power of Attorney for Charles F. Mansfield, Jr.; (25) (ii) Power of Attorney for William D. Dawson, III; (25) (iii) Power of Attorney for Richard J. Thomas;
(25)

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

               None

Item 25.       INDEMNIFICATION: (1)

Item 26.       Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "WHO MANAGES THE FUND" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "WHO MANAGES AND PROVIDES SERVICES TO THE FUND." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski


+       All exhibits are filed electronically.

25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on April 29, 1999. (File Nos. 33-36729 and 811-6165)

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      B. Anthony Delserone, Jr.
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Stephen A. Keen
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      George B. Wright
                                                      Jolanta M. Wysocka

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Steven J. Wagner
                                                      Lori A. Wolff

           Secretary:                                 G. Andrew Bonnewell

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine M. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27.       PRINCIPAL UNDERWRITERS:

(a)....Federated  Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Director, Chairman, Chief              President
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.
                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Executive Vice
Federated Investors Tower           President, Federated,                  President

1001 Liberty Avenue                 Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary                --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas P. Moretti                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                     Federated Investors Tower
                                               1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779

Federated Shareholder

  Services Company    Federated Investors Tower
("Transfer Agent and Dividend                  1001 Liberty Avenue
Disbursing Agent")                             Pittsburgh, PA  15222-3779

Federated Services Company                     Federated Investors Tower
("Administrator")                              1001 Liberty Avenue

                                               Pittsburgh, PA  15222-3779

Federated Investment Management                Federated Investors Tower
Company("Adviser")                             1001 Liberty Avenue

                                               Pittsburgh, PA  15222-3779

State Street Bank and Trust Company            P.O. Box 8600
("Custodian")  Boston, MA 02266-8600

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL SECURITIES INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of October, 1999.

                      FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                      BY: /s/ Leslie K. Ross
                      Leslie K. Ross, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      October 29, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                   DATE

By:  /s/ Leslie K. Ross                  Attorney In Fact      October 29, 1999
     Leslie K. Ross                      For the Persons
     ASSISTANT SECRETARY                 Listed Below


     NAME                                   TITLE

John F. Donahue*                         Chairman and Trustee
                                         (Chief Executive Officer)

Richard B. Fisher*                       President

J.      Christopher Donahue*             Executive Vice President
                                         and Trustee

William D. Dawson, III*                  Chief Investment Officer

Richard J. Thomas *                      Treasurer
                                         (Principal Financial and
                                         Accounting Officer)

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr.*                     Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee